UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2010

Item 1. Reports to Stockholders

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Annual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Asset Manager® 20%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 30%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 40%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 50%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 60%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 70%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 85%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firms	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Prospectus	P-1

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Asset Manager 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 20%	8.54%	4.54%	4.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 20%, a class of the fund, on September 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager 20%
Barclays Capital U.S. Aggregate Bond Index
19,000
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
$10,000
$18,616
$15,889
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

-

Annual Report

Fidelity Asset Manager 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Asset Manager 30%	9.67%	1.55%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 30%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager30%
Barclays Capital U.S. Aggregate Bond Index
13,000
12,000
11,000
10,000
9,500
9,000
8,500
8,000
$7,600
2008
2009
2010
$12,403
$10,468

Annual Report

Fidelity Asset Manager 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fundA
Fidelity Asset Manager 40%	10.28%	0.42%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 40%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager 40%
Barclays Capital U.S. Aggregate Bond Index
13,000
12,000
11,000
10,000
9,000
8,000
$ 7,000
2008
2009
2010
$12,403
$10,126

Annual Report

Fidelity Asset Manager 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 50%	10.79%	3.77%	2.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 50%, a class of the fund, on September 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 ® Index performed over the same period.

Fidelity Asset Manager50%
S&P 500 Index
13,500
12,000
11,000
10,000
9,000
8,000
7,000
$5,800
$12,817
$9,577
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

Annual Report

Fidelity Asset Manager 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Asset Manager 60%	10.88%	-1.50%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 60%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Asset Manager60%
S&P 500 Index
10,000
9,000
8,000
7,000
6,000
$4,800
$9,560
$7,801
2008
2009
2010

Annual Report

Fidelity Asset Manager 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 70%	11.21%	2.76%	1.07%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 70%, a class of the fund, on September 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Asset Manager 70%
S&P 500 Index
12,500
11,000
10,000
9,000
8,000
7,000
$ 5,800
$11,118
$9,577
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

Annual Report

Fidelity Asset Manager 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 85%	10.81%	2.54%	-0.48%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 85%, a class of the fund, on September 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Asset Manager85%
S&P 500 Index
12,500
10,000
9,000
8,000
7,000
6,000
5,000
$4,700
$9,577
$9,531
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%. In the fixed-income arena, high-yield investments were the best performers amid equity market volatility and investors' thirst for yield. The BofA Merrill Lynch US High Yield Constrained IndexSM gained 18.38%, while investment-grade bonds, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 8.16%. Safer-haven short-term assets generated very little return, adding only 0.14%, as measured by the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Geoff Stein, Portfolio Manager of Fidelity Asset Manager® Funds: The Retail Class shares of all seven Asset Manager funds solidly outperformed their Composite benchmarks for the year ending September 30, 2010. Favorable asset allocation and solid security selection fueled the funds' strong relative returns. In terms of asset allocation strategy, I generally underweighted investment-grade bonds and cash in favor of out-of-benchmark allocations to high-yield bonds and, to a lesser extent, floating-rate bank-loan securities. Second, I underweighted developed-markets international equities in favor of emerging-markets equities, also not in the benchmarks. This positioning worked well because high-yield bonds outperformed investment-grade bonds and cash by substantial margins, and emerging-markets stocks dramatically outpaced their foreign developed-markets counterparts. Slightly overweighting domestic equities also marginally added to returns. As for security selection, good picks in the investment-grade bond central fund generally added the most value, followed by productive U.S. stock picking. Sizable investments in corporate bonds - particularly those issued by financial institutions - and commercial mortgage-backed securities were instrumental in helping the high-grade bond central fund beat its index. Meanwhile, successful stock choices in the underlying technology, industrials, health care and consumer discretionary central funds propelled the domestic equity portfolio past its benchmark, although holdings in financials and energy dampened results. Positive security selection in developed-markets international equities also meaningfully added to relative performance. There were no notable detractors during the period, although a small stake in the commodities index central fund generally nicked returns.

It's important to point out that during the period we increased each Composite benchmark's international equity weighting to 30% of the total equity allocation for each fund. For example, the international equity target in Asset Manager 50% is now 15%, or 30% of the total 50% equity allocation. This change also made it possible for all of the funds to have a foreign equity target allocation, whereas previously Asset Manager 20% and 30% did not have a foreign stock component in their benchmarks. Essentially, we raised the international equity targets to give investors greater exposure to an increasingly globalized marketplace.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Fidelity Asset Manager 20%
Class A	.84%
Actual		$ 1,000.00	$ 1,036.10	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26
Class T	1.09%
Actual		$ 1,000.00	$ 1,034.80	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.52
Class B	1.65%
Actual		$ 1,000.00	$ 1,032.10	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.61%
Actual		$ 1,000.00	$ 1,032.30	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Asset Manager 20%	.56%
Actual		$ 1,000.00	$ 1,037.50	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,037.50	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.21	$ 2.89
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,038.30	$ 4.60
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,035.90	$ 5.87
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,034.50	$ 8.42
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,033.40	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 1,038.50	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,038.50	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,034.10	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,032.90	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,029.80	$ 8.40
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,029.50	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 1,034.80	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,034.80	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Fidelity Asset Manager 50%
Class A	.99%
Actual		$ 1,000.00	$ 1,032.10	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.10	$ 5.01
Class T	1.22%
Actual		$ 1,000.00	$ 1,030.80	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17
Class B	1.78%
Actual		$ 1,000.00	$ 1,028.00	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,016.14	$ 9.00
Class C	1.74%
Actual		$ 1,000.00	$ 1,027.80	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.80
Asset Manager 50%	.71%
Actual		$ 1,000.00	$ 1,033.10	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.51	$ 3.60
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,034.00	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.41	$ 3.70
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,025.70	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.35%
Actual		$ 1,000.00	$ 1,024.60	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.85%
Actual		$ 1,000.00	$ 1,021.30	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.85%
Actual		$ 1,000.00	$ 1,021.30	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 1,027.90	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,027.90	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Fidelity Asset Manager 70%
Class A	1.12%
Actual		$ 1,000.00	$ 1,022.80	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.67
Class T	1.38%
Actual		$ 1,000.00	$ 1,021.50	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.98
Class B	1.91%
Actual		$ 1,000.00	$ 1,018.80	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.49	$ 9.65
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Class C	1.84%
Actual		$ 1,000.00	$ 1,018.90	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 70%	.80%
Actual		$ 1,000.00	$ 1,024.10	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,021.06	$ 4.05
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,024.10	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26
Fidelity Asset Manager 85%
Class A	1.12%
Actual		$ 1,000.00	$ 1,010.70	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.67
Class T	1.36%
Actual		$ 1,000.00	$ 1,009.90	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.88
Class B	1.93%
Actual		$ 1,000.00	$ 1,006.60	$ 9.71
HypotheticalA		$ 1,000.00	$ 1,015.39	$ 9.75
Class C	1.87%
Actual		$ 1,000.00	$ 1,007.50	$ 9.41
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.45
Asset Manager 85%	.86%
Actual		$ 1,000.00	$ 1,012.30	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.36
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,013.20	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to ..12%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.2	16.7
Fannie Mae	11.6	12.5
Ginnie Mae	1.5	1.3
Freddie Mac	1.4	1.9
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.2
	32.1
Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 31.9%	U.S. Government and U.S. Government Agency Obligations 32.6%
AAA,AA,A 8.4%	AAA,AA,A 10.3%
BBB 7.2%	BBB 8.0%
BB and Below 7.6%	BB and Below 5.8%
Not Rated 1.3%	Not Rated 0.6%
Equities 21.9%	Equities 20.6%
Short-Term Investments and Net Other Assets 21.7%	Short-Term Investments and Net Other Assets 22.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.3
Exxon Mobil Corp.	0.3	0.0
General Electric Co.	0.2	0.2
Google, Inc. Class A	0.2	0.2
Visa, Inc. Class A	0.2	0.0
	1.3
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures* 21.9%	Stock Class and Equity Futures** 21.4%
Bond Class 54.0%	Bond Class 53.8%
Short-Term Class 24.1%	Short-Term Class 24.8%
* Includes Commodities & Related Investments of 1.1%	** Includes Commodities & Related Investments of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.8
Fidelity Financials Central Fund	2.6
Fidelity Information Technology Central Fund	2.5
Fidelity Health Care Central Fund	1.6
Fidelity Industrials Central Fund	1.6
Fidelity Consumer Discretionary Central Fund	1.5
Fidelity Energy Central Fund	1.4
Fidelity Consumer Staples Central Fund	1.4
Fidelity Emerging Markets Equity Central Fund	1.2
Fidelity Commodity Strategy Central Fund	1.1
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	21.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	47.4
Total Fixed-Income Central Funds	54.4
Money Market Central Funds	24.4
Other Short-Term Investments	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 10.5% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 21.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,212,840	$ 35,084,213
Fidelity Consumer Discretionary Central Fund (c)	401,557	45,560,668
Fidelity Consumer Staples Central Fund (c)	350,396	43,988,692
Fidelity Emerging Markets Equity Central Fund (c)	175,755	35,966,470
Fidelity Energy Central Fund (c)	446,218	44,327,258
Fidelity Financials Central Fund (c)	1,480,862	82,498,800
Fidelity Health Care Central Fund (c)	455,434	51,145,285
Fidelity Industrials Central Fund (c)	401,412	49,634,644
Fidelity Information Technology Central Fund (c)	501,709	76,871,824
Fidelity International Equity Central Fund (c)	2,266,547	150,090,745
Fidelity Materials Central Fund (c)	120,086	16,958,529
Fidelity Telecom Services Central Fund (c)	111,669	13,038,484
Fidelity Utilities Central Fund (c)	169,620	16,478,538
TOTAL EQUITY CENTRAL FUNDS (Cost $644,665,285)		661,644,150
Fixed-Income Central Funds - 54.4%

High Yield Fixed-Income Funds - 7.0%
Fidelity Floating Rate Central Fund (c)	1,006,881	97,415,747
Fidelity High Income Central Fund 1 (c)	1,268,866	121,836,478
TOTAL HIGH YIELD FIXED-INCOME FUNDS		219,252,225

Investment Grade Fixed-Income Funds - 47.4%
Fidelity Tactical Income Central Fund (c)	14,652,063	1,487,037,888
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,630,201,404)		1,706,290,113
Money Market Central Funds - 24.4%

Fidelity Cash Central Fund, 0.25% (a)	138,308,882	138,308,882
Fidelity Money Market Central Fund, 0.43% (a)	625,776,734	625,776,734
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $764,085,616)		764,085,616
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 11/4/10 (b) (Cost $4,399,482)	$ 4,400,000	$ 4,399,438
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,043,351,787)	3,136,419,317
NET OTHER ASSETS (LIABILITIES) - 0.0%	(521,436)
NET ASSETS - 100%	$ 3,135,897,881
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
114 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 8,872,620	$ 314,361
368 CME E-mini S&P 500 Index Contracts	Dec. 2010	20,915,280	585,488
TOTAL EQUITY INDEX CONTRACTS		$ 29,787,900	$ 899,849

The face value of futures purchased as a percentage of net assets is 1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,999,617.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,550
Fidelity Commodity Strategy Central Fund	36,994
Fidelity Consumer Discretionary Central Fund	488,091
Fidelity Consumer Staples Central Fund	982,839
Fidelity Emerging Markets Equity Central Fund	338,199
Fidelity Energy Central Fund	503,271
Fidelity Financials Central Fund	592,794
Fidelity Floating Rate Central Fund	1,787,384
Fidelity Health Care Central Fund	388,287
Fidelity High Income Central Fund 1	8,272,315
Fidelity Industrials Central Fund	612,188
Fidelity Information Technology Central Fund	298,173
Fidelity International Equity Central Fund	2,984,534
Fidelity Materials Central Fund	523,401
Fidelity Money Market Central Fund	2,333,653
Fidelity Tactical Income Central Fund	51,139,294
Fidelity Telecom Services Central Fund	378,638
Fidelity Utilities Central Fund	501,115
Total	$ 72,344,720
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 33,374,838	$ 278,797	$ 35,084,213	$ 23.3%
Fidelity Consumer Discretionary Central Fund	44,675,351	6,689,762	14,377,921	45,560,668	7.5%
Fidelity Consumer Staples Central Fund	45,057,822	7,242,446	12,029,355	43,988,692	7.1%
Fidelity Emerging Markets Equity Central Fund	-	31,691,482	230,694	35,966,470	9.1%
Fidelity Energy Central Fund	54,207,979	7,441,028	16,833,450	44,327,258	7.2%
Fidelity Financials Central Fund	73,751,990	30,392,508	18,741,320	82,498,800	7.9%
Fidelity Floating Rate Central Fund	26,813,071	67,662,164	107,446	97,415,747	3.5%
Fidelity Health Care Central Fund	61,659,926	7,903,624	23,538,717	51,145,285	7.3%
Fidelity High Income Central Fund 1	92,773,272	20,780,566	333,382	121,836,478	20.3%
Fidelity Industrials Central Fund	52,695,777	7,280,372	18,801,591	49,634,644	7.6%
Fidelity Information Technology Central Fund	89,102,247	10,386,684	38,067,258	76,871,824	7.7%
Fidelity International Equity Central Fund	26,661,977	118,731,096	1,333,793	150,090,745	8.9%
Fidelity Materials Central Fund	20,193,264	3,028,396	7,751,964	16,958,529	7.6%
Fidelity Tactical Income Central Fund	1,291,110,352	298,719,294	199,710,957	1,487,037,888	32.9%
Fidelity Telecom Services Central Fund	15,219,399	2,066,733	6,018,363	13,038,484	7.2%
Fidelity Utilities Central Fund	16,532,066	2,726,351	4,189,637	16,478,538	7.4%
Total	$ 1,910,454,493	$ 656,117,344	$ 362,344,645	$ 2,367,934,263
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 661,644,150	$ 661,644,150	$ -	$ -
Fixed-Income Central Funds	1,706,290,113	1,706,290,113	-	-
Money Market Central Funds	764,085,616	764,085,616	-	-
U.S. Treasury Obligations	4,399,438	-	4,399,438	-
Total Investments in Securities:	$ 3,136,419,317	$ 3,132,019,879	$ 4,399,438	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 899,849	$ 899,849	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 899,849	$ -
Total Value of Derivatives	$ 899,849	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.5%
United Kingdom	1.8%
Others (Individually Less Than 1%)	8.7%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $73,793,498 all of which will expire on September 30, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,399,482)	$ 4,399,438
Fidelity Central Funds (cost $3,038,952,305)	3,132,019,879
Total Investments (cost $3,043,351,787)		$ 3,136,419,317
Receivable for investments sold		927,239
Receivable for fund shares sold		3,915,668
Distributions receivable from Fidelity Central Funds		27,769
Receivable from investment adviser for expense reductions		52
Other receivables		25,695
Total assets		3,141,315,740

Liabilities
Payable for investments purchased	$ 1,338,922
Payable for fund shares redeemed	2,455,915
Accrued management fee	1,065,799
Distribution and service plan fees payable	28,932
Payable for daily variation on futures contracts	165,520
Other affiliated payables	332,390
Other payables and accrued expenses	30,381
Total liabilities		5,417,859

Net Assets		$ 3,135,897,881
Net Assets consist of:
Paid in capital		$ 3,108,018,402
Undistributed net investment income		6,083,002
Accumulated undistributed net realized gain (loss) on investments		(72,170,902)
Net unrealized appreciation (depreciation) on investments		93,967,379
Net Assets		$ 3,135,897,881

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,267,804 ÷ 2,491,523 shares)		$ 12.55

Maximum offering price per share (100/94.25 of $12.55)		$ 13.32
Class T: Net Asset Value and redemption price per share ($15,771,434 ÷ 1,258,838 shares)		$ 12.53

Maximum offering price per share (100/96.50 of $12.53)		$ 12.98
Class B: Net Asset Value and offering price per share ($3,716,883 ÷ 297,084 shares)A		$ 12.51

Class C: Net Asset Value and offering price per share ($15,727,580 ÷ 1,258,525 shares)A		$ 12.50

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($3,064,675,511 ÷ 243,875,488 shares)		$ 12.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,738,669 ÷ 377,174 shares)		$ 12.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 2,160
Income from Fidelity Central Funds		72,344,720
Total income		72,346,880

Expenses
Management fee	$ 11,421,437
Transfer agent fees	2,806,189
Distribution and service plan fees	297,418
Accounting fees and expenses	882,553
Custodian fees and expenses	5,011
Independent trustees' compensation	9,684
Registration fees	191,765
Audit	42,087
Legal	12,097
Miscellaneous	34,501
Total expenses before reductions	15,702,742
Expense reductions	(151,893)	15,550,849
Net investment income (loss)		56,796,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,048,176
Fidelity Central Funds	27,251,632
Futures contracts	2,816,682
Capital gain distributions from Fidelity Central Funds	365,721
Total net realized gain (loss)		31,482,211
Change in net unrealized appreciation (depreciation) on: Investment securities	136,455,388
Futures contracts	899,849
Total change in net unrealized appreciation (depreciation)		137,355,237
Net gain (loss)		168,837,448
Net increase (decrease) in net assets resulting from operations		$ 225,633,479

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,796,031	$ 65,126,858
Net realized gain (loss)	31,482,211	(30,879,729)
Change in net unrealized appreciation (depreciation)	137,355,237	107,713,614
Net increase (decrease) in net assets resulting from operations	225,633,479	141,960,743
Distributions to shareholders from net investment income	(53,944,822)	(71,793,201)
Distributions to shareholders from net realized gain	(1,063,144)	-
Total distributions	(55,007,966)	(71,793,201)
Share transactions - net increase (decrease)	610,462,151	(1,051,686)
Total increase (decrease) in net assets	781,087,664	69,115,856

Net Assets
Beginning of period	2,354,810,217	2,285,694,361
End of period (including undistributed net investment income of $6,083,002 and undistributed net investment income of $3,231,753, respectively)	$ 3,135,897,881	$ 2,354,810,217

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.74	.48	(1.27)	.40
Total from investment operations	.96	.81	(.88)	.88
Distributions from net investment income	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.21) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B, C, D	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.74	.48	(1.28)	.40
Total from investment operations	.93	.78	(.92)	.85
Distributions from net investment income	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.18) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B, C, D	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.74	.49	(1.27)	.38
Total from investment operations	.86	.73	(.98)	.77
Distributions from net investment income	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B, C, D	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net AssetsH
Expenses before reductions	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.74	.49	(1.26)	.38
Total from investment operations	.86	.73	(.97)	.77
Distributions from net investment income	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.12) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B, C, D	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Income from Investment Operations
Net investment income (loss) B	.25	.35	.43	.53	.46
Net realized and unrealized gain (loss)	.75	.50	(1.28)	.38	.39
Total from investment operations	1.00	.85	(.85)	.91	.85
Distributions from net investment income	(.24)	(.39)	(.45)	(.55)	(.43)
Distributions from net realized gain	(.01)	-	(.25)	(.59)	(.28)
Total distributions	(.25)	(.39)	(.70)	(1.14)	(.71)
Net asset value, end of period	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Total Return A	8.54%	7.90%	(6.90)%	7.26%	6.77%
Ratios to Average Net Assets D
Expenses before reductions	.56%	.58%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.56%	.58%	.56%	.57%	.58%
Expenses net of all reductions	.56%	.58%	.56%	.57%	.57%
Net investment income (loss)	2.08%	3.30%	3.48%	4.15%	3.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750
Portfolio turnover rate C	18%	16%	5%	6%	81% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.74	.50	(1.27)	.38
Total from investment operations	.99	.86	(.85)	.91
Distributions from net investment income	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B, C	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.55%	.56%	.56%	.59% A
Net investment income (loss)	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.4	16.7
Fannie Mae	11.8	12.5
Ginnie Mae	1.5	1.4
Freddie Mac	1.4	1.9
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.0
	32.5
Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 32.3%	U.S. Government and U.S. Government Agency Obligations 32.7%
AAA,AA,A 8.4%	AAA,AA,A 10.3%
BBB 7.2%	BBB 8.1%
BB and Below 7.6%	BB and Below 5.8%
Not Rated 1.3%	Not Rated 0.6%
Equities 31.1%	Equities 29.9%
Short-Term Investments and Net Other Assets 12.1%	Short-Term Investments and Net Other Assets 12.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.4
Exxon Mobil Corp.	0.4	0.0
General Electric Co.	0.3	0.2
Google, Inc. Class A	0.3	0.3
Visa, Inc. Class A	0.3	0.0
	1.8
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures* 31.1%	Stock Class and Equity Futures** 31.0%
Bond Class 54.4%	Bond Class 54.0%
Short-Term Class 14.5%	Short-Term Class 15.0%
* Includes Commodities & Related Investments of 0.9%	** Includes Commodities & Related Investments of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	7.7
Fidelity Financials Central Fund	4.0
Fidelity Information Technology Central Fund	3.5
Fidelity Health Care Central Fund	2.5
Fidelity Industrials Central Fund	2.3
Fidelity Energy Central Fund	2.2
Fidelity Consumer Staples Central Fund	2.2
Fidelity Consumer Discretionary Central Fund	2.2
Fidelity Emerging Markets Equity Central Fund	1.5
Fidelity Commodity Strategy Central Fund	0.9
Fidelity Utilities Central Fund	0.8
Fidelity Materials Central Fund	0.8
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	31.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	48.0
Total Fixed-Income Central Funds	54.9
Money Market Central Funds	13.9
Other Short-Term Investments	0.0*
Net Other Assets (Liabilities)	(0.0)*
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 14.5% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 31.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	113,555	$ 1,240,023
Fidelity Consumer Discretionary Central Fund (c)	24,997	2,836,215
Fidelity Consumer Staples Central Fund (c)	22,653	2,843,919
Fidelity Emerging Markets Equity Central Fund (c)	9,475	1,939,042
Fidelity Energy Central Fund (c)	29,192	2,899,956
Fidelity Financials Central Fund (c)	93,805	5,225,903
Fidelity Health Care Central Fund (c)	28,837	3,238,395
Fidelity Industrials Central Fund (c)	24,145	2,985,576
Fidelity Information Technology Central Fund (c)	29,491	4,518,643
Fidelity International Equity Central Fund (c)	150,897	9,992,395
Fidelity Materials Central Fund (c)	7,384	1,042,730
Fidelity Telecom Services Central Fund (c)	6,456	753,772
Fidelity Utilities Central Fund (c)	10,778	1,047,040
TOTAL EQUITY CENTRAL FUNDS (Cost $38,859,091)		40,563,609
Fixed-Income Central Funds - 54.9%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (c)	42,009	4,064,391
Fidelity High Income Central Fund 1 (c)	50,654	4,863,799
TOTAL HIGH YIELD FIXED-INCOME FUNDS		8,928,190

Investment Grade Fixed-Income Funds - 48.0%
Fidelity Tactical Income Central Fund (c)	613,824	62,297,007
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $66,799,368)		71,225,197
Money Market Central Funds - 13.9%

Fidelity Cash Central Fund, 0.25% (a)	8,161,126	8,161,126
Fidelity Money Market Central Fund, 0.43% (a)	9,903,586	9,903,586
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $18,064,712)		18,064,712
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 11/26/10 (b) (Cost $24,993)	$ 25,000	$ 24,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $123,748,164)	129,878,513
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41,779)
NET ASSETS - 100%	$ 129,836,734
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 170,505	$ (500)

The face value of futures purchased as a percentage of net assets is 0.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,995.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,778
Fidelity Commodity Strategy Central Fund	1,273
Fidelity Consumer Discretionary Central Fund	26,521
Fidelity Consumer Staples Central Fund	55,520
Fidelity Emerging Markets Equity Central Fund	20,579
Fidelity Energy Central Fund	29,417
Fidelity Financials Central Fund	35,119
Fidelity Floating Rate Central Fund	69,723
Fidelity Health Care Central Fund	21,448
Fidelity High Income Central Fund 1	303,257
Fidelity Industrials Central Fund	33,164
Fidelity Information Technology Central Fund	16,569
Fidelity International Equity Central Fund	175,602
Fidelity Materials Central Fund	29,319
Fidelity Money Market Central Fund	35,137
Fidelity Tactical Income Central Fund	1,848,158
Fidelity Telecom Services Central Fund	20,120
Fidelity Utilities Central Fund	27,672
Total	$ 2,761,376
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,176,607	$ 3,761	$ 1,240,023	$ 0.8%
Fidelity Consumer Discretionary Central Fund	2,153,509	941,619	706,952	2,836,215	0.5%
Fidelity Consumer Staples Central Fund	2,123,558	1,162,923	657,300	2,843,919	0.5%
Fidelity Emerging Markets Equity Central Fund	-	1,681,850	5,635	1,939,042	0.5%
Fidelity Energy Central Fund	2,396,832	1,514,838	1,021,871	2,899,956	0.5%
Fidelity Financials Central Fund	3,391,587	3,202,143	1,198,188	5,225,903	0.5%
Fidelity Floating Rate Central Fund	855,694	3,100,668	10,540	4,064,391	0.1%
Fidelity Health Care Central Fund	2,790,440	1,113,342	920,423	3,238,395	0.5%
Fidelity High Income Central Fund 1	2,726,495	1,841,392	14,041	4,863,799	0.8%
Fidelity Industrials Central Fund	2,346,736	1,013,388	811,123	2,985,576	0.5%
Fidelity Information Technology Central Fund	3,965,785	1,390,285	1,627,351	4,518,643	0.5%
Fidelity International Equity Central Fund	713,202	9,956,991	1,255,098	9,992,395	0.6%
Fidelity Materials Central Fund	822,400	398,912	260,573	1,042,730	0.5%
Fidelity Tactical Income Central Fund	37,975,333	27,842,315	7,144,147	62,297,007	1.4%
Fidelity Telecom Services Central Fund	608,687	231,848	183,674	753,772	0.4%
Fidelity Utilities Central Fund	808,087	406,695	246,822	1,047,040	0.5%
Total	$ 63,678,345	$ 56,975,816	$ 16,067,499	$ 111,788,806
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 40,563,609	$ 40,563,609	$ -	$ -
Fixed-Income Central Funds	71,225,197	71,225,197	-	-
Money Market Central Funds	18,064,712	18,064,712	-	-
U.S. Treasury Obligations	24,995	-	24,995	-
Total Investments in Securities:	$ 129,878,513	$ 129,853,518	$ 24,995	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (500)	$ (500)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (500)
Total Value of Derivatives	$ -	$ (500)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.5%
United Kingdom	2.8%
Japan	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,993)	$ 24,995
Fidelity Central Funds (cost $123,723,171)	129,853,518
Total Investments (cost $123,748,164)		$ 129,878,513
Cash		21,892
Receivable for investments sold		276,143
Receivable for fund shares sold		116,730
Distributions receivable from Fidelity Central Funds		1,544
Receivable from investment adviser for expense reductions		38,624
Other receivables		1,544
Total assets		130,334,990

Liabilities
Payable for fund shares redeemed	$ 396,079
Accrued management fee	43,316
Distribution and service plan fees payable	8,888
Payable for daily variation on futures contracts	630
Other affiliated payables	14,270
Other payables and accrued expenses	35,073
Total liabilities		498,256

Net Assets		$ 129,836,734
Net Assets consist of:
Paid in capital		$ 121,805,315
Undistributed net investment income		201,061
Accumulated undistributed net realized gain (loss) on investments		1,700,509
Net unrealized appreciation (depreciation) on investments		6,129,849
Net Assets		$ 129,836,734

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,495,031 ÷ 776,130 shares)		$ 9.66

Maximum offering price per share (100/94.25 of $9.66)		$ 10.25
Class T: Net Asset Value and redemption price per share ($5,799,770 ÷ 600,982 shares)		$ 9.65

Maximum offering price per share (100/96.50 of $9.65)		$ 10.00
Class B: Net Asset Value and offering price per share ($1,335,568 ÷ 138,470 shares)A		$ 9.65

Class C: Net Asset Value and offering price per share ($4,789,088 ÷ 497,240 shares)A		$ 9.63

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($109,249,041 ÷ 11,306,511 shares)		$ 9.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,168,236 ÷ 120,913 shares)		$ 9.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 4
Income from Fidelity Central Funds		2,761,376
Total income		2,761,380

Expenses
Management fee	$ 421,801
Transfer agent fees	103,441
Distribution and service plan fees	86,443
Accounting fees and expenses	42,033
Custodian fees and expenses	5,001
Independent trustees' compensation	342
Registration fees	84,244
Audit	48,695
Legal	328
Miscellaneous	1,358
Total expenses before reductions	793,686
Expense reductions	(56,316)	737,370
Net investment income (loss)		2,024,010
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,402
Fidelity Central Funds	2,679,368
Capital gain distributions from Fidelity Central Funds	10,625
Total net realized gain (loss)		2,731,395
Change in net unrealized appreciation (depreciation) on: Investment securities	4,522,777
Futures contracts	(500)
Total change in net unrealized appreciation (depreciation)		4,522,277
Net gain (loss)		7,253,672
Net increase (decrease) in net assets resulting from operations		$ 9,277,682

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,024,010	$ 1,179,609
Net realized gain (loss)	2,731,395	7,974
Change in net unrealized appreciation (depreciation)	4,522,277	4,625,475
Net increase (decrease) in net assets resulting from operations	9,277,682	5,813,058
Distributions to shareholders from net investment income	(1,979,157)	(1,165,886)
Distributions to shareholders from net realized gain	(414,377)	-
Total distributions	(2,393,534)	(1,165,886)
Share transactions - net increase (decrease)	51,214,605	36,657,851
Total increase (decrease) in net assets	58,098,753	41,305,023

Net Assets
Beginning of period	71,737,981	30,432,958
End of period (including undistributed net investment income of $201,061 and undistributed net investment income of $157,639, respectively)	$ 129,836,734	$ 71,737,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.22	.24
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.84	.62	(1.15)
Distributions from net investment income	(.17)	(.24)	(.19)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.90%	.90%	.98% A
Expenses net of all reductions	.89%	.89%	.98% A
Net investment income (loss)	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.20	.22
Net realized and unrealized gain (loss)	.67	.40	(1.40)
Total from investment operations	.82	.60	(1.18)
Distributions from net investment income	(.15)	(.22)	(.17)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.14%	1.14%	1.20% A
Net investment income (loss)	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16	.17
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.77	.56	(1.22)
Distributions from net investment income	(.11)	(.18)	(.13)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.15) I	(.18)	(.13)
Net asset value, end of period	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64%	1.65%	1.73% A
Net investment income (loss)	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,336	$ 773	$ 480
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16	.17
Net realized and unrealized gain (loss)	.67	.39	(1.39)
Total from investment operations	.77	.55	(1.22)
Distributions from net investment income	(.10)	(.18)	(.14)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.64%	1.70% A
Net investment income (loss)	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.24	.26
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.86	.64	(1.13)
Distributions from net investment income	(.19)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.65%	.65%	.73% A
Expenses net of all reductions	.64%	.65%	.72% A
Net investment income (loss)	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate E	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.24	.26
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.86	.64	(1.13)
Distributions from net investment income	(.19)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.65%	.65%	.75% A
Expenses net of all reductions	.64%	.65%	.75% A
Net investment income (loss)	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,168	$ 773	$ 209
Portfolio turnover rate E	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.1	14.7
Fannie Mae	10.3	11.1
Ginnie Mae	1.3	1.2
Freddie Mac	1.3	1.7
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.2
	28.4
Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 28.1%	U.S. Government and U.S. Government Agency Obligations 28.8%
AAA,AA,A 7.5%	AAA,AA,A 9.3%
BBB 6.3%	BBB 7.0%
BB and Below 7.2%	BB and Below 5.4%
Not Rated 1.2%	Not Rated 0.6%
Equities 41.3%	Equities 39.2%
Short-Term Investments and Net Other Assets 8.4%	Short-Term Investments and Net Other Assets 9.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.6
Exxon Mobil Corp.	0.6	0.0
General Electric Co.	0.4	0.3
Procter & Gamble Co.	0.4	0.4
Visa, Inc. Class A	0.4	0.1
	2.5
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures* 41.3%	Stock Class and Equity Futures** 40.3%
Bond Class 48.2%	Bond Class 48.3%
Short-Term Class 10.5%	Short-Term Class 11.4%
* Includes Commodities & Related Investments of 1.0%	** Includes Commodities & Related Investments of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.1
Fidelity Financials Central Fund	5.3
Fidelity Information Technology Central Fund	4.4
Fidelity Health Care Central Fund	3.4
Fidelity Industrials Central Fund	3.2
Fidelity Energy Central Fund	3.1
Fidelity Consumer Discretionary Central Fund	3.0
Fidelity Consumer Staples Central Fund	3.0
Fidelity Emerging Markets Equity Central Fund	2.1
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Commodity Strategy Central Fund	1.0
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	41.6
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	41.8
Total Fixed-Income Central Funds	48.7
Money Market Central Funds	9.7
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 17.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 41.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	85,995	$ 939,062
Fidelity Consumer Discretionary Central Fund (b)	24,205	2,746,341
Fidelity Consumer Staples Central Fund (b)	21,782	2,734,564
Fidelity Emerging Markets Equity Central Fund (b)	9,254	1,893,785
Fidelity Energy Central Fund (b)	28,271	2,808,419
Fidelity Financials Central Fund (b)	86,142	4,798,986
Fidelity Health Care Central Fund (b)	27,727	3,113,727
Fidelity Industrials Central Fund (b)	23,471	2,902,234
Fidelity Information Technology Central Fund (b)	26,349	4,037,161
Fidelity International Equity Central Fund (b)	138,103	9,145,167
Fidelity Materials Central Fund (b)	7,334	1,035,671
Fidelity Telecom Services Central Fund (b)	6,455	753,739
Fidelity Utilities Central Fund (b)	10,022	973,601
TOTAL EQUITY CENTRAL FUNDS (Cost $36,884,770)		37,882,457
Fixed-Income Central Funds - 48.7%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (b)	29,639	2,867,577
Fidelity High Income Central Fund 1 (b)	35,230	3,382,802
TOTAL HIGH YIELD FIXED-INCOME FUNDS		6,250,379
Investment Grade Fixed-Income Funds - 41.8%
Fidelity Tactical Income Central Fund (b)	374,779	38,036,299
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $41,835,546)		44,286,678
Money Market Central Funds - 9.7%

Fidelity Cash Central Fund, 0.25% (a)	4,957,017	4,957,017
Fidelity Money Market Central Fund, 0.43% (a)	3,901,413	3,901,413
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $8,858,430)		8,858,430
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $87,578,746)	91,027,565
NET OTHER ASSETS (LIABILITIES) - 0.0%	15,580
NET ASSETS - 100%	$ 91,043,145
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,297
Fidelity Commodity Strategy Central Fund	935
Fidelity Consumer Discretionary Central Fund	23,752
Fidelity Consumer Staples Central Fund	50,911
Fidelity Emerging Markets Equity Central Fund	21,484
Fidelity Energy Central Fund	27,437
Fidelity Financials Central Fund	33,012
Fidelity Floating Rate Central Fund	48,209
Fidelity Health Care Central Fund	19,258
Fidelity High Income Central Fund 1	206,829
Fidelity Industrials Central Fund	30,187
Fidelity Information Technology Central Fund	14,813
Fidelity International Equity Central Fund	168,150
Fidelity Materials Central Fund	29,074
Fidelity Money Market Central Fund	13,804
Fidelity Tactical Income Central Fund	1,093,810
Fidelity Telecom Services Central Fund	18,096
Fidelity Utilities Central Fund	25,038
Total	$ 1,833,096
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 974,511	$ 78,059	$ 939,062	0.6%
Fidelity Consumer Discretionary Central Fund	1,624,457	1,220,802	503,032	2,746,341	0.5%
Fidelity Consumer Staples Central Fund	1,605,623	1,341,668	409,706	2,734,564	0.4%
Fidelity Emerging Markets Equity Central Fund	447,179	1,373,775	175,328	1,893,785	0.5%
Fidelity Energy Central Fund	1,817,976	1,627,775	647,333	2,808,419	0.5%
Fidelity Financials Central Fund	2,548,251	3,433,234	972,547	4,798,986	0.5%
Fidelity Floating Rate Central Fund	543,882	2,288,863	43,980	2,867,577	0.1%
Fidelity Health Care Central Fund	2,107,215	1,382,406	604,300	3,113,727	0.4%
Fidelity High Income Central Fund 1	1,698,998	1,540,021	65,253	3,382,802	0.6%
Fidelity Industrials Central Fund	1,766,313	1,271,471	524,784	2,902,234	0.4%
Fidelity Information Technology Central Fund	2,988,886	1,636,381	1,295,799	4,037,161	0.4%
Fidelity International Equity Central Fund	1,791,219	7,922,682	910,341	9,145,167	0.5%
Fidelity Materials Central Fund	624,751	499,142	170,237	1,035,671	0.5%
Fidelity Tactical Income Central Fund	20,638,811	21,682,707	6,482,965	38,036,299	0.8%
Fidelity Telecom Services Central Fund	458,806	312,220	113,905	753,739	0.4%
Fidelity Utilities Central Fund	616,276	445,967	163,124	973,601	0.4%
Total	$ 41,278,643	$ 48,953,625	$ 13,160,693	$ 82,169,135
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.1%
United Kingdom	3.4%
Japan	1.7%
Switzerland	1.1%
France	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule:
Total Investments (cost $87,578,746)		$ 91,027,565
Receivable for investments sold		26,707
Receivable for fund shares sold		343,695
Distributions receivable from Fidelity Central Funds		990
Receivable from investment adviser for expense reductions		38,283
Other receivables		1,486
Total assets		91,438,726

Liabilities
Payable for investments purchased	$ 263,300
Payable for fund shares redeemed	50,211
Accrued management fee	31,053
Distribution and service plan fees payable	5,070
Other affiliated payables	10,917
Other payables and accrued expenses	35,030
Total liabilities		395,581

Net Assets		$ 91,043,145
Net Assets consist of:
Paid in capital		$ 85,108,771
Undistributed net investment income		432,442
Accumulated undistributed net realized gain (loss) on investments		2,053,113
Net unrealized appreciation (depreciation) on investments		3,448,819
Net Assets		$ 91,043,145

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,308,274 ÷ 667,509 shares)		$ 9.45

Maximum offering price per share (100/94.25 of $9.45)		$ 10.03
Class T: Net Asset Value and redemption price per share ($2,972,026 ÷ 314,868 shares)		$ 9.44

Maximum offering price per share (100/96.50 of $9.44)		$ 9.78
Class B: Net Asset Value and offering price per share ($1,075,062 ÷ 113,919 shares)A		$ 9.44

Class C: Net Asset Value and offering price per share ($2,193,320 ÷ 232,555 shares)A		$ 9.43

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($77,612,939 ÷ 8,215,369 shares)		$ 9.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($881,524 ÷ 93,304 shares)		$ 9.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 12
Income from Fidelity Central Funds		1,833,096
Total income		1,833,108

Expenses
Management fee	$ 287,127
Transfer agent fees	77,675
Distribution and service plan fees	52,161
Accounting fees and expenses	28,610
Custodian fees and expenses	5,001
Independent trustees' compensation	231
Registration fees	79,134
Audit	48,695
Legal	212
Miscellaneous	1,110
Total expenses before reductions	579,956
Expense reductions	(86,404)	493,552
Net investment income (loss)		1,339,556
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,811
Fidelity Central Funds	2,203,073
Capital gain distributions from Fidelity Central Funds	7,949
Total net realized gain (loss)		2,235,833
Change in net unrealized appreciation (depreciation) on investment securities		2,894,489
Net gain (loss)		5,130,322
Net increase (decrease) in net assets resulting from operations		$ 6,469,878

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,339,556	$ 733,859
Net realized gain (loss)	2,235,833	80,985
Change in net unrealized appreciation (depreciation)	2,894,489	3,304,055
Net increase (decrease) in net assets resulting from operations	6,469,878	4,118,899
Distributions to shareholders from net investment income	(1,163,953)	(608,662)
Distributions to shareholders from net realized gain	(185,158)	-
Total distributions	(1,349,111)	(608,662)
Share transactions - net increase (decrease)	41,051,049	22,459,047
Total increase (decrease) in net assets	46,171,816	25,969,284

Net Assets
Beginning of period	44,871,329	18,902,045
End of period (including undistributed net investment income of $432,442 and undistributed net investment income of $256,838, respectively)	$ 91,043,145	$ 44,871,329

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.20	.23
Net realized and unrealized gain (loss)	.70	.34	(1.66)
Total from investment operations	.86	.54	(1.43)
Distributions from net investment income	(.15)	(.19)	(.15)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.45	$ 8.77	$ 8.42
Total Return B, C, D	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	.90%	1.00% A
Expenses net of all reductions	.89%	.90%	1.00% A
Net investment income (loss)	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.18	.21
Net realized and unrealized gain (loss)	.70	.35	(1.66)
Total from investment operations	.84	.53	(1.45)
Distributions from net investment income	(.13)	(.18)	(.14)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.44	$ 8.76	$ 8.41
Total Return B, C, D	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14%	1.15%	1.25% A
Net investment income (loss)	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14	.16
Net realized and unrealized gain (loss)	.71	.35	(1.66)
Total from investment operations	.80	.49	(1.50)
Distributions from net investment income	(.08)	(.14)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.44	$ 8.75	$ 8.40
Total Return B, C, D	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64%	1.65%	1.77% A
Net investment income (loss)	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14	.16
Net realized and unrealized gain (loss)	.70	.34	(1.65)
Total from investment operations	.79	.48	(1.49)
Distributions from net investment income	(.09)	(.13)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.43	$ 8.76	$ 8.41
Total Return B, C, D	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64%	1.65%	1.76% A
Net investment income (loss)	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.22	.25
Net realized and unrealized gain (loss)	.71	.34	(1.65)
Total from investment operations	.89	.56	(1.40)
Distributions from net investment income	(.18)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.65%	.65%	.72% A
Expenses net of all reductions	.64%	.64%	.72% A
Net investment income (loss)	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate E	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.22	.25
Net realized and unrealized gain (loss)	.71	.34	(1.65)
Total from investment operations	.89	.56	(1.40)
Distributions from net investment income	(.18)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.65%	.76% A
Expenses net of all reductions	.64%	.65%	.76% A
Net investment income (loss)	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 882	$ 931	$ 1,339
Portfolio turnover rate E	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.8
Exxon Mobil Corp.	0.7	0.0
General Electric Co.	0.5	0.4
Google, Inc. Class A	0.5	0.5
Visa, Inc. Class A	0.4	0.1
Procter & Gamble Co.	0.4	0.5
The Coca-Cola Co.	0.4	0.3
Chevron Corp.	0.4	0.0
Nestle SA	0.3	0.3
Synovus Financial Corp.	0.3	0.0
	4.8
Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.2	12.2
Fannie Mae	8.9	9.2
Ginnie Mae	1.1	1.0
Freddie Mac	1.2	1.4
JPMorgan Chase Commercial Mortgage Securities Trust	0.3	0.0
	24.7
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 51.4%	Stock Class and Equity Futures ** 52.3%
Bond Class 42.9%	Bond Class 41.0%
Short-Term Class 5.7%	Short-Term Class 6.7%
* Includes Commodities & Related Investments of 1.0%	** Includes Commodities & Related Investments of 1.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	11.7
Fidelity Financials Central Fund	6.1
Fidelity Information Technology Central Fund	6.1
Fidelity Health Care Central Fund	4.2
Fidelity Industrials Central Fund	4.0
Fidelity Consumer Discretionary Central Fund	3.7
Fidelity Energy Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.6
Fidelity Emerging Markets Equity Central Fund	2.7
Fidelity Materials Central Fund	1.3
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.1
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	50.4
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	36.3
Total Fixed-Income Central Funds	43.3
Money Market Central Funds	6.2
Other Short-Term Investments	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 21.3% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 50.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	5,974,532	$ 65,241,884
Fidelity Consumer Discretionary Central Fund (c)	2,074,386	235,359,788
Fidelity Consumer Staples Central Fund (c)	1,819,702	228,445,360
Fidelity Emerging Markets Equity Central Fund (c)	842,293	172,366,846
Fidelity Energy Central Fund (c)	2,327,251	231,189,162
Fidelity Financials Central Fund (c)	7,012,907	390,689,038
Fidelity Health Care Central Fund (c)	2,381,208	267,409,685
Fidelity Industrials Central Fund (c)	2,083,252	257,594,118
Fidelity Information Technology Central Fund (c)	2,526,029	387,038,121
Fidelity International Equity Central Fund (c)	11,278,743	746,878,361
Fidelity Materials Central Fund (c)	607,910	85,849,120
Fidelity Telecom Services Central Fund (c)	571,594	66,739,289
Fidelity Utilities Central Fund (c)	874,430	84,950,881
TOTAL EQUITY CENTRAL FUNDS (Cost $3,178,353,621)		3,219,751,653
Fixed-Income Central Funds - 43.3%

High Yield Fixed-Income Funds - 7.0%
Fidelity Floating Rate Central Fund (c)	2,001,470	193,642,208
Fidelity High Income Central Fund 1 (c)	2,685,772	257,887,814
TOTAL HIGH YIELD FIXED-INCOME FUNDS		451,530,022
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Tactical Income Central Fund (c)	22,849,969	2,319,043,365
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,655,741,909)		2,770,573,387
Money Market Central Funds - 6.2%

Fidelity Cash Central Fund, 0.25% (a)	159,990,213	159,990,213
Fidelity Money Market Central Fund, 0.43% (a)	234,098,211	234,098,211
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $394,088,424)		394,088,424
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 11/4/10 (b) (Cost $13,798,384)	$ 13,800,000	$ 13,798,233
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,241,982,338)	6,398,211,697
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,408,821)
NET ASSETS - 100%	$ 6,394,802,876
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
638 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 49,655,540	$ 1,633,550
787 CME E-mini S&P 500 Index Contracts	Dec. 2010	44,729,145	1,252,117
TOTAL EQUITY INDEX CONTRACTS		$ 94,384,685	$ 2,885,667

The face value of futures purchased as a percentage of net assets is 1.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,598,771.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 232,185
Fidelity Commodity Strategy Central Fund	77,391
Fidelity Consumer Discretionary Central Fund	2,731,008
Fidelity Consumer Staples Central Fund	5,490,593
Fidelity Emerging Markets Equity Central Fund	2,180,028
Fidelity Energy Central Fund	2,810,891
Fidelity Financials Central Fund	3,217,611
Fidelity Floating Rate Central Fund	3,995,005
Fidelity Health Care Central Fund	2,189,424
Fidelity High Income Central Fund 1	19,442,980
Fidelity Industrials Central Fund	3,417,601
Fidelity Information Technology Central Fund	1,715,328
Fidelity International Equity Central Fund	16,354,295
Fidelity Materials Central Fund	2,850,234
Fidelity Money Market Central Fund	875,635
Fidelity Securities Lending Cash Central Fund	5,254
Fidelity Tactical Income Central Fund	88,169,715
Fidelity Telecom Services Central Fund	2,117,295
Fidelity Utilities Central Fund	2,768,317
Total	$ 160,640,790
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 88,276,222	$ 24,500,000	$ 65,241,884	43.3%
Fidelity Consumer Discretionary Central Fund	279,022,577	3,236,697	95,101,429	235,359,788	38.9%
Fidelity Consumer Staples Central Fund	280,859,348	5,989,662	79,195,456	228,445,360	36.7%
Fidelity Emerging Markets Equity Central Fund	68,820,196	80,194,226	4,122,130	172,366,846	43.7%
Fidelity Energy Central Fund	305,884,194	3,373,487	76,887,234	231,189,162	37.6%
Fidelity Financials Central Fund	406,649,295	67,603,559	68,577,653	390,689,038	37.3%
Fidelity Floating Rate Central Fund	71,402,355	115,671,858	276,200	193,642,208	6.9%
Fidelity Health Care Central Fund	358,614,937	2,814,914	123,880,755	267,409,685	38.2%
Fidelity High Income Central Fund 1	230,888,991	19,494,730	12,503,120	257,887,814	43.0%
Fidelity Industrials Central Fund	327,227,002	3,958,608	121,854,077	257,594,118	39.2%
Fidelity Information Technology Central Fund	544,365,539	2,635,857	247,131,592	387,038,121	38.6%
Fidelity International Equity Central Fund	256,653,011	482,091,786	17,828,122	746,878,361	44.4%
Fidelity Materials Central Fund	126,132,911	3,038,849	51,448,144	85,849,120	38.3%
Fidelity Tactical Income Central Fund	2,437,845,914	99,875,600	384,130,937	2,319,043,365	51.3%
Fidelity Telecom Services Central Fund	95,578,669	2,256,389	40,403,720	66,739,289	37.0%
Fidelity Utilities Central Fund	95,566,059	2,954,415	21,246,664	84,950,881	38.3%
Total	$ 5,885,510,998	$ 983,466,859	$ 1,369,087,233	$ 5,990,325,040
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,219,751,653	$ 3,219,751,653	$ -	$ -
Fixed-Income Central Funds	2,770,573,387	2,770,573,387	-	-
Money Market Central Funds	394,088,424	394,088,424	-	-
U.S. Treasury Obligations	13,798,233	-	13,798,233	-
Total Investments in Securities:	$ 6,398,211,697	$ 6,384,413,464	$ 13,798,233	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,885,667	$ 2,885,667	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,885,667	$ -
Total Value of Derivatives	$ 2,885,667	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.5%
AAA,AA,A	6.2%
BBB	5.7%
BB	2.9%
B	3.3%
CCC,CC,C	0.9%
D	0.0% *
Not Rated	1.2%
Equities	51.5%
Short-Term Investments and Net Other Assets	3.8%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.7%
United Kingdom	4.0%
Japan	2.0%
Switzerland	1.3%
France	1.1%
Germany	1.1%
Others (Individually Less Than 1%)	11.8%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $601,103,300 of which $544,429,664 and $56,673,636 will expire on September 30, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,798,384)	$ 13,798,233
Fidelity Central Funds (cost $6,228,183,954)	6,384,413,464
Total Investments (cost $6,241,982,338)		$ 6,398,211,697
Receivable for investments sold		6,805,882
Receivable for fund shares sold		2,872,416
Distributions receivable from Fidelity Central Funds		33,441
Other receivables		340,034
Total assets		6,408,263,470

Liabilities
Payable for fund shares redeemed	$ 8,847,388
Accrued management fee	2,675,419
Distribution and service plan fees payable	31,474
Payable for daily variation on futures contracts	656,530
Other affiliated payables	1,021,722
Other payables and accrued expenses	228,061
Total liabilities		13,460,594

Net Assets		$ 6,394,802,876
Net Assets consist of:
Paid in capital		$ 6,634,873,673
Undistributed net investment income		29,178,569
Accumulated undistributed net realized gain (loss) on investments		(428,364,392)
Net unrealized appreciation (depreciation) on investments		159,115,026
Net Assets		$ 6,394,802,876

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,878,743 ÷ 3,066,130 shares)		$ 14.64

Maximum offering price per share (100/94.25 of $14.64)		$ 15.53
Class T: Net Asset Value and redemption price per share ($17,342,550 ÷ 1,185,673 shares)		$ 14.63

Maximum offering price per share (100/96.50 of $14.63)		$ 15.16
Class B: Net Asset Value and offering price per share ($4,842,765 ÷ 331,974 shares)A		$ 14.59

Class C: Net Asset Value and offering price per share ($14,274,475 ÷ 979,711 shares)A		$ 14.57

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,308,310,761 ÷ 429,637,308 shares)		$ 14.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,153,582 ÷ 351,409 shares)		$ 14.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 7,987
Income from Fidelity Central Funds		160,640,790
Total income		160,648,777

Expenses
Management fee	$ 31,603,474
Transfer agent fees	10,964,298
Distribution and service plan fees	314,998
Accounting and security lending fees	1,416,524
Custodian fees and expenses	5,001
Independent trustees' compensation	23,638
Appreciation in deferred trustee compensation account	472
Registration fees	130,357
Audit	44,562
Legal	46,425
Miscellaneous	74,338
Total expenses before reductions	44,624,087
Expense reductions	(891,348)	43,732,739
Net investment income (loss)		116,916,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,714,323
Fidelity Central Funds	70,649,397
Futures contracts	13,729,132
Capital gain distributions from Fidelity Central Funds	546,176
Total net realized gain (loss)		94,639,028
Change in net unrealized appreciation (depreciation) on: Investment securities	419,784,869
Futures contracts	2,885,667
Total change in net unrealized appreciation (depreciation)		422,670,536
Net gain (loss)		517,309,564
Net increase (decrease) in net assets resulting from operations		$ 634,225,602

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,916,038	$ 149,861,206
Net realized gain (loss)	94,639,028	(80,047,789)
Change in net unrealized appreciation (depreciation)	422,670,536	265,477,776
Net increase (decrease) in net assets resulting from operations	634,225,602	335,291,193
Distributions to shareholders from net investment income	(118,842,592)	(178,694,512)
Distributions to shareholders from net realized gain	-	(4,660,918)
Total distributions	(118,842,592)	(183,355,430)
Share transactions - net increase (decrease)	(179,994,284)	(414,536,080)
Total increase (decrease) in net assets	335,388,726	(262,600,317)

Net Assets
Beginning of period	6,059,414,150	6,322,014,467
End of period (including undistributed net investment income of $29,178,569 and undistributed net investment income of $31,105,092, respectively)	$ 6,394,802,876	$ 6,059,414,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss)E	.23	.30	.36	.43
Net realized and unrealized gain (loss)	1.17	.60	(2.96)	1.45
Total from investment operations	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total ReturnB, C, D	10.52%	7.49%	(16.56)%	11.93%
Ratios to Average Net AssetsH
Expenses before reductions	.98%	1.02%	.99%	1.01%A
Expenses net of fee waivers, if any	.98%	1.02%	.99%	1.01%A
Expenses net of all reductions	.96%	1.01%	.98%	1.00%A
Net investment income (loss)	1.62%	2.61%	2.46%	2.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rateF	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19	.27	.33	.39
Net realized and unrealized gain (loss)	1.17	.60	(2.96)	1.46
Total from investment operations	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total ReturnB, C, D	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.21	.24	.30
Net realized and unrealized gain (loss)	1.17	.60	(2.96)	1.46
Total from investment operations	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.12	.21	.25	.31
Net realized and unrealized gain (loss)	1.17	.59	(2.95)	1.45
Total from investment operations	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Income from Investment Operations
Net investment income (loss) B	.26	.33	.41	.49	.45
Net realized and unrealized gain (loss)	1.18	.60	(2.97)	1.41	.73
Total from investment operations	1.44	.93	(2.56)	1.90	1.18
Distributions from net investment income	(.27)	(.38)	(.47)	(.50)	(.45)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)	(.41)
Total distributions	(.27)	(.39)	(1.57)	(1.40)	(.86)
Net asset value, end of period	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Total Return A	10.79%	7.78%	(16.34)%	12.02%	7.50%
Ratios to Average Net Assets D
Expenses before reductions	.71%	.77%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.71%	.77%	.71%	.71%	.72%
Expenses net of all reductions	.70%	.77%	.70%	.70%	.71%
Net investment income (loss)	1.89%	2.85%	2.74%	2.93%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214
Portfolio turnover rate C	19%	15%	8%	12%	65% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.26	.34	.42	.48
Net realized and unrealized gain (loss)	1.19	.59	(2.98)	1.46
Total from investment operations	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.8
Exxon Mobil Corp.	0.8	0.0
General Electric Co.	0.6	0.4
Visa, Inc. Class A	0.5	0.1
Google, Inc. Class A	0.5	0.5
Procter & Gamble Co.	0.5	0.6
The Coca-Cola Co.	0.5	0.3
Chevron Corp.	0.5	0.0
Synovus Financial Corp.	0.4	0.0
Nestle SA	0.4	0.4
	5.7
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 61.0%	Stock Class and Equity Futures ** 60.6%
Bond Class 37.4%	Bond Class 35.4%
Short-Term Class 1.6%	Short-Term Class 4.0%
* Includes Commodities & Related Investments of 0.9%	** Includes Commodities & Related Investments of 1.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	15.0
Fidelity Financials Central Fund	8.1
Fidelity Information Technology Central Fund	6.6
Fidelity Health Care Central Fund	5.0
Fidelity Industrials Central Fund	4.7
Fidelity Energy Central Fund	4.5
Fidelity Consumer Staples Central Fund	4.4
Fidelity Consumer Discretionary Central Fund	4.4
Fidelity Emerging Markets Equity Central Fund	3.1
Fidelity Utilities Central Fund	1.6
Fidelity Materials Central Fund	1.6
Fidelity Telecom Services Central Fund	1.2
Fidelity Commodity Strategy Central Fund	0.9
Total Equity Central Funds	61.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	30.9
Total Fixed-Income Central Funds	37.8
Money Market Central Funds	1.0
Other Short-Term Investments	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 25.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 61.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	110,778	$ 1,209,694
Fidelity Consumer Discretionary Central Fund (b)	50,734	5,756,305
Fidelity Consumer Staples Central Fund (b)	46,292	5,811,550
Fidelity Emerging Markets Equity Central Fund (b)	20,173	4,128,180
Fidelity Energy Central Fund (b)	59,544	5,915,090
Fidelity Financials Central Fund (b)	191,546	10,671,039
Fidelity Health Care Central Fund (b)	58,338	6,551,401
Fidelity Industrials Central Fund (b)	49,853	6,164,332
Fidelity Information Technology Central Fund (b)	56,887	8,716,166
Fidelity International Equity Central Fund (b)	299,882	19,858,213
Fidelity Materials Central Fund (b)	14,971	2,114,208
Fidelity Telecom Services Central Fund (b)	13,173	1,538,035
Fidelity Utilities Central Fund (b)	21,970	2,134,412
TOTAL EQUITY CENTRAL FUNDS (Cost $76,609,711)		80,568,625
Fixed-Income Central Funds - 37.8%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (b)	43,076	4,167,636
Fidelity High Income Central Fund 1 (b)	50,962	4,893,382
TOTAL HIGH YIELD FIXED-INCOME FUNDS		9,061,018
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Tactical Income Central Fund (b)	401,891	40,787,960
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $47,107,295)		49,848,978
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.25% (c) (Cost $1,371,423)	1,371,423	1,371,423
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 11/26/10 (a) (Cost $59,985)	$ 60,000	$ 59,984
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $125,148,414)	131,849,010
NET OTHER ASSETS (LIABILITIES) - 0.0%	7,363
NET ASSETS - 100%	$ 131,856,373
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
10 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 568,350	$ (1,668)

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,984.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,003
Fidelity Commodity Strategy Central Fund	1,085
Fidelity Consumer Discretionary Central Fund	53,362
Fidelity Consumer Staples Central Fund	113,725
Fidelity Emerging Markets Equity Central Fund	49,360
Fidelity Energy Central Fund	60,169
Fidelity Financials Central Fund	72,932
Fidelity Floating Rate Central Fund	70,744
Fidelity Health Care Central Fund	43,540
Fidelity High Income Central Fund 1	311,389
Fidelity Industrials Central Fund	67,983
Fidelity Information Technology Central Fund	33,861
Fidelity International Equity Central Fund	373,104
Fidelity Materials Central Fund	61,885
Fidelity Tactical Income Central Fund	1,189,277
Fidelity Telecom Services Central Fund	40,385
Fidelity Utilities Central Fund	55,674
Total	$ 2,602,478
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$2,334,595	$1,152,586	$ 1,209,694	0.8%
Fidelity Consumer Discretionary Central Fund	3,328,127	2,225,050	687,737	5,756,305	1.0%
Fidelity Consumer Staples Central Fund	3,275,772	2,741,724	600,057	5,811,550	0.9%
Fidelity Emerging Markets Equity Central Fund	1,317,003	2,356,614	99,912	4,128,180	1.0%
Fidelity Energy Central Fund	3,732,559	2,949,712	743,349	5,915,090	1.0%
Fidelity Financials Central Fund	5,252,184	6,814,779	991,494	10,671,039	1.0%
Fidelity Floating Rate Central Fund	756,173	3,301,071	6,289	4,167,636	0.1%
Fidelity Health Care Central Fund	4,322,878	2,651,554	905,313	6,551,401	0.9%
Fidelity High Income Central Fund 1	2,457,724	2,349,604	215,115	4,893,382	0.8%
Fidelity Industrials Central Fund	3,629,170	2,513,233	842,598	6,164,332	0.9%
Fidelity Information Technology Central Fund	6,135,680	3,884,422	2,857,924	8,716,166	0.9%
Fidelity International Equity Central Fund	5,206,373	15,136,286	1,044,064	19,858,213	1.2%
Fidelity Materials Central Fund	1,260,092	932,327	238,012	2,114,208	0.9%
Fidelity Tactical Income Central Fund	21,567,412	25,382,821	8,547,555	40,787,960	0.9%
Fidelity Telecom Services Central Fund	937,166	572,527	164,781	1,538,035	0.9%
Fidelity Utilities Central Fund	1,240,459	954,862	221,994	2,134,412	1.0%
Total	$ 64,418,772	$ $77,101,181	$ $19,318,780	$ 130,417,603
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 80,568,625	$ 80,568,625	$ -	$ -
Fixed-Income Central Funds	49,848,978	49,848,978	-	-
Money Market Central Funds	1,371,423	1,371,423	-	-
U.S. Treasury Obligations	59,984	-	59,984	-
Total Investments in Securities:	$ 131,849,010	$ 131,789,026	$ 59,984	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,668)	$ (1,668)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,668)
Total Value of Derivatives	$ -	$ (1,668)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	20.8%
AAA,AA,A	5.5%
BBB	4.6%
BB	2.9%
B	3.1%
CCC,CC,C	0.8%
D	0.0% *
Not Rated	1.2%
Equities	60.8%
Short-Term Investments and Net Other Assets	0.3%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.8%
United Kingdom	4.8%
Japan	2.6%
Switzerland	1.7%
France	1.4%
Germany	1.4%
Canada	1.0%
Others (Individually Less Than 1%)	12.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $59,985)	$ 59,984
Fidelity Central Funds (cost $125,088,429)	131,789,026
Total Investments (cost $125,148,414)		$ 131,849,010
Receivable for investments sold		56,075
Receivable for fund shares sold		539,982
Distributions receivable from Fidelity Central Funds		353
Receivable from investment adviser for expense reductions		38,839
Other receivables		3,399
Total assets		132,487,658

Liabilities
Payable for investments purchased	$ 416,775
Payable for fund shares redeemed	82,419
Accrued management fee	59,462
Distribution and service plan fees payable	11,651
Payable for daily variation on futures contracts	2,100
Other affiliated payables	23,802
Other payables and accrued expenses	35,076
Total liabilities		631,285

Net Assets		$ 131,856,373
Net Assets consist of:
Paid in capital		$ 121,418,515
Undistributed net investment income		1,329,689
Accumulated undistributed net realized gain (loss) on investments		2,409,241
Net unrealized appreciation (depreciation) on investments		6,698,928
Net Assets		$ 131,856,373

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,689,898 ÷ 2,251,565 shares)		$ 9.19

Maximum offering price per share (100/94.25 of $9.19)		$ 9.75
Class T: Net Asset Value and redemption price per share ($6,034,713 ÷ 659,556 shares)		$ 9.15

Maximum offering price per share (100/96.50 of $9.15)		$ 9.48
Class B: Net Asset Value and offering price per share ($1,987,494 ÷ 217,843 shares)A		$ 9.12

Class C: Net Asset Value and offering price per share ($4,256,423 ÷ 467,494 shares)A		$ 9.10

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($95,660,308 ÷ 10,377,850 shares)		$ 9.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,227,537 ÷ 350,129 shares)		$ 9.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 6
Income from Fidelity Central Funds		2,602,478
Total income		2,602,484

Expenses
Management fee	$ 577,252
Transfer agent fees	191,629
Distribution and service plan fees	109,380
Accounting fees and expenses	50,781
Custodian fees and expenses	5,001
Independent trustees' compensation	347
Registration fees	84,933
Audit	48,695
Legal	320
Miscellaneous	1,310
Total expenses before reductions	1,069,648
Expense reductions	(99,207)	970,441
Net investment income (loss)		1,632,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,402
Fidelity Central Funds	3,601,750
Capital gain distributions from Fidelity Central Funds	7,711
Total net realized gain (loss)		3,650,863
Change in net unrealized appreciation (depreciation) on: Investment securities	4,614,679
Futures contracts	(1,668)
Total change in net unrealized appreciation (depreciation)		4,613,011
Net gain (loss)		8,263,874
Net increase (decrease) in net assets resulting from operations		$ 9,895,917

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,632,043	$ 782,255
Net realized gain (loss)	3,650,863	(849,386)
Change in net unrealized appreciation (depreciation)	4,613,011	6,380,915
Net increase (decrease) in net assets resulting from operations	9,895,917	6,313,784
Distributions to shareholders from net investment income	(928,570)	(387,880)
Distributions to shareholders from net realized gain	(200,877)	-
Total distributions	(1,129,447)	(387,880)
Share transactions - net increase (decrease)	57,616,057	29,464,827
Total increase (decrease) in net assets	66,382,527	35,390,731

Net Assets
Beginning of period	65,473,846	30,083,115
End of period (including undistributed net investment income of $1,329,689 and undistributed net investment income of $626,213, respectively)	$ 131,856,373	$ 65,473,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.15	.17
Net realized and unrealized gain (loss)	.76	.41	(2.18)
Total from investment operations	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.11)	(.10)	(.04)
Net asset value, end of period	$ 9.19	$ 8.41	$ 7.95
Total Return B, C, D	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.08%	1.09%	1.16% A
Net investment income (loss)	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.13	.15
Net realized and unrealized gain (loss)	.76	.42	(2.19)
Total from investment operations	.86	.55	(2.04)
Distributions from net investment income	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.09)	(.10)	(.03)
Net asset value, end of period	$ 9.15	$ 8.38	$ 7.93
Total Return B, C, D	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.33%	1.34%	1.42% A
Net investment income (loss)	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.10	.11
Net realized and unrealized gain (loss)	.75	.42	(2.19)
Total from investment operations	.81	.52	(2.08)
Distributions from net investment income	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.06)	(.05)	(.02)
Net asset value, end of period	$ 9.12	$ 8.37	$ 7.90
Total Return B, C, D	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.83%	1.84%	1.92% A
Net investment income (loss)	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.10	.11
Net realized and unrealized gain (loss)	.74	.42	(2.19)
Total from investment operations	.80	.52	(2.08)
Distributions from net investment income	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.07)	(.05)	(.02)
Net asset value, end of period	$ 9.10	$ 8.37	$ 7.90
Total Return B, C, D	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83%	1.84%	1.91% A
Net investment income (loss)	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.17	.19
Net realized and unrealized gain (loss)	.76	.42	(2.18)
Total from investment operations	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.85%	.85%	.89% A
Expenses net of all reductions	.83%	.84%	.89% A
Net investment income (loss)	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate E	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.17	.20
Net realized and unrealized gain (loss)	.76	.42	(2.19)
Total from investment operations	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.85%	.85%	.94% A
Expenses net of all reductions	.83%	.84%	.93% A
Net investment income (loss)	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,228	$ 844	$ 792
Portfolio turnover rate E	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	1.1
Exxon Mobil Corp.	0.9	0.0
General Electric Co.	0.7	0.5
Google, Inc. Class A	0.7	0.6
Visa, Inc. Class A	0.6	0.1
Procter & Gamble Co.	0.6	0.7
The Coca-Cola Co.	0.6	0.4
Chevron Corp.	0.5	0.0
Synovus Financial Corp.	0.4	0.0
Nestle SA	0.4	0.4
	6.7
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 71.5%	Stock Class and Equity Futures ** 72.3%
Bond Class 26.7%	Bond Class 24.9%
Short-Term Class 1.8%	Short-Term Class 2.8%
* Includes Commodities & Related Investments of 1.0%	** Includes Commodities & Related Investments of 1.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	16.1
Fidelity Information Technology Central Fund	8.6
Fidelity Financials Central Fund	8.5
Fidelity Health Care Central Fund	6.1
Fidelity Industrials Central Fund	5.6
Fidelity Consumer Discretionary Central Fund	5.2
Fidelity Energy Central Fund	5.0
Fidelity Consumer Staples Central Fund	4.9
Fidelity Emerging Markets Equity Central Fund	3.8
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.9
Fidelity Telecom Services Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	70.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	20.2
Total Fixed-Income Central Funds	27.1
Money Market Central Funds	2.7
Other Short-Term Investments	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 27.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 70.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	2,327,420	$ 25,415,430
Fidelity Consumer Discretionary Central Fund (c)	1,199,277	136,069,986
Fidelity Consumer Staples Central Fund (c)	1,016,177	127,570,864
Fidelity Emerging Markets Equity Central Fund (c)	477,866	97,790,561
Fidelity Energy Central Fund (c)	1,298,260	128,969,183
Fidelity Financials Central Fund (c)	3,963,377	220,799,745
Fidelity Health Care Central Fund (c)	1,396,741	156,854,066
Fidelity Industrials Central Fund (c)	1,183,944	146,394,662
Fidelity Information Technology Central Fund (c)	1,448,320	221,911,599
Fidelity International Equity Central Fund (c)	6,282,130	416,002,632
Fidelity Materials Central Fund (c)	349,095	49,299,265
Fidelity Telecom Services Central Fund (c)	326,579	38,131,375
Fidelity Utilities Central Fund (c)	499,797	48,555,300
TOTAL EQUITY CENTRAL FUNDS (Cost $1,899,384,788)		1,813,764,668
Fixed-Income Central Funds - 27.1%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (c)	805,532	77,935,224
Fidelity High Income Central Fund 1 (c)	1,058,798	101,665,775
TOTAL HIGH YIELD FIXED-INCOME FUNDS		179,600,999
Investment Grade Fixed-Income Funds - 20.2%
Fidelity Tactical Income Central Fund (c)	5,149,226	522,594,935
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $676,398,129)		702,195,934
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.25% (a)	69,321,056	69,321,056
Fidelity Money Market Central Fund, 0.43% (a)	56,139	56,139
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $69,377,195)		69,377,195
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 11/4/10 to 11/26/10 (b) (Cost $5,799,283)	$ 5,800,000	$ 5,799,228
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,650,959,395)	2,591,137,025
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,333,592)
NET ASSETS - 100%	$ 2,589,803,433
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
617 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 48,021,110	$ 1,705,868
119 CME E-mini S&P 500 Index Contracts	Dec. 2010	6,763,365	(19,843)
TOTAL EQUITY INDEX CONTRACTS		$ 54,784,475	$ 1,686,025

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,799,228.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104,362
Fidelity Commodity Strategy Central Fund	36,625
Fidelity Consumer Discretionary Central Fund	1,548,174
Fidelity Consumer Staples Central Fund	3,048,330
Fidelity Emerging Markets Equity Central Fund	1,286,931
Fidelity Energy Central Fund	1,559,303
Fidelity Financials Central Fund	1,788,230
Fidelity Floating Rate Central Fund	1,603,163
Fidelity Health Care Central Fund	1,247,534
Fidelity High Income Central Fund 1	7,638,464
Fidelity Industrials Central Fund	1,915,233
Fidelity Information Technology Central Fund	972,338
Fidelity International Equity Central Fund	9,278,153
Fidelity Materials Central Fund	1,625,118
Fidelity Money Market Central Fund	12,307
Fidelity Securities Lending Cash Central Fund	2,750
Fidelity Tactical Income Central Fund	19,809,227
Fidelity Telecom Services Central Fund	1,198,114
Fidelity Utilities Central Fund	1,564,709
Total	$ 56,239,065
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 38,056,088	$ 14,170,683	$ 25,415,430	16.9%
Fidelity Consumer Discretionary Central Fund	146,263,309	2,998,998	40,422,974	136,069,986	22.5%
Fidelity Consumer Staples Central Fund	147,396,511	4,476,764	35,889,834	127,570,864	20.5%
Fidelity Emerging Markets Equity Central Fund	53,109,628	36,153,009	7,825,207	97,790,561	24.8%
Fidelity Energy Central Fund	162,752,963	3,173,947	36,439,676	128,969,183	20.9%
Fidelity Financials Central Fund	216,639,893	43,255,786	30,959,263	220,799,745	21.1%
Fidelity Floating Rate Central Fund	28,516,136	46,683,967	1,036	77,935,224	2.8%
Fidelity Health Care Central Fund	189,610,749	3,017,084	52,300,773	156,854,066	22.4%
Fidelity High Income Central Fund 1	89,525,548	8,810,045	4,513,749	101,665,775	17.0%
Fidelity Industrials Central Fund	169,985,596	3,480,662	54,091,912	146,394,662	22.3%
Fidelity Information Technology Central Fund	283,273,466	3,592,268	114,305,100	221,911,599	22.1%
Fidelity International Equity Central Fund	204,250,748	218,123,879	19,067,033	416,002,632	24.7%
Fidelity Materials Central Fund	64,035,028	2,171,834	21,756,067	49,299,265	22.0%
Fidelity Tactical Income Central Fund	543,780,680	36,331,914	94,492,940	522,594,935	11.6%
Fidelity Telecom Services Central Fund	48,675,698	1,595,382	17,555,113	38,131,375	21.2%
Fidelity Utilities Central Fund	50,755,053	2,093,925	8,706,067	48,555,300	21.9%
Total	$ 2,398,571,006	$ 454,015,552	$ 552,497,427	$ 2,515,960,602
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,813,764,668	$ 1,813,764,668	$ -	$ -
Fixed-Income Central Funds	702,195,934	702,195,934	-	-
Money Market Central Funds	69,377,195	69,377,195	-	-
U.S. Treasury Obligations	5,799,228	-	5,799,228	-
Total Investments in Securities:	$ 2,591,137,025	$ 2,585,337,797	$ 5,799,228	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,705,868	$ 1,705,868	$ -	$ -
Liabilities
Futures Contracts	$ (19,843)	$ (19,843)	$ -	$ -
Total Derivative Instruments:	$ 1,686,025	$ 1,686,025	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,705,868	$ (19,843)
Total Value of Derivatives	$ 1,705,868	$ (19,843)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.6%
AAA,AA,A	3.6%
BBB	2.9%
BB	2.8%
B	3.1%
CCC,CC,C	0.8%
D	0.0% *
Not Rated	1.0%
Equities	72.0%
Short-Term Investments and Net Other Assets	0.2%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.1%
United Kingdom	4.9%
Japan	2.7%
Switzerland	1.8%
France	1.5%
Germany	1.4%
Canada	1.2%
Cayman Islands	1.1%
Bermuda	1.1%
Brazil	1.0%
Netherlands	1.0%
Spain	1.0%
Others (Individually Less Than 1%)	9.2%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $488,478,911 of which $82,190,858, $17,772,552, $308,410,806 and $80,104,695 will expire on September 30, 2011, 2016, 2017 and 2018, respectively. The capital loss carryforward expiring September 30, 2016 was acquired from Advisor Asset Manager 70% Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,799,283)	$ 5,799,228
Fidelity Central Funds (cost $2,645,160,112)	2,585,337,797
Total Investments (cost $2,650,959,395)		$ 2,591,137,025
Receivable for investments sold		3,059,542
Receivable for fund shares sold		1,517,489
Distributions receivable from Fidelity Central Funds		15,076
Other receivables		151,478
Total assets		2,595,880,610

Liabilities
Payable for fund shares redeemed	$ 3,737,708
Accrued management fee	1,184,313
Distribution and service plan fees payable	82,792
Payable for daily variation on futures contracts	500,080
Other affiliated payables	483,044
Other payables and accrued expenses	89,240
Total liabilities		6,077,177

Net Assets		$ 2,589,803,433
Net Assets consist of:
Paid in capital		$ 2,889,902,656
Undistributed net investment income		27,667,476
Accumulated undistributed net realized gain (loss) on investments		(269,630,407)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(58,136,292)
Net Assets		$ 2,589,803,433

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,292,614 ÷ 7,303,587 shares)		$ 15.24

Maximum offering price per share (100/94.25 of $15.24)		$ 16.17
Class T: Net Asset Value and redemption price per share ($45,393,511 ÷ 2,984,774 shares)		$ 15.21

Maximum offering price per share (100/96.50 of $15.21)		$ 15.76
Class B: Net Asset Value and offering price per share ($14,696,133 ÷ 970,071 shares)A		$ 15.15

Class C: Net Asset Value and offering price per share ($34,846,524 ÷ 2,303,251 shares)A		$ 15.13

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,357,618,324 ÷ 154,279,061 shares)		$ 15.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,956,327 ÷ 1,697,641 shares)		$ 15.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 3,111
Income from Fidelity Central Funds		56,239,065
Total income		56,242,176

Expenses
Management fee	$ 13,973,248
Transfer agent fees	4,953,911
Distribution and service plan fees	1,014,522
Accounting and security lending fees	952,190
Custodian fees and expenses	5,001
Independent trustees' compensation	9,378
Appreciation in deferred trustee compensation account	75
Registration fees	118,140
Audit	43,658
Legal	21,175
Miscellaneous	26,368
Total expenses before reductions	21,117,666
Expense reductions	(552,986)	20,564,680
Net investment income (loss)		35,677,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,862,611
Fidelity Central Funds	11,497,753
Futures contracts	5,878,846
Capital gain distributions from Fidelity Central Funds	203,010
Total net realized gain (loss)		22,442,220
Change in net unrealized appreciation (depreciation) on: Investment securities	204,373,662
Assets and liabilities in foreign currencies	(600)
Futures contracts	1,686,025
Total change in net unrealized appreciation (depreciation)		206,059,087
Net gain (loss)		228,501,307
Net increase (decrease) in net assets resulting from operations		$ 264,178,803

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,677,496	$ 43,435,422
Net realized gain (loss)	22,442,220	(40,181,221)
Change in net unrealized appreciation (depreciation)	206,059,087	84,167,631
Net increase (decrease) in net assets resulting from operations	264,178,803	87,421,832
Distributions to shareholders from net investment income	(38,479,238)	(54,439,794)
Distributions to shareholders from net realized gain	(1,558,563)	-
Total distributions	(40,037,801)	(54,439,794)
Share transactions - net increase (decrease)	(67,975,317)	(97,287,296)
Total increase (decrease) in net assets	156,165,685	(64,305,258)

Net Assets
Beginning of period	2,433,637,748	2,497,943,006
End of period (including undistributed net investment income of $27,667,476 and undistributed net investment income of $30,469,293, respectively)	$ 2,589,803,433	$ 2,433,637,748

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.17	.22	- J
Net realized and unrealized gain (loss)	1.33	.40	(.52)
Total from investment operations	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.30)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.20)	(.30)	-
Net asset value, end of period	$ 15.24	$ 13.94	$ 13.62
Total Return B, C, D	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.10%	1.18%	1.24% A
Net investment income (loss)	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	.19	- J
Net realized and unrealized gain (loss)	1.33	.39	(.52)
Total from investment operations	1.46	.58	(.52)
Distributions from net investment income	(.16)	(.29)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.16) K	(.29)	-
Net asset value, end of period	$ 15.21	$ 13.91	$ 13.62
Total Return B, C, D	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.36%	1.43%	1.49% A
Net investment income (loss)	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.05	.13	- J
Net realized and unrealized gain (loss)	1.33	.39	(.52)
Total from investment operations	1.38	.52	(.52)
Distributions from net investment income	(.08)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09)	(.28)	-
Net asset value, end of period	$ 15.15	$ 13.86	$ 13.62
Total Return B, C, D	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.90%	1.94%	1.99% A
Net investment income (loss)	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.13	- J
Net realized and unrealized gain (loss)	1.33	.39	(.52)
Total from investment operations	1.39	.52	(.52)
Distributions from net investment income	(.11)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.12)	(.28)	-
Net asset value, end of period	$ 15.13	$ 13.86	$ 13.62
Total Return B, C, D	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.82%	1.91%	1.99% A
Net investment income (loss)	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Income from Investment Operations
Net investment income (loss) B	.21	.25	.33	.38	.34
Net realized and unrealized gain (loss)	1.34	.41	(4.06)	1.97	.84
Total from investment operations	1.55	.66	(3.73)	2.35	1.18
Distributions from net investment income	(.23)	(.31)	(.41)	(.39)	(.29)
Distributions from net realized gain	(.01)	-	(.02)	-	(.01)
Total distributions	(.24)	(.31)	(.43)	(.39)	(.30)
Net asset value, end of period	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Total Return A	11.21%	5.59%	(21.46)%	15.07%	7.98%
Ratios to Average Net Assets D
Expenses before reductions	.80%	.88%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.80%	.88%	.79%	.80%	.81%
Expenses net of all reductions	.78%	.86%	.78%	.78%	.79%
Net investment income (loss)	1.47%	2.20%	2.07%	2.26%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093	$ 3,137,094
Portfolio turnover rate C	21%	13%	14% E	14%	82% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E The portfolio turnover rate does not include the assets acquired in the merger.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.21	.25	- I
Net realized and unrealized gain (loss)	1.33	.41	(.52)
Total from investment operations	1.54	.66	(.52)
Distributions from net investment income	(.21)	(.31)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.22)	(.31)	-
Net asset value, end of period	$ 15.29	$ 13.97	$ 13.62
Total Return B, C	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.84%	.90%	1.00% A
Expenses net of all reductions	.82%	.89%	.99% A
Net investment income (loss)	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate E	21%	13%	14% H
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.6	1.2
Exxon Mobil Corp.	1.2	0.0
General Electric Co.	0.9	0.6
Google, Inc. Class A	0.9	0.7
Visa, Inc. Class A	0.8	0.1
Procter & Gamble Co.	0.8	0.8
The Coca-Cola Co.	0.7	0.5
Chevron Corp.	0.7	0.0
Synovus Financial Corp.	0.6	0.0
Nestle SA	0.6	0.6
	8.8
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 86.1%	Stock Class and Equity Futures ** 86.2%
Bond Class 12.9%	Bond Class 10.9%
Short-Term Class 1.0%	Short-Term Class 2.9%
* Includes Commodities & Related Investments of 0.9%	** Includes Commodities & Related Investments of 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	20.8
Fidelity Financials Central Fund	11.0
Fidelity Information Technology Central Fund	10.3
Fidelity Health Care Central Fund	7.1
Fidelity Industrials Central Fund	6.6
Fidelity Energy Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.3
Fidelity Consumer Discretionary Central Fund	6.2
Fidelity Emerging Markets Equity Central Fund	4.8
Fidelity Materials Central Fund	2.3
Fidelity Utilities Central Fund	2.2
Fidelity Telecom Services Central Fund	1.8
Fidelity Commodity Strategy Central Fund	0.9
Total Equity Central Funds	86.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.9
Investment Grade Fixed-Income Funds	7.4
Total Fixed-Income Central Funds	13.3
Money Market Central Funds	0.1
Other Short-Term Investments	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 33.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 86.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	558,628	$ 6,100,223
Fidelity Consumer Discretionary Central Fund (b)	365,926	41,517,985
Fidelity Consumer Staples Central Fund (b)	331,130	41,570,091
Fidelity Emerging Markets Equity Central Fund (b)	154,382	31,592,728
Fidelity Energy Central Fund (b)	426,530	42,371,501
Fidelity Financials Central Fund (b)	1,317,780	73,413,516
Fidelity Health Care Central Fund (b)	419,671	47,129,056
Fidelity Industrials Central Fund (b)	355,435	43,949,561
Fidelity Information Technology Central Fund (b)	447,454	68,558,855
Fidelity International Equity Central Fund (b)	2,086,992	138,200,607
Fidelity Materials Central Fund (b)	109,577	15,474,447
Fidelity Telecom Services Central Fund (b)	104,032	12,146,834
Fidelity Utilities Central Fund (b)	152,916	14,855,826
TOTAL EQUITY CENTRAL FUNDS (Cost $593,017,868)		576,881,230
Fixed-Income Central Funds - 13.3%

High Yield Fixed-Income Funds - 5.9%
Fidelity High Income Central Fund 1 (b)	404,623	38,851,929
Investment Grade Fixed-Income Funds - 7.4%
Fidelity Tactical Income Central Fund (b)	484,979	49,220,508
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $81,851,733)		88,072,437
Money Market Central Funds - 0.1%

Fidelity Cash Central Fund, 0.25% (c) (Cost $526,703)	526,703	526,703
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% 11/26/10 (a) (Cost $149,965)	$ 150,000	149,964
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $675,546,269)	665,630,334
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(360,777)
NET ASSETS - 100%	$ 665,269,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
30 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 1,705,050	$ (5,000)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,964.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,084
Fidelity Commodity Strategy Central Fund	8,644
Fidelity Consumer Discretionary Central Fund	469,404
Fidelity Consumer Staples Central Fund	962,609
Fidelity Emerging Markets Equity Central Fund	406,841
Fidelity Energy Central Fund	508,616
Fidelity Financials Central Fund	580,566
Fidelity Health Care Central Fund	373,935
Fidelity High Income Central Fund 1	2,584,635
Fidelity Industrials Central Fund	578,766
Fidelity Information Technology Central Fund	298,361
Fidelity International Equity Central Fund	2,965,997
Fidelity Materials Central Fund	503,278
Fidelity Tactical Income Central Fund	1,666,198
Fidelity Telecom Services Central Fund	366,758
Fidelity Utilities Central Fund	478,429
Total	$ 12,767,121
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 13,952,326	$ 8,023,216	$ 6,100,223	4.1%
Fidelity Consumer Discretionary Central Fund	39,979,382	3,708,685	10,361,415	41,517,985	6.9%
Fidelity Consumer Staples Central Fund	39,673,811	5,662,520	7,271,680	41,570,091	6.7%
Fidelity Emerging Markets Equity Central Fund	17,999,653	11,210,096	2,743,771	31,592,728	8.0%
Fidelity Energy Central Fund	44,764,935	7,631,988	9,697,058	42,371,501	6.9%
Fidelity Financials Central Fund	63,321,485	23,720,071	10,578,413	73,413,516	7.0%
Fidelity Health Care Central Fund	52,034,339	4,245,853	13,825,644	47,129,056	6.7%
Fidelity High Income Central Fund 1	29,367,333	11,233,545	4,396,582	38,851,929	6.5%
Fidelity Industrials Central Fund	43,618,614	4,394,598	12,126,972	43,949,561	6.7%
Fidelity Information Technology Central Fund	74,871,388	6,893,239	27,989,141	68,558,855	6.8%
Fidelity International Equity Central Fund	68,228,457	73,965,432	7,439,320	138,200,607	8.2%
Fidelity Materials Central Fund	16,138,993	1,726,808	3,853,878	15,474,447	6.9%
Fidelity Tactical Income Central Fund	46,186,877	22,712,226	22,841,269	49,220,508	1.1%
Fidelity Telecom Services Central Fund	12,273,530	1,201,246	3,029,877	12,146,834	6.7%
Fidelity Utilities Central Fund	14,732,202	1,810,013	2,966,075	14,855,826	6.7%
Total	$ 563,190,999	$ 194,068,646	$ 147,144,311	$ 664,953,667
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 576,881,230	$ 576,881,230	$ -	$ -
Fixed-Income Central Funds	88,072,437	88,072,437	-	-
Money Market Central Funds	526,703	526,703	-	-
U.S. Treasury Obligations	149,964	-	149,964	-
Total Investments in Securities:	$ 665,630,334	$ 665,480,370	$ 149,964	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,000)	$ (5,000)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (5,000)
Total Value of Derivatives	$ -	$ (5,000)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	5.0%
AAA,AA,A	1.3%
BBB	1.2%
BB	2.0%
B	2.8%
CCC,CC,C	0.9%
Not Rated	0.0% *
Equities	85.4%
Short-Term Investments and Net Other Assets	1.4%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.4%
United Kingdom	5.8%
Japan	3.5%
Switzerland	2.3%
France	1.9%
Germany	1.9%
Spain	1.3%
Netherlands	1.3%
Cayman Islands	1.3%
Brazil	1.2%
Canada	1.1%
China	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.0%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $116,484,972 of which $35,442,899 and $81,042,073 will expire on September 30, 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $149,965)	$ 149,964
Fidelity Central Funds (cost $675,396,304)	665,480,370
Total Investments (cost $675,546,269)		$ 665,630,334
Receivable for investments sold		916,010
Receivable for fund shares sold		725,660
Distributions receivable from Fidelity Central Funds		372
Other receivables		39,918
Total assets		667,312,294

Liabilities
Payable for fund shares redeemed	$ 1,539,986
Accrued management fee	302,124
Transfer agent fee payable	123,687
Distribution and service plan fees payable	23,034
Payable for daily variation on futures contracts	6,298
Other affiliated payables	19,591
Other payables and accrued expenses	28,017
Total liabilities		2,042,737

Net Assets		$ 665,269,557
Net Assets consist of:
Paid in capital		$ 732,337,948
Undistributed net investment income		5,902,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,050,303)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,920,257)
Net Assets		$ 665,269,557

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,550,091 ÷ 3,723,885 shares)		$ 12.23

Maximum offering price per share (100/94.25 of $12.23)		$ 12.98
Class T: Net Asset Value and redemption price per share ($7,153,696 ÷ 587,006 shares)		$ 12.19

Maximum offering price per share (100/96.50 of $12.19)		$ 12.63
Class B: Net Asset Value and offering price per share ($3,797,732 ÷ 313,316 shares)A		$ 12.12

Class C: Net Asset Value and offering price per share ($9,944,587 ÷ 822,135 shares)A		$ 12.10

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($592,472,207 ÷ 48,110,119 shares)		$ 12.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,351,244 ÷ 516,482 shares)		$ 12.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 6
Income from Fidelity Central Funds		12,767,121
Total income		12,767,127

Expenses
Management fee	$ 3,546,418
Transfer agent fees	1,508,563
Distribution and service plan fees	237,623
Accounting fees and expenses	235,529
Custodian fees and expenses	5,001
Independent trustees' compensation	2,216
Registration fees	112,630
Audit	44,507
Legal	3,207
Miscellaneous	10,237
Total expenses before reductions	5,705,931
Expense reductions	(154,703)	5,551,228
Net investment income (loss)		7,215,899
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	650,697
Fidelity Central Funds	21,792,835
Foreign currency transactions	2,360
Capital gain distributions from Fidelity Central Funds	47,615
Total net realized gain (loss)		22,493,507
Change in net unrealized appreciation (depreciation) on: Investment securities	33,045,497
Assets and liabilities in foreign currencies	(4,274)
Futures contracts	(5,000)
Total change in net unrealized appreciation (depreciation)		33,036,223
Net gain (loss)		55,529,730
Net increase (decrease) in net assets resulting from operations		$ 62,745,629

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,215,899	$ 6,815,943
Net realized gain (loss)	22,493,507	(5,452,798)
Change in net unrealized appreciation (depreciation)	33,036,223	28,076,082
Net increase (decrease) in net assets resulting from operations	62,745,629	29,439,227
Distributions to shareholders from net investment income	(6,228,674)	(7,455,362)
Distributions to shareholders from net realized gain	(795,094)	-
Total distributions	(7,023,768)	(7,455,362)
Share transactions - net increase (decrease)	41,004,775	81,350,268
Total increase (decrease) in net assets	96,726,636	103,334,133

Net Assets
Beginning of period	568,542,921	465,208,788
End of period (including undistributed net investment income of $5,902,169 and undistributed net investment income of $4,914,856, respectively)	$ 665,269,557	$ 568,542,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.11	.14	.17	.19
Net realized and unrealized gain (loss)	1.06	.27	(3.74)	2.05
Total from investment operations	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.12) I	(.17)	(.26)	(.22)
Net asset value, end of period	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B, C, D	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.08	.11	.13	.15
Net realized and unrealized gain (loss)	1.06	.27	(3.73)	2.06
Total from investment operations	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.09) I	(.15)	(.23)	(.22)
Net asset value, end of period	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B, C, D	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.01	.06	.06	.08
Net realized and unrealized gain (loss)	1.06	.28	(3.72)	2.07
Total from investment operations	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.04) I	(.09)	(.19)	(.21)
Net asset value, end of period	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B, C, D	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.02	.07	.07	.08
Net realized and unrealized gain (loss)	1.06	.28	(3.71)	2.06
Total from investment operations	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B, C, D	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Income from Investment Operations
Net investment income (loss) B	.14	.16	.20	.23	.18
Net realized and unrealized gain (loss)	1.07	.27	(3.76)	2.02	.98
Total from investment operations	1.21	.43	(3.56)	2.25	1.16
Distributions from net investment income	(.12)	(.18)	(.23)	(.21)	(.06)
Distributions from net realized gain	(.02)	-	(.03)	(.02)	-
Total distributions	(.14)	(.18)	(.26)	(.23)	(.06)
Net asset value, end of period	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Total Return A	10.81%	4.54%	(24.43)%	17.77%	9.95%
Ratios to Average Net Assets D
Expenses before reductions	.86%	.95%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.86%	.95%	.87%	.87%	.91%
Expenses net of all reductions	.84%	.94%	.86%	.86%	.87%
Net investment income (loss)	1.17%	1.72%	1.54%	1.62%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 592,472	$ 528,720	$ 440,040	$ 576,458	$ 448,831
Portfolio turnover rate C	25%	7%	20%	31%	187% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.14	.17	.21	.23
Net realized and unrealized gain (loss)	1.07	.28	(3.76)	2.07
Total from investment operations	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.15) H	(.21)	(.27)	(.23)
Net asset value, end of period	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B, C	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.80%	.81%	.77%	.81% A
Net investment income (loss)	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect the class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio *
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Repurchase Agreements Futures Swap Agreements	.06%
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy Central Fund and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .12%.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 3,044,173,522	$ 139,709,603	$ (47,463,808)	$ 92,245,795
Fidelity Asset Manager 30%	125,636,462	5,928,736	(1,686,685)	4,242,051
Fidelity Asset Manager 40%	87,710,011	5,056,612	(1,739,058)	3,317,554
Fidelity Asset Manager 50%	6,075,486,663	613,464,502	(290,739,468)	322,725,034
Fidelity Asset Manager 60%	126,097,696	8,813,387	(3,062,073)	5,751,314
Fidelity Asset Manager 70%	2,434,690,940	297,320,071	(140,873,986)	156,446,085
Fidelity Asset Manager 85%	623,443,816	82,675,994	(40,489,476)	42,186,518

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 9,427,384	$ -	$ (73,793,498)	$ 92,245,795
Fidelity Asset Manager 30%	3,191,454	597,915	-	4,242,051
Fidelity Asset Manager 40%	2,297,323	319,496	-	3,317,554
Fidelity Asset Manager 50%	38,505,531	-	(601,103,300)	322,725,034
Fidelity Asset Manager 60%	4,645,255	41,289	-	5,751,314
Fidelity Asset Manager 70%	31,993,427	-	(488,478,911)	156,446,138
Fidelity Asset Manager 85%	7,229,383	-	(116,484,972)	42,187,199

The tax character of distributions paid was as follows:

September 30, 2010
Ordinary Income
Fidelity Asset Manager 20%	$ 55,007,966
Fidelity Asset Manager 30%	2,393,534
Fidelity Asset Manager 40%	1,349,111
Fidelity Asset Manager 50%	118,842,592
Fidelity Asset Manager 60%	1,129,447
Fidelity Asset Manager 70%	40,037,801
Fidelity Asset Manager 85%	7,023,768

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

September 30, 2009
Ordinary Income
Fidelity Asset Manager 20%	$ 71,793,201
Fidelity Asset Manager 30%	1,165,886
Fidelity Asset Manager 40%	608,662
Fidelity Asset Manager 50%	183,355,430
Fidelity Asset Manager 60%	387,880
Fidelity Asset Manager 70%	54,439,794
Fidelity Asset Manager 85%	7,455,362

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds use derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives may increase or decrease their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The tables below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 2,816,682	$ 899,849
Totals (a)	$ 2,816,682	$ 899,849
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ -	$ (500)
Totals (a)	$ -	$ (500)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 13,729,132	$ 2,885,667
Totals (a)	$ 13,729,132	$ 2,885,667
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ -	$ (1,668)
Totals (a)	$ -	$ (1,668)

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 5,878,846	$ 1,686,025
Totals (a)	$ 5,878,846	$ 1,686,025
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ -	$ (5,000)
Totals (a)	$ -	$ (5,000)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds use futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	675,590,986	382,646,347
Fidelity Asset Manager 30%	57,949,497	17,082,581
Fidelity Asset Manager 40%	49,537,075	13,768,959
Fidelity Asset Manager 50%	1,090,571,883	1,480,746,591
Fidelity Asset Manager 60%	78,074,864	20,333,861
Fidelity Asset Manager 70%	502,699,654	603,251,683
Fidelity Asset Manager 85%	203,805,466	157,295,156

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR pays a portion of management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds have invested in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in the amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 11,202
Fidelity Asset Manager 30%	394
Fidelity Asset Manager 40%	300
Fidelity Asset Manager 50%	31,712
Fidelity Asset Manager 60%	593
Fidelity Asset Manager 70%	14,627
Fidelity Asset Manager 85%	4,674

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 69,124	$ 11,689
Class T	.25%	.25%	65,524	28
Class B	.75%	.25%	33,552	25,172
Class C	.75%	.25%	129,218	57,453
			$ 297,418	$ 94,342
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 14,906	$ 1,293
Class T	.25%	.25%	22,981	27
Class B	.75%	.25%	10,675	8,028
Class C	.75%	.25%	37,881	17,678
			$ 86,443	$ 27,026
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 11,566	$ 1,049
Class T	.25%	.25%	11,222	160
Class B	.75%	.25%	11,567	9,650
Class C	.75%	.25%	17,806	10,232
			$ 52,161	$ 21,091
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 86,987	$ 18,817
Class T	.25%	.25%	70,250	72
Class B	.75%	.25%	41,772	31,360
Class C	.75%	.25%	115,989	44,375
			$ 314,998	$ 94,624
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 32,351	$ 5,535
Class T	.25%	.25%	24,252	-
Class B	.75%	.25%	17,806	13,371
Class C	.75%	.25%	34,971	17,150
			$ 109,380	$ 36,056

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 70%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 246,334	$ 14,975
Class T	.25%	.25%	226,940	616
Class B	.75%	.25%	164,802	123,677
Class C	.75%	.25%	376,446	63,921
			$ 1,014,522	$ 203,189
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 84,863	$ 4,968
Class T	.25%	.25%	30,880	14
Class B	.75%	.25%	36,046	27,042
Class C	.75%	.25%	85,834	26,023
			$ 237,623	$ 58,047

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 30,542
Class T	7,593
Class B*	7,607
Class C*	2,173
$ 47,915
Fidelity Asset Manager 30%
Class A	$ 14,569
Class T	9,462
Class B*	331
Class C*	643
$ 25,005
Fidelity Asset Manager 40%
Class A	$ 11,685
Class T	1,706
Class B*	2,190
Class C*	12
$ 15,593
Fidelity Asset Manager 50%
Class A	$ 40,501
Class T	17,566
Class B*	9,316
Class C*	3,030
$ 70,413
Fidelity Asset Manager 60%
Class A	$ 21,007
Class T	5,814
Class B*	8,326
Class C*	1,178
$ 36,325

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 70%	Retained by FDC
Class A	$ 35,790
Class T	9,688
Class B*	34,738
Class C*	21,377
$ 101,593
Fidelity Asset Manager 85%
Class A	$ 27,725
Class T	5,929
Class B*	9,851
Class C*	1,678
$ 45,183

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 35,947.13
Class T	17,731.14
Class B	6,964.21
Class C	19,640.15
Asset Manager 20%	2,722,518.10
Institutional Class	3,389.10
	$ 2,806,189
Fidelity Asset Manager 30%
Class A	$ 7,964.13
Class T	5,022.11
Class B	1,946.18
Class C	4,976.13
Asset Manager 30%	82,441.10
Institutional Class	1,092.12
	$ 103,441
Fidelity Asset Manager 40%
Class A	$ 7,683.17
Class T	3,416.15
Class B	1,734.15
Class C	2,794.16
Asset Manager 40%	61,082.10
Institutional Class	966.10
	$ 77,675

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 50%	Amount	% of Average Net Assets
Class A	$ 66,417.19
Class T	26,053.19
Class B	10,189.24
Class C	24,245.21
Asset Manager 50%	10,831,066.18
Institutional Class	6,328.17
	$ 10,964,298
Fidelity Asset Manager 60%
Class A	$ 30,774.24
Class T	10,149.21
Class B	5,289.30
Class C	7,938.23
Asset Manager 60%	133,085.17
Institutional Class	4,394.21
	$ 191,629
Fidelity Asset Manager 70%
Class A	$ 260,279.26
Class T	122,504.27
Class B	51,003.31
Class C	88,797.24
Asset Manager 70%	4,375,807.19
Institutional Class	55,521.23
	$ 4,953,911
Fidelity Asset Manager 85%
Class A	$ 78,600.23
Class T	14,398.23
Class B	11,227.31
Class C	20,933.24
Asset Manager 85%	1,374,762.24
Institutional Class	8,643.20
	$ 1,508,563

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 10,150
Fidelity Asset Manager 30%	343
Fidelity Asset Manager 40%	225
Fidelity Asset Manager 50%	24,381
Fidelity Asset Manager 60%	343
Fidelity Asset Manager 70%	9,782
Fidelity Asset Manager 85%	2,414

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Asset Manager 50%	$ 5,254
Fidelity Asset Manager 70%	2,750

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 20%
Class B	1.65%	$ 565
Fidelity Asset Manager 30%
Class A	.90%	4,673
Class T	1.15%	1,838
Class B	1.65%	1,394
Class C	1.65%	2,791
Asset Manager 30%	.65%	37,250
Institutional Class	.65%	601
Fidelity Asset Manager 40%
Class A	.90%	7,689
Class T	1.15%	3,741
Class B	1.65%	1,907
Class C	1.65%	2,970
Asset Manager 40%	.65%	61,889
Institutional Class	.65%	1,058
Fidelity Asset Manager 60%
Class A	1.10%	16,489
Class T	1.35%	5,085
Class B	1.85%	3,503
Class C	1.85%	4,276
Asset Manager 60%	.85%	51,285
Institutional Class	.85%	2,105

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced the class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 47,080

Annual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Asset Manager 20%	$ 140,126	$ -
Fidelity Asset Manager 30%	7,373	2
Fidelity Asset Manager 40%	6,847	3
Fidelity Asset Manager 50%	859,605	31
Fidelity Asset Manager 60%	15,868	3
Fidelity Asset Manager 70%	491,261	18
Fidelity Asset Manager 85%	150,028	1

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2010	2009
Fidelity Asset Manager 20%
From net investment income
Class A	$ 475,459	$ 437,282
Class T	190,636	183,229
Class B	31,286	54,423
Class C	123,802	126,202
Asset Manager 20%	53,054,555	70,916,093
Institutional Class	69,084	75,972
Total	$ 53,944,822	$ 71,793,201
From net realized gain
Class A	$ 11,003	$ -
Class T	4,680	-
Class B	1,342	-
Class C	4,617	-
Asset Manager 20%	1,040,320	-
Institutional Class	1,182	-
Total	$ 1,063,144	$ -
Fidelity Asset Manager 30%
From net investment income
Class A	$ 105,939	$ 52,355
Class T	69,241	32,661
Class B	11,715	11,038
Class C	40,459	34,391
Asset Manager 30%	1,732,423	1,021,321
Institutional Class	19,380	14,120
Total	$ 1,979,157	$ 1,165,886
From net realized gain
Class A	$ 23,619	$ -
Class T	12,739	-
Class B	4,604	-
Class C	14,101	-
Asset Manager 30%	355,511	-
Institutional Class	3,803	-
Total	$ 414,377	$ -

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended September 30,	2010	2009
Fidelity Asset Manager 40%
From net investment income
Class A	$ 68,525	$ 72,060
Class T	30,736	39,765
Class B	10,251	20,040
Class C	16,142	21,439
Asset Manager 40%	1,020,274	425,812
Institutional Class	18,025	29,546
Total	$ 1,163,953	$ 608,662
From net realized gain
Class A	$ 12,119	$ -
Class T	6,626	-
Class B	3,795	-
Class C	5,380	-
Asset Manager 40%	154,380	-
Institutional Class	2,858	-
Total	$ 185,158	$ -
Fidelity Asset Manager 50%
From net investment income
Class A	$ 555,656	$ 397,973
Class T	194,817	166,065
Class B	37,330	46,365
Class C	109,897	113,113
Asset Manager 50%	117,879,331	177,932,255
Institutional Class	65,561	38,741
Total	$ 118,842,592	$ 178,694,512
From net realized gain
Class A	$ -	$ 8,976
Class T	-	4,405
Class B	-	1,523
Class C	-	3,756
Asset Manager 50%	-	4,641,464
Institutional Class	-	794
Total	$ -	$ 4,660,918
Fidelity Asset Manager 60%
From net investment income
Class A	$ 77,496	$ 47,042
Class T	32,293	27,701
Class B	7,178	7,436
Class C	17,988	11,096
Asset Manager 60%	778,488	284,188
Institutional Class	15,127	10,417
Total	$ 928,570	$ 387,880
From net realized gain
Class A	$ 18,234	$ -
Class T	9,498	-
Class B	3,988	-
Class C	7,195	-
Asset Manager 60%	158,875	-
Institutional Class	3,087	-
Total	$ 200,877	$ -

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2010	2009
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,226,342	$ 1,931,219
Class T	502,886	1,065,951
Class B	100,145	447,034
Class C	299,307	727,522
Asset Manager 70%	36,045,406	49,684,258
Institutional Class	305,152	583,810
Total	$ 38,479,238	$ 54,439,794
From net realized gain
Class A	$ 58,090	$ -
Class T	29,200	-
Class B	11,267	-
Class C	24,268	-
Asset Manager 70%	1,422,844	-
Institutional Class	12,894	-
Total	$ 1,558,563	$ -
Fidelity Asset Manager 85%
From net investment income
Class A	$ 256,905	$ 236,401
Class T	40,431	60,047
Class B	8,273	22,565
Class C	29,342	40,556
Asset Manager 85%	5,859,302	7,078,878
Institutional Class	34,421	16,915
Total	$ 6,228,674	$ 7,455,362
From net realized gain
Class A	$ 36,067	$ -
Class T	7,677	-
Class B	4,432	-
Class C	10,735	-
Asset Manager 85%	732,414	-
Institutional Class	3,769	-
Total	$ 795,094	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Fidelity Asset Manager 20%
Class A
Shares sold	1,367,399	1,881,552	$ 16,545,993	$ 20,262,428
Reinvestment of distributions	38,433	36,721	463,570	395,323
Shares redeemed	(988,893)	(551,418)	(11,988,031)	(5,902,669)
Net increase (decrease)	416,939	1,366,855	$ 5,021,532	$ 14,755,082
Class T
Shares sold	634,304	556,534	$ 7,654,118	$ 5,957,883
Reinvestment of distributions	14,578	15,725	175,697	167,994
Shares redeemed	(241,304)	(154,805)	(2,918,698)	(1,648,787)
Net increase (decrease)	407,578	417,454	$ 4,911,117	$ 4,477,090
Class B
Shares sold	150,755	172,271	$ 1,815,797	$ 1,835,013
Reinvestment of distributions	2,232	4,084	26,851	43,418
Shares redeemed	(86,323)	(120,458)	(1,047,878)	(1,269,080)
Net increase (decrease)	66,664	55,897	$ 794,770	$ 609,351

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Class C
Shares sold	707,792	590,588	$ 8,509,802	$ 6,323,524
Reinvestment of distributions	8,699	8,209	104,701	87,576
Shares redeemed	(239,520)	(141,658)	(2,885,264)	(1,492,459)
Net increase (decrease)	476,971	457,139	$ 5,729,239	$ 4,918,641
Asset Manager 20%
Shares sold	89,853,862	58,768,202	$ 1,090,949,570	$ 637,513,025
Reinvestment of distributions	4,305,872	6,354,880	52,019,005	67,864,384
Shares redeemed	(45,372,516)	(69,477,950)	(550,784,654)	(731,982,311)
Net increase (decrease)	48,787,218	(4,354,868)	$ 592,183,921	$ (26,604,902)
Institutional Class
Shares sold	185,035	137,005	$ 2,260,347	$ 1,434,782
Reinvestment of distributions	4,900	6,581	59,203	70,199
Shares redeemed	(41,041)	(66,987)	(497,978)	(711,929)
Net increase (decrease)	148,894	76,599	$ 1,821,572	$ 793,052
Fidelity Asset Manager 30%
Class A
Shares sold	481,437	414,025	$ 4,474,112	$ 3,417,018
Reinvestment of distributions	12,728	5,517	117,278	44,542
Shares redeemed	(194,516)	(76,929)	(1,817,919)	(581,256)
Net increase (decrease)	299,649	342,613	$ 2,773,471	$ 2,880,304
Class T
Shares sold	473,652	161,111	$ 4,403,570	$ 1,317,197
Reinvestment of distributions	6,299	4,011	57,955	32,253
Shares redeemed	(120,471)	(47,688)	(1,126,266)	(365,440)
Net increase (decrease)	359,480	117,434	$ 3,335,259	$ 984,010
Class B
Shares sold	71,130	79,409	$ 658,742	$ 635,086
Reinvestment of distributions	1,674	1,314	15,388	10,518
Shares redeemed	(19,903)	(50,703)	(184,038)	(394,045)
Net increase (decrease)	52,901	30,020	$ 490,092	$ 251,559
Class C
Shares sold	302,815	174,653	$ 2,799,313	$ 1,440,050
Reinvestment of distributions	5,167	4,010	47,447	32,219
Shares redeemed	(87,963)	(74,546)	(812,117)	(607,066)
Net increase (decrease)	220,019	104,117	$ 2,034,643	$ 865,203
Asset Manager 30%
Shares sold	7,460,776	6,904,812	$ 69,439,946	$ 55,910,068
Reinvestment of distributions	222,139	123,690	2,047,681	996,564
Shares redeemed	(3,146,665)	(3,262,135)	(29,237,305)	(25,731,823)
Net increase (decrease)	4,536,250	3,766,367	$ 42,250,322	$ 31,174,809
Institutional Class
Shares sold	46,009	85,817	$ 428,927	$ 690,781
Reinvestment of distributions	2,159	1,745	19,894	13,913
Shares redeemed	(12,736)	(26,231)	(118,003)	(202,728)
Net increase (decrease)	35,432	61,331	$ 330,818	$ 501,966
Fidelity Asset Manager 40%
Class A
Shares sold	685,528	949,479	$ 6,145,461	$ 6,910,670
Reinvestment of distributions	8,721	9,317	77,631	69,821
Shares redeemed	(359,739)	(867,182)	(3,238,124)	(6,423,492)
Net increase (decrease)	334,510	91,614	$ 2,984,968	$ 556,999
Class T
Shares sold	126,436	151,870	$ 1,154,388	$ 1,163,455
Reinvestment of distributions	3,765	5,024	33,340	38,279
Shares redeemed	(53,808)	(137,056)	(480,791)	(1,041,565)
Net increase (decrease)	76,393	19,838	$ 706,937	$ 160,169

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Class B
Shares sold	53,050	75,414	$ 481,946	$ 591,777
Reinvestment of distributions	1,544	2,558	13,592	19,564
Shares redeemed	(84,907)	(97,756)	(764,684)	(742,267)
Net increase (decrease)	(30,313)	(19,784)	$ (269,146)	$ (130,926)
Class C
Shares sold	176,368	99,725	$ 1,595,392	$ 770,448
Reinvestment of distributions	2,348	2,748	20,782	20,997
Shares redeemed	(113,922)	(99,318)	(1,024,426)	(755,114)
Net increase (decrease)	64,794	3,155	$ 591,748	$ 36,331
Asset Manager 40%
Shares sold	5,951,044	3,849,199	$ 54,037,260	$ 29,825,562
Reinvestment of distributions	128,632	55,087	1,146,456	419,676
Shares redeemed	(1,990,425)	(1,075,285)	(18,032,627)	(8,018,930)
Net increase (decrease)	4,089,251	2,829,001	$ 37,151,089	$ 22,226,308
Institutional Class
Shares sold	43,724	13,481	$ 396,689	$ 108,903
Reinvestment of distributions	2,073	3,839	18,388	29,314
Shares redeemed	(58,636)	(70,040)	(529,624)	(528,051)
Net increase (decrease)	(12,839)	(52,720)	$ (114,547)	$ (389,834)
Fidelity Asset Manager 50%
Class A
Shares sold	1,768,497	1,405,280	$ 24,843,354	$ 16,539,899
Reinvestment of distributions	39,139	33,431	538,102	384,422
Shares redeemed	(634,941)	(364,826)	(8,848,722)	(4,155,231)
Net increase (decrease)	1,172,695	1,073,885	$ 16,532,734	$ 12,769,090
Class T
Shares sold	654,048	545,417	$ 9,197,213	$ 6,332,321
Reinvestment of distributions	11,943	13,658	163,485	157,088
Shares redeemed	(293,305)	(169,205)	(4,053,154)	(1,916,167)
Net increase (decrease)	372,686	389,870	$ 5,307,544	$ 4,573,242
Class B
Shares sold	140,996	180,306	$ 1,961,869	$ 2,100,830
Reinvestment of distributions	2,176	3,715	29,634	42,668
Shares redeemed	(71,158)	(85,486)	(992,074)	(956,143)
Net increase (decrease)	72,014	98,535	$ 999,429	$ 1,187,355
Class C
Shares sold	514,603	485,121	$ 7,167,376	$ 5,631,940
Reinvestment of distributions	5,349	6,698	73,042	76,866
Shares redeemed	(205,830)	(159,202)	(2,870,242)	(1,747,618)
Net increase (decrease)	314,122	332,617	$ 4,370,176	$ 3,961,188
Asset Manager 50%
Shares sold	39,143,638	32,974,289	$ 547,613,737	$ 383,017,644
Reinvestment of distributions	8,294,224	15,343,644	113,952,368	176,555,039
Shares redeemed	(62,411,690)	(89,247,824)	(871,172,919)	(998,197,300)
Net increase (decrease)	(14,973,828)	(40,929,891)	$ (209,606,814)	$ (438,624,617)
Institutional Class
Shares sold	222,454	160,648	$ 3,106,030	$ 1,795,413
Reinvestment of distributions	4,425	3,452	61,031	39,144
Shares redeemed	(55,339)	(20,390)	(764,414)	(236,895)
Net increase (decrease)	171,540	143,710	$ 2,402,647	$ 1,597,662

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Fidelity Asset Manager 60%
Class A
Shares sold	2,141,689	626,963	$ 18,693,310	$ 4,408,112
Reinvestment of distributions	10,621	7,097	90,700	46,058
Shares redeemed	(619,019)	(310,140)	(5,333,003)	(2,115,814)
Net increase (decrease)	1,533,291	323,920	$ 13,451,007	$ 2,338,356
Class T
Shares sold	311,692	416,315	$ 2,738,228	$ 2,870,184
Reinvestment of distributions	4,505	3,579	38,385	23,192
Shares redeemed	(78,586)	(152,802)	(687,458)	(1,011,101)
Net increase (decrease)	237,611	267,092	$ 2,089,155	$ 1,882,275
Class B
Shares sold	106,824	142,861	$ 926,842	$ 1,024,160
Reinvestment of distributions	1,168	1,109	9,963	7,209
Shares redeemed	(72,845)	(97,132)	(631,010)	(678,465)
Net increase (decrease)	35,147	46,838	$ 305,795	$ 352,904
Class C
Shares sold	338,644	185,591	$ 2,936,397	$ 1,330,330
Reinvestment of distributions	2,900	1,710	24,677	11,096
Shares redeemed	(119,896)	(149,285)	(1,035,525)	(992,160)
Net increase (decrease)	221,648	38,016	$ 1,925,549	$ 349,266
Asset Manager 60%
Shares sold	7,782,273	6,524,913	$ 68,206,585	$ 46,957,848
Reinvestment of distributions	106,708	42,505	912,356	275,857
Shares redeemed	(3,614,653)	(3,253,446)	(31,454,344)	(22,687,629)
Net increase (decrease)	4,274,328	3,313,972	$ 37,664,597	$ 24,546,076
Institutional Class
Shares sold	314,085	54,932	$ 2,733,458	$ 380,285
Reinvestment of distributions	2,063	1,605	17,638	10,417
Shares redeemed	(66,069)	(55,951)	(571,142)	(394,752)
Net increase (decrease)	250,079	586	$ 2,179,954	$ (4,050)
Fidelity Asset Manager 70%
Class A
Shares sold	2,439,457	2,173,509	$ 35,293,218	$ 24,367,312
Reinvestment of distributions	86,409	173,733	1,220,957	1,832,882
Shares redeemed	(1,605,541)	(2,500,085)	(23,055,336)	(28,216,639)
Net increase (decrease)	920,325	(152,843)	$ 13,458,839	$ (2,016,445)
Class T
Shares sold	356,464	558,875	$ 5,148,505	$ 6,345,694
Reinvestment of distributions	36,625	97,734	517,509	1,031,095
Shares redeemed	(759,609)	(1,157,915)	(10,971,045)	(12,984,993)
Net increase (decrease)	(366,520)	(501,306)	$ (5,305,031)	$ (5,608,204)
Class B
Shares sold	120,139	175,683	$ 1,720,713	$ 1,996,401
Reinvestment of distributions	7,309	39,046	103,353	411,939
Shares redeemed	(485,446)	(614,001)	(6,998,049)	(6,696,000)
Net increase (decrease)	(357,998)	(399,272)	$ (5,173,983)	$ (4,287,660)
Class C
Shares sold	670,000	421,289	$ 9,564,163	$ 4,898,274
Reinvestment of distributions	20,374	60,708	287,474	640,464
Shares redeemed	(885,534)	(756,167)	(12,736,288)	(8,424,208)
Net increase (decrease)	(195,160)	(274,170)	$ (2,884,651)	$ (2,885,470)
Asset Manager 70%
Shares sold	18,494,614	15,475,772	$ 267,814,520	$ 179,846,118
Reinvestment of distributions	2,604,232	4,628,030	36,823,839	48,825,720
Shares redeemed	(25,377,580)	(28,165,016)	(366,190,757)	(314,686,965)
Net increase (decrease)	(4,278,734)	(8,061,214)	$ (61,552,398)	$ (86,015,127)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Institutional Class
Shares sold	845,988	711,407	$ 12,203,214	$ 8,732,520
Reinvestment of distributions	17,837	55,050	252,400	580,778
Shares redeemed	(1,319,297)	(501,161)	(18,973,707)	(5,787,688)
Net increase (decrease)	(455,472)	265,296	$ (6,518,093)	$ 3,525,610
Fidelity Asset Manager 85%
Class A
Shares sold	2,360,902	1,227,157	$ 27,368,627	$ 11,123,956
Reinvestment of distributions	25,229	27,818	287,611	230,607
Shares redeemed	(675,334)	(419,528)	(7,837,431)	(3,964,719)
Net increase (decrease)	1,710,797	835,447	$ 19,818,807	$ 7,389,844
Class T
Shares sold	262,627	219,201	$ 3,032,066	$ 1,968,756
Reinvestment of distributions	3,776	6,419	42,970	53,147
Shares redeemed	(172,272)	(107,692)	(1,955,847)	(922,904)
Net increase (decrease)	94,131	117,928	$ 1,119,189	$ 1,098,999
Class B
Shares sold	107,436	128,701	$ 1,234,004	$ 1,146,718
Reinvestment of distributions	1,064	2,567	12,100	21,255
Shares redeemed	(76,663)	(75,871)	(883,795)	(628,100)
Net increase (decrease)	31,837	55,397	$ 362,309	$ 539,873
Class C
Shares sold	401,874	396,579	$ 4,614,595	$ 3,589,931
Reinvestment of distributions	3,150	3,717	35,722	30,743
Shares redeemed	(230,999)	(215,928)	(2,661,103)	(1,937,775)
Net increase (decrease)	174,025	184,368	$ 1,989,214	$ 1,682,899
Asset Manager 85%
Shares sold	16,027,071	16,408,620	$ 187,799,889	$ 153,803,706
Reinvestment of distributions	559,712	831,961	6,408,708	6,921,914
Shares redeemed	(15,512,827)	(10,231,882)	(180,949,818)	(90,681,889)
Net increase (decrease)	1,073,956	7,008,699	$ 13,258,779	$ 70,043,731
Institutional Class
Shares sold	462,839	106,499	$ 5,408,316	$ 906,473
Reinvestment of distributions	3,239	1,865	37,020	15,502
Shares redeemed	(85,209)	(38,520)	(988,859)	(327,053)
Net increase (decrease)	380,869	69,844	$ 4,456,477	$ 594,922

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% (funds of Fidelity Charles Street Trust)at September 30, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Charles Street Trust and Fidelity Charles Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2010

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians, brokers and transfer agents; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% as of September 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 30%	$ 597,915
Asset Manager 40%	$ 319,496
Asset Manager 60%	$ 41,289

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	13.25%
Asset Manager 30%	12.88%
Asset Manager 40%	11.63%
Asset Manager 50%	9.99%
Asset Manager 60%	8.77%
Asset Manager 70%	6.45%
Asset Manager 85%	2.45%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2010 to September 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$ 36,184,363
Asset Manager 30%	$ 1,345,167
Asset Manager 40%	$ 630,846
Asset Manager 50%	$ 56,767,253

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Retail Class
Asset Manager 20%
October 2009	3%
November 2009	7%
December 2009	7%
January 2010	0%
February 2010	9%
March 2010	9%
April 2010	9%
May 2010	9%
June 2010	9%
July 2010	9%
August 2010	9%
September 2010	9%

Retail Class
Asset Manager 30%
December 2009	6%
February 2010	13%
March 2010	13%
April 2010	13%
May 2010	13%
June 2010	13%
July 2010	13%
August 2010	13%
September 2010	13%

Retail Class
Asset Manager 40%
April 2010	25%
July 2010	26%

Retail Class
Asset Manager 50%
October 2009	2%
December 2009	21%
April 2010	30%
July 2010	30%

Retail Class
Asset Manager 60%
December 2009	24%

Retail Class
Asset Manager 70%
December 2009	38%

Retail Class
Asset Manager 85%
December 2009	55%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Asset Manager 20%
October 2009	4%
November 2009	10%
December 2009	10%
January 2010	0%
February 2010	17%
March 2010	17%
April 2010	17%
May 2010	17%
June 2010	17%
July 2010	17%
August 2010	17%
September 2010	17%

Retail Class
Asset Manager 30%
December 2009	9%
February 2010	26%
March 2010	26%
April 2010	26%
May 2010	26%
June 2010	26%
July 2010	26%
August 2010	26%
September 2010	26%

Retail Class
Asset Manager 40%
April 2010	52%
July 2010	53%

Retail Class
Asset Manager 50%
October 2009	3%
December 2009	28%
April 2010	58%
July 2010	58%

Retail Class
Asset Manager 60%
December 2009	34%

Retail Class
Asset Manager 70%
December 2009	52%

Retail Class
Asset Manager 85%
December 2009	79%

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods, as available, against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For each of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, and Fidelity Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one- or three-year performance, as applicable), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 30%, because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of Institutional Class (Class I) and Class B of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For each of Fidelity Asset Manager 40% and Fidelity Asset Manager 60%, because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of the retail class and Class B of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the period shown. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 24% would mean that 76% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each class of Fidelity Asset Manager 20% ranked below its competitive median for 2009.

The Board noted that the total expenses of each class of Fidelity Asset Manager 30% ranked below its competitive median for 2009.

The Board noted that the total expenses of each class of Fidelity Asset Manager 40% ranked below its competitive median for 2009.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 50% ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 85% ranked below its competitive median for 2009 and the total expenses of each of Class T and Class B ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board also considered that the total expenses of Class B were above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

AR-UANNPRO-1110
1.878276.102

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Annual Report

September 30, 2010

Each Class A, Class T, Class B and Class C are
classes of Fidelity Asset Manager® Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Prospectus	P-1

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Asset Manager 20% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	2.03%	3.06%	3.99%
Class T (incl. 3.50% sales charge) B	4.22%	3.34%	4.14%
Class B (incl. contingent deferred sales charge) C	2.34%	3.28%	4.28%
Class C (incl. contingent deferred sales charge) D	6.40%	3.65%	4.29%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past 5 years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past 5 years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Class A on September 30, 2000, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

Fidelity Advisor Asset Manager 20% - CL A
Barclays Capital U.S. Aggregate Bond Index
19,000
18,000
16,000
14,000
12,000
10,000
$ 9,100
$18,616
$14,795
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 30% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	3.10%	-0.69%
Class T (incl. 3.50% sales charge)	5.33%	-0.16%
Class B (incl. contingent deferred sales charge) B	3.62%	-0.41%
Class C (incl. contingent deferred sales charge) C	7.63%	0.52%

A From October 9, 2007.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Asset Manager 30% - CL A
Barclays Capital U.S. Aggregate Bond Index
13,000
12,000
11,000
10,000
9,000
8,000
$7,100
$12,403
$9,795
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 40% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	3.64%	-1.81%
Class T (incl. 3.50% sales charge)	5.85%	-1.27%
Class B (incl. contingent deferred sales charge) B	4.20%	-1.55%
Class C (incl. contingent deferred sales charge) C	8.07%	-0.59%

A From October 9, 2007.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Asset Manager 40% - CL A
Barclays Capital U.S. Aggregate Bond Index
13,000
12,000
11,000
10,000
9,000
8,000
7,000
$ 6,600
$12,403
$9,472
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 50% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	4.17%	2.33%	1.80%
Class T (incl. 3.50% sales charge) B	6.38%	2.61%	1.94%
Class B (incl. contingent deferred sales charge) C	4.60%	2.56%	2.08%
Class C (incl. contingent deferred sales charge) D	8.68%	2.91%	2.09%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Class A on September 30, 2000, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

Fidelity Advisor Asset Manager 50% - CL A
S&P 500 Index
12,500
11,000
10,000
9,000
8,000
7,000
$ 5,800
$11,955
$9,577
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 60% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	4.26%	-3.67%
Class T (incl. 3.50% sales charge)	6.46%	-3.17%
Class B (incl. contingent deferred sales charge) B	4.68%	-3.47%
Class C (incl. contingent deferred sales charge) C	8.62%	-2.50%

A From October 9, 2007.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Asset Manager 60% - CL A
S&P 500 Index
10,000
9,000
8,000
7,000
6,000
$ 4,800
$8,947
$7,801
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 70% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	4.49%	1.43%	0.41%
Class T (incl. 3.50% sales charge) B	6.74%	1.81%	0.59%
Class B (incl. contingent deferred sales charge)C	5.00%	1.95%	0.84%
Class C (incl. contingent deferred sales charge) D	9.09%	2.34%	0.85%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 23, 2008 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 23, 2008 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to September 23, 2008 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to September 23, 2008 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Class A on September 30, 2000, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Class A took place on September 23, 2008. See above for additional information regarding the performance of Class A.

Fidelity Advisor Asset Manager 70% - CL A
S&P 500 Index
12,500
11,000
10,000
9,000
8,000
7,000
$ 5,800
$10,415
$9,577
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 85% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	4.21%	1.13%	-1.16%
Class T (incl. 3.50% sales charge) B	6.47%	1.41%	-1.03%
Class B (incl. contingent deferred sales charge) C	4.70%	1.33%	-0.88%
Class C (incl. contingent deferred sales charge) D	8.75%	1.72%	-0.88%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Class A on September 30, 2000, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

Fidelity Advisor Asset Manager 85% - CL A
S&P 500 Index
12,500
10,000
9,000
8,000
7,000
6,000
5,000
$ 4,500
$9,577
$8,897
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%. In the fixed-income arena, high-yield investments were the best performers amid equity market volatility and investors' thirst for yield. The BofA Merrill Lynch US High Yield Constrained IndexSM gained 18.38%, while investment-grade bonds, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 8.16%. Safer-haven short-term assets generated very little return, adding only 0.14%, as measured by the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: All share classes of the seven Advisor Asset Manager funds solidly outperformed their Composite benchmarks for the year ending September 30, 2010. Favorable asset allocation and solid security selection fueled the funds' strong relative returns. In terms of asset allocation strategy, I generally underweighted investment-grade bonds and cash in favor of out-of-benchmark allocations to high-yield bonds and, to a lesser extent, floating-rate bank-loan securities. Second, I underweighted developed-markets international equities in favor of emerging-markets equities, also not in the benchmarks. This positioning worked well because high-yield bonds outperformed investment-grade bonds and cash by substantial margins, and emerging-markets stocks dramatically outpaced their foreign developed-markets counterparts. Slightly overweighting domestic equities also marginally added to returns. As for security selection, good picks in the investment-grade bond central fund generally added the most value, followed by productive U.S. stock picking. Sizable investments in corporate bonds - particularly those issued by financial institutions - and commercial mortgage-backed securities were instrumental in helping the high-grade bond central fund beat its index. Meanwhile, successful stock choices in the underlying technology, industrials, health care and consumer discretionary central funds propelled the domestic equity portfolio past its benchmark, although holdings in financials and energy dampened results. Positive security selection in developed-markets international equities also meaningfully added to relative performance. There were no notable detractors during the period, although a small stake in the commodities index central fund generally nicked returns.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: The Institutional Class shares of all seven Advisor Asset Manager funds solidly outperformed their Composite benchmarks for the year ending September 30, 2010. Favorable asset allocation and solid security selection fueled the funds' strong relative returns. In terms of asset allocation strategy, I generally underweighted investment-grade bonds and cash in favor of out-of-benchmark allocations to high-yield bonds and, to a lesser extent, floating-rate bank-loan securities. Second, I underweighted developed-markets international equities in favor of emerging-markets equities, also not in the benchmarks. This positioning worked well because high-yield bonds outperformed investment-grade bonds and cash by substantial margins, and emerging-markets stocks dramatically outpaced their foreign developed-markets counterparts. Slightly overweighting domestic equities also marginally added to returns. As for security selection, good picks in the investment-grade bond central fund generally added the most value, followed by productive U.S. stock picking. Sizable investments in corporate bonds - particularly those issued by financial institutions - and commercial mortgage-backed securities were instrumental in helping the high-grade bond central fund beat its index. Meanwhile, successful stock choices in the underlying technology, industrials, health care and consumer discretionary central funds propelled the domestic equity portfolio past its benchmark, although holdings in financials and energy dampened results. Positive security selection in developed-markets international equities also meaningfully added to relative performance. There were no notable detractors during the period, although a small stake in the commodities index central fund generally nicked returns.

It's important to point out that during the period we increased each Composite benchmark's international equity weighting to 30% of the total equity allocation for each fund. For example, the international equity target in Asset Manager 50% is now 15%, or 30% of the total 50% equity allocation. This change also made it possible for all of the funds to have a foreign equity target allocation, whereas previously Asset Manager 20% and 30% did not have a foreign stock component in their benchmarks. Essentially, we raised the international equity targets to give investors greater exposure to an increasingly globalized marketplace.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Fidelity Asset Manager 20%
Class A	.84%
Actual		$ 1,000.00	$ 1,036.10	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26
Class T	1.09%
Actual		$ 1,000.00	$ 1,034.80	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.52
Class B	1.65%
Actual		$ 1,000.00	$ 1,032.10	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.61%
Actual		$ 1,000.00	$ 1,032.30	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Asset Manager 20%	.56%
Actual		$ 1,000.00	$ 1,037.50	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,037.50	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.21	$ 2.89
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,038.30	$ 4.60
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,035.90	$ 5.87
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,034.50	$ 8.42
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,033.40	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 1,038.50	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,038.50	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,034.10	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,032.90	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,029.80	$ 8.40
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,029.50	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 1,034.80	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,034.80	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Fidelity Asset Manager 50%
Class A	.99%
Actual		$ 1,000.00	$ 1,032.10	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.10	$ 5.01
Class T	1.22%
Actual		$ 1,000.00	$ 1,030.80	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17
Class B	1.78%
Actual		$ 1,000.00	$ 1,028.00	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,016.14	$ 9.00
Class C	1.74%
Actual		$ 1,000.00	$ 1,027.80	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.80
Asset Manager 50%	.71%
Actual		$ 1,000.00	$ 1,033.10	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.51	$ 3.60
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,034.00	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.41	$ 3.70
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,025.70	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.35%
Actual		$ 1,000.00	$ 1,024.60	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.85%
Actual		$ 1,000.00	$ 1,021.30	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.85%
Actual		$ 1,000.00	$ 1,021.30	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 1,027.90	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,027.90	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Fidelity Asset Manager 70%
Class A	1.12%
Actual		$ 1,000.00	$ 1,022.80	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.67
Class T	1.38%
Actual		$ 1,000.00	$ 1,021.50	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.98
Class B	1.91%
Actual		$ 1,000.00	$ 1,018.80	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.49	$ 9.65
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Class C	1.84%
Actual		$ 1,000.00	$ 1,018.90	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 70%	.80%
Actual		$ 1,000.00	$ 1,024.10	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,021.06	$ 4.05
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,024.10	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26
Fidelity Asset Manager 85%
Class A	1.12%
Actual		$ 1,000.00	$ 1,010.70	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.67
Class T	1.36%
Actual		$ 1,000.00	$ 1,009.90	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.88
Class B	1.93%
Actual		$ 1,000.00	$ 1,006.60	$ 9.71
HypotheticalA		$ 1,000.00	$ 1,015.39	$ 9.75
Class C	1.87%
Actual		$ 1,000.00	$ 1,007.50	$ 9.41
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.45
Asset Manager 85%	.86%
Actual		$ 1,000.00	$ 1,012.30	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.36
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,013.20	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to ..12%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.2	16.7
Fannie Mae	11.6	12.5
Ginnie Mae	1.5	1.3
Freddie Mac	1.4	1.9
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.2
	32.1
Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 31.9%	U.S. Government and U.S. Government Agency Obligations 32.6%
AAA,AA,A 8.4%	AAA,AA,A 10.3%
BBB 7.2%	BBB 8.0%
BB and Below 7.6%	BB and Below 5.8%
Not Rated 1.3%	Not Rated 0.6%
Equities 21.9%	Equities 20.6%
Short-Term Investments and Net Other Assets 21.7%	Short-Term Investments and Net Other Assets 22.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.3
Exxon Mobil Corp.	0.3	0.0
General Electric Co.	0.2	0.2
Google, Inc. Class A	0.2	0.2
Visa, Inc. Class A	0.2	0.0
	1.3
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures* 21.9%	Stock Class and Equity Futures** 21.4%
Bond Class 54.0%	Bond Class 53.8%
Short-Term Class 24.1%	Short-Term Class 24.8%
* Includes Commodities & Related Investments of 1.1%	** Includes Commodities & Related Investments of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.8
Fidelity Financials Central Fund	2.6
Fidelity Information Technology Central Fund	2.5
Fidelity Health Care Central Fund	1.6
Fidelity Industrials Central Fund	1.6
Fidelity Consumer Discretionary Central Fund	1.5
Fidelity Energy Central Fund	1.4
Fidelity Consumer Staples Central Fund	1.4
Fidelity Emerging Markets Equity Central Fund	1.2
Fidelity Commodity Strategy Central Fund	1.1
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	21.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	47.4
Total Fixed-Income Central Funds	54.4
Money Market Central Funds	24.4
Other Short-Term Investments	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 10.5% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 21.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,212,840	$ 35,084,213
Fidelity Consumer Discretionary Central Fund (c)	401,557	45,560,668
Fidelity Consumer Staples Central Fund (c)	350,396	43,988,692
Fidelity Emerging Markets Equity Central Fund (c)	175,755	35,966,470
Fidelity Energy Central Fund (c)	446,218	44,327,258
Fidelity Financials Central Fund (c)	1,480,862	82,498,800
Fidelity Health Care Central Fund (c)	455,434	51,145,285
Fidelity Industrials Central Fund (c)	401,412	49,634,644
Fidelity Information Technology Central Fund (c)	501,709	76,871,824
Fidelity International Equity Central Fund (c)	2,266,547	150,090,745
Fidelity Materials Central Fund (c)	120,086	16,958,529
Fidelity Telecom Services Central Fund (c)	111,669	13,038,484
Fidelity Utilities Central Fund (c)	169,620	16,478,538
TOTAL EQUITY CENTRAL FUNDS (Cost $644,665,285)		661,644,150
Fixed-Income Central Funds - 54.4%

High Yield Fixed-Income Funds - 7.0%
Fidelity Floating Rate Central Fund (c)	1,006,881	97,415,747
Fidelity High Income Central Fund 1 (c)	1,268,866	121,836,478
TOTAL HIGH YIELD FIXED-INCOME FUNDS		219,252,225

Investment Grade Fixed-Income Funds - 47.4%
Fidelity Tactical Income Central Fund (c)	14,652,063	1,487,037,888
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,630,201,404)		1,706,290,113
Money Market Central Funds - 24.4%

Fidelity Cash Central Fund, 0.25% (a)	138,308,882	138,308,882
Fidelity Money Market Central Fund, 0.43% (a)	625,776,734	625,776,734
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $764,085,616)		764,085,616
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 11/4/10 (b) (Cost $4,399,482)	$ 4,400,000	$ 4,399,438
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,043,351,787)	3,136,419,317
NET OTHER ASSETS (LIABILITIES) - 0.0%	(521,436)
NET ASSETS - 100%	$ 3,135,897,881
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
114 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 8,872,620	$ 314,361
368 CME E-mini S&P 500 Index Contracts	Dec. 2010	20,915,280	585,488
TOTAL EQUITY INDEX CONTRACTS		$ 29,787,900	$ 899,849

The face value of futures purchased as a percentage of net assets is 1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,999,617.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,550
Fidelity Commodity Strategy Central Fund	36,994
Fidelity Consumer Discretionary Central Fund	488,091
Fidelity Consumer Staples Central Fund	982,839
Fidelity Emerging Markets Equity Central Fund	338,199
Fidelity Energy Central Fund	503,271
Fidelity Financials Central Fund	592,794
Fidelity Floating Rate Central Fund	1,787,384
Fidelity Health Care Central Fund	388,287
Fidelity High Income Central Fund 1	8,272,315
Fidelity Industrials Central Fund	612,188
Fidelity Information Technology Central Fund	298,173
Fidelity International Equity Central Fund	2,984,534
Fidelity Materials Central Fund	523,401
Fidelity Money Market Central Fund	2,333,653
Fidelity Tactical Income Central Fund	51,139,294
Fidelity Telecom Services Central Fund	378,638
Fidelity Utilities Central Fund	501,115
Total	$ 72,344,720
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 33,374,838	$ 278,797	$ 35,084,213	$ 23.3%
Fidelity Consumer Discretionary Central Fund	44,675,351	6,689,762	14,377,921	45,560,668	7.5%
Fidelity Consumer Staples Central Fund	45,057,822	7,242,446	12,029,355	43,988,692	7.1%
Fidelity Emerging Markets Equity Central Fund	-	31,691,482	230,694	35,966,470	9.1%
Fidelity Energy Central Fund	54,207,979	7,441,028	16,833,450	44,327,258	7.2%
Fidelity Financials Central Fund	73,751,990	30,392,508	18,741,320	82,498,800	7.9%
Fidelity Floating Rate Central Fund	26,813,071	67,662,164	107,446	97,415,747	3.5%
Fidelity Health Care Central Fund	61,659,926	7,903,624	23,538,717	51,145,285	7.3%
Fidelity High Income Central Fund 1	92,773,272	20,780,566	333,382	121,836,478	20.3%
Fidelity Industrials Central Fund	52,695,777	7,280,372	18,801,591	49,634,644	7.6%
Fidelity Information Technology Central Fund	89,102,247	10,386,684	38,067,258	76,871,824	7.7%
Fidelity International Equity Central Fund	26,661,977	118,731,096	1,333,793	150,090,745	8.9%
Fidelity Materials Central Fund	20,193,264	3,028,396	7,751,964	16,958,529	7.6%
Fidelity Tactical Income Central Fund	1,291,110,352	298,719,294	199,710,957	1,487,037,888	32.9%
Fidelity Telecom Services Central Fund	15,219,399	2,066,733	6,018,363	13,038,484	7.2%
Fidelity Utilities Central Fund	16,532,066	2,726,351	4,189,637	16,478,538	7.4%
Total	$ 1,910,454,493	$ 656,117,344	$ 362,344,645	$ 2,367,934,263
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 661,644,150	$ 661,644,150	$ -	$ -
Fixed-Income Central Funds	1,706,290,113	1,706,290,113	-	-
Money Market Central Funds	764,085,616	764,085,616	-	-
U.S. Treasury Obligations	4,399,438	-	4,399,438	-
Total Investments in Securities:	$ 3,136,419,317	$ 3,132,019,879	$ 4,399,438	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 899,849	$ 899,849	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 899,849	$ -
Total Value of Derivatives	$ 899,849	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.5%
United Kingdom	1.8%
Others (Individually Less Than 1%)	8.7%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $73,793,498 all of which will expire on September 30, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,399,482)	$ 4,399,438
Fidelity Central Funds (cost $3,038,952,305)	3,132,019,879
Total Investments (cost $3,043,351,787)		$ 3,136,419,317
Receivable for investments sold		927,239
Receivable for fund shares sold		3,915,668
Distributions receivable from Fidelity Central Funds		27,769
Receivable from investment adviser for expense reductions		52
Other receivables		25,695
Total assets		3,141,315,740

Liabilities
Payable for investments purchased	$ 1,338,922
Payable for fund shares redeemed	2,455,915
Accrued management fee	1,065,799
Distribution and service plan fees payable	28,932
Payable for daily variation on futures contracts	165,520
Other affiliated payables	332,390
Other payables and accrued expenses	30,381
Total liabilities		5,417,859

Net Assets		$ 3,135,897,881
Net Assets consist of:
Paid in capital		$ 3,108,018,402
Undistributed net investment income		6,083,002
Accumulated undistributed net realized gain (loss) on investments		(72,170,902)
Net unrealized appreciation (depreciation) on investments		93,967,379
Net Assets		$ 3,135,897,881

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,267,804 ÷ 2,491,523 shares)		$ 12.55

Maximum offering price per share (100/94.25 of $12.55)		$ 13.32
Class T: Net Asset Value and redemption price per share ($15,771,434 ÷ 1,258,838 shares)		$ 12.53

Maximum offering price per share (100/96.50 of $12.53)		$ 12.98
Class B: Net Asset Value and offering price per share ($3,716,883 ÷ 297,084 shares)A		$ 12.51

Class C: Net Asset Value and offering price per share ($15,727,580 ÷ 1,258,525 shares)A		$ 12.50

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($3,064,675,511 ÷ 243,875,488 shares)		$ 12.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,738,669 ÷ 377,174 shares)		$ 12.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 2,160
Income from Fidelity Central Funds		72,344,720
Total income		72,346,880

Expenses
Management fee	$ 11,421,437
Transfer agent fees	2,806,189
Distribution and service plan fees	297,418
Accounting fees and expenses	882,553
Custodian fees and expenses	5,011
Independent trustees' compensation	9,684
Registration fees	191,765
Audit	42,087
Legal	12,097
Miscellaneous	34,501
Total expenses before reductions	15,702,742
Expense reductions	(151,893)	15,550,849
Net investment income (loss)		56,796,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,048,176
Fidelity Central Funds	27,251,632
Futures contracts	2,816,682
Capital gain distributions from Fidelity Central Funds	365,721
Total net realized gain (loss)		31,482,211
Change in net unrealized appreciation (depreciation) on: Investment securities	136,455,388
Futures contracts	899,849
Total change in net unrealized appreciation (depreciation)		137,355,237
Net gain (loss)		168,837,448
Net increase (decrease) in net assets resulting from operations		$ 225,633,479

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,796,031	$ 65,126,858
Net realized gain (loss)	31,482,211	(30,879,729)
Change in net unrealized appreciation (depreciation)	137,355,237	107,713,614
Net increase (decrease) in net assets resulting from operations	225,633,479	141,960,743
Distributions to shareholders from net investment income	(53,944,822)	(71,793,201)
Distributions to shareholders from net realized gain	(1,063,144)	-
Total distributions	(55,007,966)	(71,793,201)
Share transactions - net increase (decrease)	610,462,151	(1,051,686)
Total increase (decrease) in net assets	781,087,664	69,115,856

Net Assets
Beginning of period	2,354,810,217	2,285,694,361
End of period (including undistributed net investment income of $6,083,002 and undistributed net investment income of $3,231,753, respectively)	$ 3,135,897,881	$ 2,354,810,217

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.74	.48	(1.27)	.40
Total from investment operations	.96	.81	(.88)	.88
Distributions from net investment income	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.21) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B, C, D	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.74	.48	(1.28)	.40
Total from investment operations	.93	.78	(.92)	.85
Distributions from net investment income	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.18) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B, C, D	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.74	.49	(1.27)	.38
Total from investment operations	.86	.73	(.98)	.77
Distributions from net investment income	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B, C, D	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net AssetsH
Expenses before reductions	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.74	.49	(1.26)	.38
Total from investment operations	.86	.73	(.97)	.77
Distributions from net investment income	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.12) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B, C, D	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Income from Investment Operations
Net investment income (loss) B	.25	.35	.43	.53	.46
Net realized and unrealized gain (loss)	.75	.50	(1.28)	.38	.39
Total from investment operations	1.00	.85	(.85)	.91	.85
Distributions from net investment income	(.24)	(.39)	(.45)	(.55)	(.43)
Distributions from net realized gain	(.01)	-	(.25)	(.59)	(.28)
Total distributions	(.25)	(.39)	(.70)	(1.14)	(.71)
Net asset value, end of period	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Total Return A	8.54%	7.90%	(6.90)%	7.26%	6.77%
Ratios to Average Net Assets D
Expenses before reductions	.56%	.58%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.56%	.58%	.56%	.57%	.58%
Expenses net of all reductions	.56%	.58%	.56%	.57%	.57%
Net investment income (loss)	2.08%	3.30%	3.48%	4.15%	3.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750
Portfolio turnover rate C	18%	16%	5%	6%	81% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.74	.50	(1.27)	.38
Total from investment operations	.99	.86	(.85)	.91
Distributions from net investment income	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B, C	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.55%	.56%	.56%	.59% A
Net investment income (loss)	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.4	16.7
Fannie Mae	11.8	12.5
Ginnie Mae	1.5	1.4
Freddie Mac	1.4	1.9
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.0
	32.5
Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 32.3%	U.S. Government and U.S. Government Agency Obligations 32.7%
AAA,AA,A 8.4%	AAA,AA,A 10.3%
BBB 7.2%	BBB 8.1%
BB and Below 7.6%	BB and Below 5.8%
Not Rated 1.3%	Not Rated 0.6%
Equities 31.1%	Equities 29.9%
Short-Term Investments and Net Other Assets 12.1%	Short-Term Investments and Net Other Assets 12.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.4
Exxon Mobil Corp.	0.4	0.0
General Electric Co.	0.3	0.2
Google, Inc. Class A	0.3	0.3
Visa, Inc. Class A	0.3	0.0
	1.8
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures* 31.1%	Stock Class and Equity Futures** 31.0%
Bond Class 54.4%	Bond Class 54.0%
Short-Term Class 14.5%	Short-Term Class 15.0%
* Includes Commodities & Related Investments of 0.9%	** Includes Commodities & Related Investments of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	7.7
Fidelity Financials Central Fund	4.0
Fidelity Information Technology Central Fund	3.5
Fidelity Health Care Central Fund	2.5
Fidelity Industrials Central Fund	2.3
Fidelity Energy Central Fund	2.2
Fidelity Consumer Staples Central Fund	2.2
Fidelity Consumer Discretionary Central Fund	2.2
Fidelity Emerging Markets Equity Central Fund	1.5
Fidelity Commodity Strategy Central Fund	0.9
Fidelity Utilities Central Fund	0.8
Fidelity Materials Central Fund	0.8
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	31.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	48.0
Total Fixed-Income Central Funds	54.9
Money Market Central Funds	13.9
Other Short-Term Investments	0.0*
Net Other Assets (Liabilities)	(0.0)*
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 14.5% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 31.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	113,555	$ 1,240,023
Fidelity Consumer Discretionary Central Fund (c)	24,997	2,836,215
Fidelity Consumer Staples Central Fund (c)	22,653	2,843,919
Fidelity Emerging Markets Equity Central Fund (c)	9,475	1,939,042
Fidelity Energy Central Fund (c)	29,192	2,899,956
Fidelity Financials Central Fund (c)	93,805	5,225,903
Fidelity Health Care Central Fund (c)	28,837	3,238,395
Fidelity Industrials Central Fund (c)	24,145	2,985,576
Fidelity Information Technology Central Fund (c)	29,491	4,518,643
Fidelity International Equity Central Fund (c)	150,897	9,992,395
Fidelity Materials Central Fund (c)	7,384	1,042,730
Fidelity Telecom Services Central Fund (c)	6,456	753,772
Fidelity Utilities Central Fund (c)	10,778	1,047,040
TOTAL EQUITY CENTRAL FUNDS (Cost $38,859,091)		40,563,609
Fixed-Income Central Funds - 54.9%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (c)	42,009	4,064,391
Fidelity High Income Central Fund 1 (c)	50,654	4,863,799
TOTAL HIGH YIELD FIXED-INCOME FUNDS		8,928,190

Investment Grade Fixed-Income Funds - 48.0%
Fidelity Tactical Income Central Fund (c)	613,824	62,297,007
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $66,799,368)		71,225,197
Money Market Central Funds - 13.9%

Fidelity Cash Central Fund, 0.25% (a)	8,161,126	8,161,126
Fidelity Money Market Central Fund, 0.43% (a)	9,903,586	9,903,586
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $18,064,712)		18,064,712
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 11/26/10 (b) (Cost $24,993)	$ 25,000	$ 24,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $123,748,164)	129,878,513
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41,779)
NET ASSETS - 100%	$ 129,836,734
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 170,505	$ (500)

The face value of futures purchased as a percentage of net assets is 0.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,995.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,778
Fidelity Commodity Strategy Central Fund	1,273
Fidelity Consumer Discretionary Central Fund	26,521
Fidelity Consumer Staples Central Fund	55,520
Fidelity Emerging Markets Equity Central Fund	20,579
Fidelity Energy Central Fund	29,417
Fidelity Financials Central Fund	35,119
Fidelity Floating Rate Central Fund	69,723
Fidelity Health Care Central Fund	21,448
Fidelity High Income Central Fund 1	303,257
Fidelity Industrials Central Fund	33,164
Fidelity Information Technology Central Fund	16,569
Fidelity International Equity Central Fund	175,602
Fidelity Materials Central Fund	29,319
Fidelity Money Market Central Fund	35,137
Fidelity Tactical Income Central Fund	1,848,158
Fidelity Telecom Services Central Fund	20,120
Fidelity Utilities Central Fund	27,672
Total	$ 2,761,376
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,176,607	$ 3,761	$ 1,240,023	$ 0.8%
Fidelity Consumer Discretionary Central Fund	2,153,509	941,619	706,952	2,836,215	0.5%
Fidelity Consumer Staples Central Fund	2,123,558	1,162,923	657,300	2,843,919	0.5%
Fidelity Emerging Markets Equity Central Fund	-	1,681,850	5,635	1,939,042	0.5%
Fidelity Energy Central Fund	2,396,832	1,514,838	1,021,871	2,899,956	0.5%
Fidelity Financials Central Fund	3,391,587	3,202,143	1,198,188	5,225,903	0.5%
Fidelity Floating Rate Central Fund	855,694	3,100,668	10,540	4,064,391	0.1%
Fidelity Health Care Central Fund	2,790,440	1,113,342	920,423	3,238,395	0.5%
Fidelity High Income Central Fund 1	2,726,495	1,841,392	14,041	4,863,799	0.8%
Fidelity Industrials Central Fund	2,346,736	1,013,388	811,123	2,985,576	0.5%
Fidelity Information Technology Central Fund	3,965,785	1,390,285	1,627,351	4,518,643	0.5%
Fidelity International Equity Central Fund	713,202	9,956,991	1,255,098	9,992,395	0.6%
Fidelity Materials Central Fund	822,400	398,912	260,573	1,042,730	0.5%
Fidelity Tactical Income Central Fund	37,975,333	27,842,315	7,144,147	62,297,007	1.4%
Fidelity Telecom Services Central Fund	608,687	231,848	183,674	753,772	0.4%
Fidelity Utilities Central Fund	808,087	406,695	246,822	1,047,040	0.5%
Total	$ 63,678,345	$ 56,975,816	$ 16,067,499	$ 111,788,806
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 40,563,609	$ 40,563,609	$ -	$ -
Fixed-Income Central Funds	71,225,197	71,225,197	-	-
Money Market Central Funds	18,064,712	18,064,712	-	-
U.S. Treasury Obligations	24,995	-	24,995	-
Total Investments in Securities:	$ 129,878,513	$ 129,853,518	$ 24,995	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (500)	$ (500)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (500)
Total Value of Derivatives	$ -	$ (500)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.5%
United Kingdom	2.8%
Japan	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,993)	$ 24,995
Fidelity Central Funds (cost $123,723,171)	129,853,518
Total Investments (cost $123,748,164)		$ 129,878,513
Cash		21,892
Receivable for investments sold		276,143
Receivable for fund shares sold		116,730
Distributions receivable from Fidelity Central Funds		1,544
Receivable from investment adviser for expense reductions		38,624
Other receivables		1,544
Total assets		130,334,990

Liabilities
Payable for fund shares redeemed	$ 396,079
Accrued management fee	43,316
Distribution and service plan fees payable	8,888
Payable for daily variation on futures contracts	630
Other affiliated payables	14,270
Other payables and accrued expenses	35,073
Total liabilities		498,256

Net Assets		$ 129,836,734
Net Assets consist of:
Paid in capital		$ 121,805,315
Undistributed net investment income		201,061
Accumulated undistributed net realized gain (loss) on investments		1,700,509
Net unrealized appreciation (depreciation) on investments		6,129,849
Net Assets		$ 129,836,734

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,495,031 ÷ 776,130 shares)		$ 9.66

Maximum offering price per share (100/94.25 of $9.66)		$ 10.25
Class T: Net Asset Value and redemption price per share ($5,799,770 ÷ 600,982 shares)		$ 9.65

Maximum offering price per share (100/96.50 of $9.65)		$ 10.00
Class B: Net Asset Value and offering price per share ($1,335,568 ÷ 138,470 shares)A		$ 9.65

Class C: Net Asset Value and offering price per share ($4,789,088 ÷ 497,240 shares)A		$ 9.63

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($109,249,041 ÷ 11,306,511 shares)		$ 9.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,168,236 ÷ 120,913 shares)		$ 9.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 4
Income from Fidelity Central Funds		2,761,376
Total income		2,761,380

Expenses
Management fee	$ 421,801
Transfer agent fees	103,441
Distribution and service plan fees	86,443
Accounting fees and expenses	42,033
Custodian fees and expenses	5,001
Independent trustees' compensation	342
Registration fees	84,244
Audit	48,695
Legal	328
Miscellaneous	1,358
Total expenses before reductions	793,686
Expense reductions	(56,316)	737,370
Net investment income (loss)		2,024,010
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,402
Fidelity Central Funds	2,679,368
Capital gain distributions from Fidelity Central Funds	10,625
Total net realized gain (loss)		2,731,395
Change in net unrealized appreciation (depreciation) on: Investment securities	4,522,777
Futures contracts	(500)
Total change in net unrealized appreciation (depreciation)		4,522,277
Net gain (loss)		7,253,672
Net increase (decrease) in net assets resulting from operations		$ 9,277,682

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,024,010	$ 1,179,609
Net realized gain (loss)	2,731,395	7,974
Change in net unrealized appreciation (depreciation)	4,522,277	4,625,475
Net increase (decrease) in net assets resulting from operations	9,277,682	5,813,058
Distributions to shareholders from net investment income	(1,979,157)	(1,165,886)
Distributions to shareholders from net realized gain	(414,377)	-
Total distributions	(2,393,534)	(1,165,886)
Share transactions - net increase (decrease)	51,214,605	36,657,851
Total increase (decrease) in net assets	58,098,753	41,305,023

Net Assets
Beginning of period	71,737,981	30,432,958
End of period (including undistributed net investment income of $201,061 and undistributed net investment income of $157,639, respectively)	$ 129,836,734	$ 71,737,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.22	.24
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.84	.62	(1.15)
Distributions from net investment income	(.17)	(.24)	(.19)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.90%	.90%	.98% A
Expenses net of all reductions	.89%	.89%	.98% A
Net investment income (loss)	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.20	.22
Net realized and unrealized gain (loss)	.67	.40	(1.40)
Total from investment operations	.82	.60	(1.18)
Distributions from net investment income	(.15)	(.22)	(.17)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.14%	1.14%	1.20% A
Net investment income (loss)	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16	.17
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.77	.56	(1.22)
Distributions from net investment income	(.11)	(.18)	(.13)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.15) I	(.18)	(.13)
Net asset value, end of period	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64%	1.65%	1.73% A
Net investment income (loss)	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,336	$ 773	$ 480
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16	.17
Net realized and unrealized gain (loss)	.67	.39	(1.39)
Total from investment operations	.77	.55	(1.22)
Distributions from net investment income	(.10)	(.18)	(.14)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.64%	1.70% A
Net investment income (loss)	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.24	.26
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.86	.64	(1.13)
Distributions from net investment income	(.19)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.65%	.65%	.73% A
Expenses net of all reductions	.64%	.65%	.72% A
Net investment income (loss)	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate E	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.24	.26
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.86	.64	(1.13)
Distributions from net investment income	(.19)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.65%	.65%	.75% A
Expenses net of all reductions	.64%	.65%	.75% A
Net investment income (loss)	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,168	$ 773	$ 209
Portfolio turnover rate E	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.1	14.7
Fannie Mae	10.3	11.1
Ginnie Mae	1.3	1.2
Freddie Mac	1.3	1.7
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.2
	28.4
Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 28.1%	U.S. Government and U.S. Government Agency Obligations 28.8%
AAA,AA,A 7.5%	AAA,AA,A 9.3%
BBB 6.3%	BBB 7.0%
BB and Below 7.2%	BB and Below 5.4%
Not Rated 1.2%	Not Rated 0.6%
Equities 41.3%	Equities 39.2%
Short-Term Investments and Net Other Assets 8.4%	Short-Term Investments and Net Other Assets 9.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.6
Exxon Mobil Corp.	0.6	0.0
General Electric Co.	0.4	0.3
Procter & Gamble Co.	0.4	0.4
Visa, Inc. Class A	0.4	0.1
	2.5
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures* 41.3%	Stock Class and Equity Futures** 40.3%
Bond Class 48.2%	Bond Class 48.3%
Short-Term Class 10.5%	Short-Term Class 11.4%
* Includes Commodities & Related Investments of 1.0%	** Includes Commodities & Related Investments of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.1
Fidelity Financials Central Fund	5.3
Fidelity Information Technology Central Fund	4.4
Fidelity Health Care Central Fund	3.4
Fidelity Industrials Central Fund	3.2
Fidelity Energy Central Fund	3.1
Fidelity Consumer Discretionary Central Fund	3.0
Fidelity Consumer Staples Central Fund	3.0
Fidelity Emerging Markets Equity Central Fund	2.1
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Commodity Strategy Central Fund	1.0
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	41.6
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	41.8
Total Fixed-Income Central Funds	48.7
Money Market Central Funds	9.7
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 17.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 41.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	85,995	$ 939,062
Fidelity Consumer Discretionary Central Fund (b)	24,205	2,746,341
Fidelity Consumer Staples Central Fund (b)	21,782	2,734,564
Fidelity Emerging Markets Equity Central Fund (b)	9,254	1,893,785
Fidelity Energy Central Fund (b)	28,271	2,808,419
Fidelity Financials Central Fund (b)	86,142	4,798,986
Fidelity Health Care Central Fund (b)	27,727	3,113,727
Fidelity Industrials Central Fund (b)	23,471	2,902,234
Fidelity Information Technology Central Fund (b)	26,349	4,037,161
Fidelity International Equity Central Fund (b)	138,103	9,145,167
Fidelity Materials Central Fund (b)	7,334	1,035,671
Fidelity Telecom Services Central Fund (b)	6,455	753,739
Fidelity Utilities Central Fund (b)	10,022	973,601
TOTAL EQUITY CENTRAL FUNDS (Cost $36,884,770)		37,882,457
Fixed-Income Central Funds - 48.7%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (b)	29,639	2,867,577
Fidelity High Income Central Fund 1 (b)	35,230	3,382,802
TOTAL HIGH YIELD FIXED-INCOME FUNDS		6,250,379
Investment Grade Fixed-Income Funds - 41.8%
Fidelity Tactical Income Central Fund (b)	374,779	38,036,299
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $41,835,546)		44,286,678
Money Market Central Funds - 9.7%

Fidelity Cash Central Fund, 0.25% (a)	4,957,017	4,957,017
Fidelity Money Market Central Fund, 0.43% (a)	3,901,413	3,901,413
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $8,858,430)		8,858,430
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $87,578,746)	91,027,565
NET OTHER ASSETS (LIABILITIES) - 0.0%	15,580
NET ASSETS - 100%	$ 91,043,145
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,297
Fidelity Commodity Strategy Central Fund	935
Fidelity Consumer Discretionary Central Fund	23,752
Fidelity Consumer Staples Central Fund	50,911
Fidelity Emerging Markets Equity Central Fund	21,484
Fidelity Energy Central Fund	27,437
Fidelity Financials Central Fund	33,012
Fidelity Floating Rate Central Fund	48,209
Fidelity Health Care Central Fund	19,258
Fidelity High Income Central Fund 1	206,829
Fidelity Industrials Central Fund	30,187
Fidelity Information Technology Central Fund	14,813
Fidelity International Equity Central Fund	168,150
Fidelity Materials Central Fund	29,074
Fidelity Money Market Central Fund	13,804
Fidelity Tactical Income Central Fund	1,093,810
Fidelity Telecom Services Central Fund	18,096
Fidelity Utilities Central Fund	25,038
Total	$ 1,833,096
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 974,511	$ 78,059	$ 939,062	0.6%
Fidelity Consumer Discretionary Central Fund	1,624,457	1,220,802	503,032	2,746,341	0.5%
Fidelity Consumer Staples Central Fund	1,605,623	1,341,668	409,706	2,734,564	0.4%
Fidelity Emerging Markets Equity Central Fund	447,179	1,373,775	175,328	1,893,785	0.5%
Fidelity Energy Central Fund	1,817,976	1,627,775	647,333	2,808,419	0.5%
Fidelity Financials Central Fund	2,548,251	3,433,234	972,547	4,798,986	0.5%
Fidelity Floating Rate Central Fund	543,882	2,288,863	43,980	2,867,577	0.1%
Fidelity Health Care Central Fund	2,107,215	1,382,406	604,300	3,113,727	0.4%
Fidelity High Income Central Fund 1	1,698,998	1,540,021	65,253	3,382,802	0.6%
Fidelity Industrials Central Fund	1,766,313	1,271,471	524,784	2,902,234	0.4%
Fidelity Information Technology Central Fund	2,988,886	1,636,381	1,295,799	4,037,161	0.4%
Fidelity International Equity Central Fund	1,791,219	7,922,682	910,341	9,145,167	0.5%
Fidelity Materials Central Fund	624,751	499,142	170,237	1,035,671	0.5%
Fidelity Tactical Income Central Fund	20,638,811	21,682,707	6,482,965	38,036,299	0.8%
Fidelity Telecom Services Central Fund	458,806	312,220	113,905	753,739	0.4%
Fidelity Utilities Central Fund	616,276	445,967	163,124	973,601	0.4%
Total	$ 41,278,643	$ 48,953,625	$ 13,160,693	$ 82,169,135
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.1%
United Kingdom	3.4%
Japan	1.7%
Switzerland	1.1%
France	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule:
Total Investments (cost $87,578,746)		$ 91,027,565
Receivable for investments sold		26,707
Receivable for fund shares sold		343,695
Distributions receivable from Fidelity Central Funds		990
Receivable from investment adviser for expense reductions		38,283
Other receivables		1,486
Total assets		91,438,726

Liabilities
Payable for investments purchased	$ 263,300
Payable for fund shares redeemed	50,211
Accrued management fee	31,053
Distribution and service plan fees payable	5,070
Other affiliated payables	10,917
Other payables and accrued expenses	35,030
Total liabilities		395,581

Net Assets		$ 91,043,145
Net Assets consist of:
Paid in capital		$ 85,108,771
Undistributed net investment income		432,442
Accumulated undistributed net realized gain (loss) on investments		2,053,113
Net unrealized appreciation (depreciation) on investments		3,448,819
Net Assets		$ 91,043,145

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,308,274 ÷ 667,509 shares)		$ 9.45

Maximum offering price per share (100/94.25 of $9.45)		$ 10.03
Class T: Net Asset Value and redemption price per share ($2,972,026 ÷ 314,868 shares)		$ 9.44

Maximum offering price per share (100/96.50 of $9.44)		$ 9.78
Class B: Net Asset Value and offering price per share ($1,075,062 ÷ 113,919 shares)A		$ 9.44

Class C: Net Asset Value and offering price per share ($2,193,320 ÷ 232,555 shares)A		$ 9.43

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($77,612,939 ÷ 8,215,369 shares)		$ 9.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($881,524 ÷ 93,304 shares)		$ 9.45
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 12
Income from Fidelity Central Funds		1,833,096
Total income		1,833,108

Expenses
Management fee	$ 287,127
Transfer agent fees	77,675
Distribution and service plan fees	52,161
Accounting fees and expenses	28,610
Custodian fees and expenses	5,001
Independent trustees' compensation	231
Registration fees	79,134
Audit	48,695
Legal	212
Miscellaneous	1,110
Total expenses before reductions	579,956
Expense reductions	(86,404)	493,552
Net investment income (loss)		1,339,556
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,811
Fidelity Central Funds	2,203,073
Capital gain distributions from Fidelity Central Funds	7,949
Total net realized gain (loss)		2,235,833
Change in net unrealized appreciation (depreciation) on investment securities		2,894,489
Net gain (loss)		5,130,322
Net increase (decrease) in net assets resulting from operations		$ 6,469,878

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,339,556	$ 733,859
Net realized gain (loss)	2,235,833	80,985
Change in net unrealized appreciation (depreciation)	2,894,489	3,304,055
Net increase (decrease) in net assets resulting from operations	6,469,878	4,118,899
Distributions to shareholders from net investment income	(1,163,953)	(608,662)
Distributions to shareholders from net realized gain	(185,158)	-
Total distributions	(1,349,111)	(608,662)
Share transactions - net increase (decrease)	41,051,049	22,459,047
Total increase (decrease) in net assets	46,171,816	25,969,284

Net Assets
Beginning of period	44,871,329	18,902,045
End of period (including undistributed net investment income of $432,442 and undistributed net investment income of $256,838, respectively)	$ 91,043,145	$ 44,871,329

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.20	.23
Net realized and unrealized gain (loss)	.70	.34	(1.66)
Total from investment operations	.86	.54	(1.43)
Distributions from net investment income	(.15)	(.19)	(.15)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.45	$ 8.77	$ 8.42
Total Return B, C, D	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	.90%	1.00% A
Expenses net of all reductions	.89%	.90%	1.00% A
Net investment income (loss)	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.18	.21
Net realized and unrealized gain (loss)	.70	.35	(1.66)
Total from investment operations	.84	.53	(1.45)
Distributions from net investment income	(.13)	(.18)	(.14)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.44	$ 8.76	$ 8.41
Total Return B, C, D	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14%	1.15%	1.25% A
Net investment income (loss)	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14	.16
Net realized and unrealized gain (loss)	.71	.35	(1.66)
Total from investment operations	.80	.49	(1.50)
Distributions from net investment income	(.08)	(.14)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.44	$ 8.75	$ 8.40
Total Return B, C, D	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64%	1.65%	1.77% A
Net investment income (loss)	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14	.16
Net realized and unrealized gain (loss)	.70	.34	(1.65)
Total from investment operations	.79	.48	(1.49)
Distributions from net investment income	(.09)	(.13)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.43	$ 8.76	$ 8.41
Total Return B, C, D	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64%	1.65%	1.76% A
Net investment income (loss)	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.22	.25
Net realized and unrealized gain (loss)	.71	.34	(1.65)
Total from investment operations	.89	.56	(1.40)
Distributions from net investment income	(.18)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.65%	.65%	.72% A
Expenses net of all reductions	.64%	.64%	.72% A
Net investment income (loss)	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate E	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.22	.25
Net realized and unrealized gain (loss)	.71	.34	(1.65)
Total from investment operations	.89	.56	(1.40)
Distributions from net investment income	(.18)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.65%	.76% A
Expenses net of all reductions	.64%	.65%	.76% A
Net investment income (loss)	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 882	$ 931	$ 1,339
Portfolio turnover rate E	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.8
Exxon Mobil Corp.	0.7	0.0
General Electric Co.	0.5	0.4
Google, Inc. Class A	0.5	0.5
Visa, Inc. Class A	0.4	0.1
Procter & Gamble Co.	0.4	0.5
The Coca-Cola Co.	0.4	0.3
Chevron Corp.	0.4	0.0
Nestle SA	0.3	0.3
Synovus Financial Corp.	0.3	0.0
	4.8
Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.2	12.2
Fannie Mae	8.9	9.2
Ginnie Mae	1.1	1.0
Freddie Mac	1.2	1.4
JPMorgan Chase Commercial Mortgage Securities Trust	0.3	0.0
	24.7
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 51.4%	Stock Class and Equity Futures ** 52.3%
Bond Class 42.9%	Bond Class 41.0%
Short-Term Class 5.7%	Short-Term Class 6.7%
* Includes Commodities & Related Investments of 1.0%	** Includes Commodities & Related Investments of 1.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	11.7
Fidelity Financials Central Fund	6.1
Fidelity Information Technology Central Fund	6.1
Fidelity Health Care Central Fund	4.2
Fidelity Industrials Central Fund	4.0
Fidelity Consumer Discretionary Central Fund	3.7
Fidelity Energy Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.6
Fidelity Emerging Markets Equity Central Fund	2.7
Fidelity Materials Central Fund	1.3
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.1
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	50.4
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	36.3
Total Fixed-Income Central Funds	43.3
Money Market Central Funds	6.2
Other Short-Term Investments	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 21.3% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 50.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	5,974,532	$ 65,241,884
Fidelity Consumer Discretionary Central Fund (c)	2,074,386	235,359,788
Fidelity Consumer Staples Central Fund (c)	1,819,702	228,445,360
Fidelity Emerging Markets Equity Central Fund (c)	842,293	172,366,846
Fidelity Energy Central Fund (c)	2,327,251	231,189,162
Fidelity Financials Central Fund (c)	7,012,907	390,689,038
Fidelity Health Care Central Fund (c)	2,381,208	267,409,685
Fidelity Industrials Central Fund (c)	2,083,252	257,594,118
Fidelity Information Technology Central Fund (c)	2,526,029	387,038,121
Fidelity International Equity Central Fund (c)	11,278,743	746,878,361
Fidelity Materials Central Fund (c)	607,910	85,849,120
Fidelity Telecom Services Central Fund (c)	571,594	66,739,289
Fidelity Utilities Central Fund (c)	874,430	84,950,881
TOTAL EQUITY CENTRAL FUNDS (Cost $3,178,353,621)		3,219,751,653
Fixed-Income Central Funds - 43.3%

High Yield Fixed-Income Funds - 7.0%
Fidelity Floating Rate Central Fund (c)	2,001,470	193,642,208
Fidelity High Income Central Fund 1 (c)	2,685,772	257,887,814
TOTAL HIGH YIELD FIXED-INCOME FUNDS		451,530,022
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Tactical Income Central Fund (c)	22,849,969	2,319,043,365
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,655,741,909)		2,770,573,387
Money Market Central Funds - 6.2%

Fidelity Cash Central Fund, 0.25% (a)	159,990,213	159,990,213
Fidelity Money Market Central Fund, 0.43% (a)	234,098,211	234,098,211
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $394,088,424)		394,088,424
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 11/4/10 (b) (Cost $13,798,384)	$ 13,800,000	$ 13,798,233
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,241,982,338)	6,398,211,697
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,408,821)
NET ASSETS - 100%	$ 6,394,802,876
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
638 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 49,655,540	$ 1,633,550
787 CME E-mini S&P 500 Index Contracts	Dec. 2010	44,729,145	1,252,117
TOTAL EQUITY INDEX CONTRACTS		$ 94,384,685	$ 2,885,667

The face value of futures purchased as a percentage of net assets is 1.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,598,771.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 232,185
Fidelity Commodity Strategy Central Fund	77,391
Fidelity Consumer Discretionary Central Fund	2,731,008
Fidelity Consumer Staples Central Fund	5,490,593
Fidelity Emerging Markets Equity Central Fund	2,180,028
Fidelity Energy Central Fund	2,810,891
Fidelity Financials Central Fund	3,217,611
Fidelity Floating Rate Central Fund	3,995,005
Fidelity Health Care Central Fund	2,189,424
Fidelity High Income Central Fund 1	19,442,980
Fidelity Industrials Central Fund	3,417,601
Fidelity Information Technology Central Fund	1,715,328
Fidelity International Equity Central Fund	16,354,295
Fidelity Materials Central Fund	2,850,234
Fidelity Money Market Central Fund	875,635
Fidelity Securities Lending Cash Central Fund	5,254
Fidelity Tactical Income Central Fund	88,169,715
Fidelity Telecom Services Central Fund	2,117,295
Fidelity Utilities Central Fund	2,768,317
Total	$ 160,640,790
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 88,276,222	$ 24,500,000	$ 65,241,884	43.3%
Fidelity Consumer Discretionary Central Fund	279,022,577	3,236,697	95,101,429	235,359,788	38.9%
Fidelity Consumer Staples Central Fund	280,859,348	5,989,662	79,195,456	228,445,360	36.7%
Fidelity Emerging Markets Equity Central Fund	68,820,196	80,194,226	4,122,130	172,366,846	43.7%
Fidelity Energy Central Fund	305,884,194	3,373,487	76,887,234	231,189,162	37.6%
Fidelity Financials Central Fund	406,649,295	67,603,559	68,577,653	390,689,038	37.3%
Fidelity Floating Rate Central Fund	71,402,355	115,671,858	276,200	193,642,208	6.9%
Fidelity Health Care Central Fund	358,614,937	2,814,914	123,880,755	267,409,685	38.2%
Fidelity High Income Central Fund 1	230,888,991	19,494,730	12,503,120	257,887,814	43.0%
Fidelity Industrials Central Fund	327,227,002	3,958,608	121,854,077	257,594,118	39.2%
Fidelity Information Technology Central Fund	544,365,539	2,635,857	247,131,592	387,038,121	38.6%
Fidelity International Equity Central Fund	256,653,011	482,091,786	17,828,122	746,878,361	44.4%
Fidelity Materials Central Fund	126,132,911	3,038,849	51,448,144	85,849,120	38.3%
Fidelity Tactical Income Central Fund	2,437,845,914	99,875,600	384,130,937	2,319,043,365	51.3%
Fidelity Telecom Services Central Fund	95,578,669	2,256,389	40,403,720	66,739,289	37.0%
Fidelity Utilities Central Fund	95,566,059	2,954,415	21,246,664	84,950,881	38.3%
Total	$ 5,885,510,998	$ 983,466,859	$ 1,369,087,233	$ 5,990,325,040
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,219,751,653	$ 3,219,751,653	$ -	$ -
Fixed-Income Central Funds	2,770,573,387	2,770,573,387	-	-
Money Market Central Funds	394,088,424	394,088,424	-	-
U.S. Treasury Obligations	13,798,233	-	13,798,233	-
Total Investments in Securities:	$ 6,398,211,697	$ 6,384,413,464	$ 13,798,233	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,885,667	$ 2,885,667	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,885,667	$ -
Total Value of Derivatives	$ 2,885,667	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.5%
AAA,AA,A	6.2%
BBB	5.7%
BB	2.9%
B	3.3%
CCC,CC,C	0.9%
D	0.0% *
Not Rated	1.2%
Equities	51.5%
Short-Term Investments and Net Other Assets	3.8%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.7%
United Kingdom	4.0%
Japan	2.0%
Switzerland	1.3%
France	1.1%
Germany	1.1%
Others (Individually Less Than 1%)	11.8%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $601,103,300 of which $544,429,664 and $56,673,636 will expire on September 30, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,798,384)	$ 13,798,233
Fidelity Central Funds (cost $6,228,183,954)	6,384,413,464
Total Investments (cost $6,241,982,338)		$ 6,398,211,697
Receivable for investments sold		6,805,882
Receivable for fund shares sold		2,872,416
Distributions receivable from Fidelity Central Funds		33,441
Other receivables		340,034
Total assets		6,408,263,470

Liabilities
Payable for fund shares redeemed	$ 8,847,388
Accrued management fee	2,675,419
Distribution and service plan fees payable	31,474
Payable for daily variation on futures contracts	656,530
Other affiliated payables	1,021,722
Other payables and accrued expenses	228,061
Total liabilities		13,460,594

Net Assets		$ 6,394,802,876
Net Assets consist of:
Paid in capital		$ 6,634,873,673
Undistributed net investment income		29,178,569
Accumulated undistributed net realized gain (loss) on investments		(428,364,392)
Net unrealized appreciation (depreciation) on investments		159,115,026
Net Assets		$ 6,394,802,876

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,878,743 ÷ 3,066,130 shares)		$ 14.64

Maximum offering price per share (100/94.25 of $14.64)		$ 15.53
Class T: Net Asset Value and redemption price per share ($17,342,550 ÷ 1,185,673 shares)		$ 14.63

Maximum offering price per share (100/96.50 of $14.63)		$ 15.16
Class B: Net Asset Value and offering price per share ($4,842,765 ÷ 331,974 shares)A		$ 14.59

Class C: Net Asset Value and offering price per share ($14,274,475 ÷ 979,711 shares)A		$ 14.57

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,308,310,761 ÷ 429,637,308 shares)		$ 14.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,153,582 ÷ 351,409 shares)		$ 14.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 7,987
Income from Fidelity Central Funds		160,640,790
Total income		160,648,777

Expenses
Management fee	$ 31,603,474
Transfer agent fees	10,964,298
Distribution and service plan fees	314,998
Accounting and security lending fees	1,416,524
Custodian fees and expenses	5,001
Independent trustees' compensation	23,638
Appreciation in deferred trustee compensation account	472
Registration fees	130,357
Audit	44,562
Legal	46,425
Miscellaneous	74,338
Total expenses before reductions	44,624,087
Expense reductions	(891,348)	43,732,739
Net investment income (loss)		116,916,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,714,323
Fidelity Central Funds	70,649,397
Futures contracts	13,729,132
Capital gain distributions from Fidelity Central Funds	546,176
Total net realized gain (loss)		94,639,028
Change in net unrealized appreciation (depreciation) on: Investment securities	419,784,869
Futures contracts	2,885,667
Total change in net unrealized appreciation (depreciation)		422,670,536
Net gain (loss)		517,309,564
Net increase (decrease) in net assets resulting from operations		$ 634,225,602

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,916,038	$ 149,861,206
Net realized gain (loss)	94,639,028	(80,047,789)
Change in net unrealized appreciation (depreciation)	422,670,536	265,477,776
Net increase (decrease) in net assets resulting from operations	634,225,602	335,291,193
Distributions to shareholders from net investment income	(118,842,592)	(178,694,512)
Distributions to shareholders from net realized gain	-	(4,660,918)
Total distributions	(118,842,592)	(183,355,430)
Share transactions - net increase (decrease)	(179,994,284)	(414,536,080)
Total increase (decrease) in net assets	335,388,726	(262,600,317)

Net Assets
Beginning of period	6,059,414,150	6,322,014,467
End of period (including undistributed net investment income of $29,178,569 and undistributed net investment income of $31,105,092, respectively)	$ 6,394,802,876	$ 6,059,414,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss)E	.23	.30	.36	.43
Net realized and unrealized gain (loss)	1.17	.60	(2.96)	1.45
Total from investment operations	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total ReturnB, C, D	10.52%	7.49%	(16.56)%	11.93%
Ratios to Average Net AssetsH
Expenses before reductions	.98%	1.02%	.99%	1.01%A
Expenses net of fee waivers, if any	.98%	1.02%	.99%	1.01%A
Expenses net of all reductions	.96%	1.01%	.98%	1.00%A
Net investment income (loss)	1.62%	2.61%	2.46%	2.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rateF	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19	.27	.33	.39
Net realized and unrealized gain (loss)	1.17	.60	(2.96)	1.46
Total from investment operations	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total ReturnB, C, D	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.21	.24	.30
Net realized and unrealized gain (loss)	1.17	.60	(2.96)	1.46
Total from investment operations	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.12	.21	.25	.31
Net realized and unrealized gain (loss)	1.17	.59	(2.95)	1.45
Total from investment operations	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Income from Investment Operations
Net investment income (loss) B	.26	.33	.41	.49	.45
Net realized and unrealized gain (loss)	1.18	.60	(2.97)	1.41	.73
Total from investment operations	1.44	.93	(2.56)	1.90	1.18
Distributions from net investment income	(.27)	(.38)	(.47)	(.50)	(.45)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)	(.41)
Total distributions	(.27)	(.39)	(1.57)	(1.40)	(.86)
Net asset value, end of period	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Total Return A	10.79%	7.78%	(16.34)%	12.02%	7.50%
Ratios to Average Net Assets D
Expenses before reductions	.71%	.77%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.71%	.77%	.71%	.71%	.72%
Expenses net of all reductions	.70%	.77%	.70%	.70%	.71%
Net investment income (loss)	1.89%	2.85%	2.74%	2.93%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214
Portfolio turnover rate C	19%	15%	8%	12%	65% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.26	.34	.42	.48
Net realized and unrealized gain (loss)	1.19	.59	(2.98)	1.46
Total from investment operations	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.8
Exxon Mobil Corp.	0.8	0.0
General Electric Co.	0.6	0.4
Visa, Inc. Class A	0.5	0.1
Google, Inc. Class A	0.5	0.5
Procter & Gamble Co.	0.5	0.6
The Coca-Cola Co.	0.5	0.3
Chevron Corp.	0.5	0.0
Synovus Financial Corp.	0.4	0.0
Nestle SA	0.4	0.4
	5.7
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 61.0%	Stock Class and Equity Futures ** 60.6%
Bond Class 37.4%	Bond Class 35.4%
Short-Term Class 1.6%	Short-Term Class 4.0%
* Includes Commodities & Related Investments of 0.9%	** Includes Commodities & Related Investments of 1.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	15.0
Fidelity Financials Central Fund	8.1
Fidelity Information Technology Central Fund	6.6
Fidelity Health Care Central Fund	5.0
Fidelity Industrials Central Fund	4.7
Fidelity Energy Central Fund	4.5
Fidelity Consumer Staples Central Fund	4.4
Fidelity Consumer Discretionary Central Fund	4.4
Fidelity Emerging Markets Equity Central Fund	3.1
Fidelity Utilities Central Fund	1.6
Fidelity Materials Central Fund	1.6
Fidelity Telecom Services Central Fund	1.2
Fidelity Commodity Strategy Central Fund	0.9
Total Equity Central Funds	61.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	30.9
Total Fixed-Income Central Funds	37.8
Money Market Central Funds	1.0
Other Short-Term Investments	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 25.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 61.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	110,778	$ 1,209,694
Fidelity Consumer Discretionary Central Fund (b)	50,734	5,756,305
Fidelity Consumer Staples Central Fund (b)	46,292	5,811,550
Fidelity Emerging Markets Equity Central Fund (b)	20,173	4,128,180
Fidelity Energy Central Fund (b)	59,544	5,915,090
Fidelity Financials Central Fund (b)	191,546	10,671,039
Fidelity Health Care Central Fund (b)	58,338	6,551,401
Fidelity Industrials Central Fund (b)	49,853	6,164,332
Fidelity Information Technology Central Fund (b)	56,887	8,716,166
Fidelity International Equity Central Fund (b)	299,882	19,858,213
Fidelity Materials Central Fund (b)	14,971	2,114,208
Fidelity Telecom Services Central Fund (b)	13,173	1,538,035
Fidelity Utilities Central Fund (b)	21,970	2,134,412
TOTAL EQUITY CENTRAL FUNDS (Cost $76,609,711)		80,568,625
Fixed-Income Central Funds - 37.8%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (b)	43,076	4,167,636
Fidelity High Income Central Fund 1 (b)	50,962	4,893,382
TOTAL HIGH YIELD FIXED-INCOME FUNDS		9,061,018
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Tactical Income Central Fund (b)	401,891	40,787,960
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $47,107,295)		49,848,978
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.25% (c) (Cost $1,371,423)	1,371,423	1,371,423
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 11/26/10 (a) (Cost $59,985)	$ 60,000	$ 59,984
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $125,148,414)	131,849,010
NET OTHER ASSETS (LIABILITIES) - 0.0%	7,363
NET ASSETS - 100%	$ 131,856,373
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
10 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 568,350	$ (1,668)

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,984.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,003
Fidelity Commodity Strategy Central Fund	1,085
Fidelity Consumer Discretionary Central Fund	53,362
Fidelity Consumer Staples Central Fund	113,725
Fidelity Emerging Markets Equity Central Fund	49,360
Fidelity Energy Central Fund	60,169
Fidelity Financials Central Fund	72,932
Fidelity Floating Rate Central Fund	70,744
Fidelity Health Care Central Fund	43,540
Fidelity High Income Central Fund 1	311,389
Fidelity Industrials Central Fund	67,983
Fidelity Information Technology Central Fund	33,861
Fidelity International Equity Central Fund	373,104
Fidelity Materials Central Fund	61,885
Fidelity Tactical Income Central Fund	1,189,277
Fidelity Telecom Services Central Fund	40,385
Fidelity Utilities Central Fund	55,674
Total	$ 2,602,478
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$2,334,595	$1,152,586	$ 1,209,694	0.8%
Fidelity Consumer Discretionary Central Fund	3,328,127	2,225,050	687,737	5,756,305	1.0%
Fidelity Consumer Staples Central Fund	3,275,772	2,741,724	600,057	5,811,550	0.9%
Fidelity Emerging Markets Equity Central Fund	1,317,003	2,356,614	99,912	4,128,180	1.0%
Fidelity Energy Central Fund	3,732,559	2,949,712	743,349	5,915,090	1.0%
Fidelity Financials Central Fund	5,252,184	6,814,779	991,494	10,671,039	1.0%
Fidelity Floating Rate Central Fund	756,173	3,301,071	6,289	4,167,636	0.1%
Fidelity Health Care Central Fund	4,322,878	2,651,554	905,313	6,551,401	0.9%
Fidelity High Income Central Fund 1	2,457,724	2,349,604	215,115	4,893,382	0.8%
Fidelity Industrials Central Fund	3,629,170	2,513,233	842,598	6,164,332	0.9%
Fidelity Information Technology Central Fund	6,135,680	3,884,422	2,857,924	8,716,166	0.9%
Fidelity International Equity Central Fund	5,206,373	15,136,286	1,044,064	19,858,213	1.2%
Fidelity Materials Central Fund	1,260,092	932,327	238,012	2,114,208	0.9%
Fidelity Tactical Income Central Fund	21,567,412	25,382,821	8,547,555	40,787,960	0.9%
Fidelity Telecom Services Central Fund	937,166	572,527	164,781	1,538,035	0.9%
Fidelity Utilities Central Fund	1,240,459	954,862	221,994	2,134,412	1.0%
Total	$ 64,418,772	$ $77,101,181	$ $19,318,780	$ 130,417,603
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 80,568,625	$ 80,568,625	$ -	$ -
Fixed-Income Central Funds	49,848,978	49,848,978	-	-
Money Market Central Funds	1,371,423	1,371,423	-	-
U.S. Treasury Obligations	59,984	-	59,984	-
Total Investments in Securities:	$ 131,849,010	$ 131,789,026	$ 59,984	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,668)	$ (1,668)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,668)
Total Value of Derivatives	$ -	$ (1,668)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	20.8%
AAA,AA,A	5.5%
BBB	4.6%
BB	2.9%
B	3.1%
CCC,CC,C	0.8%
D	0.0% *
Not Rated	1.2%
Equities	60.8%
Short-Term Investments and Net Other Assets	0.3%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.8%
United Kingdom	4.8%
Japan	2.6%
Switzerland	1.7%
France	1.4%
Germany	1.4%
Canada	1.0%
Others (Individually Less Than 1%)	12.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $59,985)	$ 59,984
Fidelity Central Funds (cost $125,088,429)	131,789,026
Total Investments (cost $125,148,414)		$ 131,849,010
Receivable for investments sold		56,075
Receivable for fund shares sold		539,982
Distributions receivable from Fidelity Central Funds		353
Receivable from investment adviser for expense reductions		38,839
Other receivables		3,399
Total assets		132,487,658

Liabilities
Payable for investments purchased	$ 416,775
Payable for fund shares redeemed	82,419
Accrued management fee	59,462
Distribution and service plan fees payable	11,651
Payable for daily variation on futures contracts	2,100
Other affiliated payables	23,802
Other payables and accrued expenses	35,076
Total liabilities		631,285

Net Assets		$ 131,856,373
Net Assets consist of:
Paid in capital		$ 121,418,515
Undistributed net investment income		1,329,689
Accumulated undistributed net realized gain (loss) on investments		2,409,241
Net unrealized appreciation (depreciation) on investments		6,698,928
Net Assets		$ 131,856,373

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,689,898 ÷ 2,251,565 shares)		$ 9.19

Maximum offering price per share (100/94.25 of $9.19)		$ 9.75
Class T: Net Asset Value and redemption price per share ($6,034,713 ÷ 659,556 shares)		$ 9.15

Maximum offering price per share (100/96.50 of $9.15)		$ 9.48
Class B: Net Asset Value and offering price per share ($1,987,494 ÷ 217,843 shares)A		$ 9.12

Class C: Net Asset Value and offering price per share ($4,256,423 ÷ 467,494 shares)A		$ 9.10

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($95,660,308 ÷ 10,377,850 shares)		$ 9.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,227,537 ÷ 350,129 shares)		$ 9.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 6
Income from Fidelity Central Funds		2,602,478
Total income		2,602,484

Expenses
Management fee	$ 577,252
Transfer agent fees	191,629
Distribution and service plan fees	109,380
Accounting fees and expenses	50,781
Custodian fees and expenses	5,001
Independent trustees' compensation	347
Registration fees	84,933
Audit	48,695
Legal	320
Miscellaneous	1,310
Total expenses before reductions	1,069,648
Expense reductions	(99,207)	970,441
Net investment income (loss)		1,632,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,402
Fidelity Central Funds	3,601,750
Capital gain distributions from Fidelity Central Funds	7,711
Total net realized gain (loss)		3,650,863
Change in net unrealized appreciation (depreciation) on: Investment securities	4,614,679
Futures contracts	(1,668)
Total change in net unrealized appreciation (depreciation)		4,613,011
Net gain (loss)		8,263,874
Net increase (decrease) in net assets resulting from operations		$ 9,895,917

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,632,043	$ 782,255
Net realized gain (loss)	3,650,863	(849,386)
Change in net unrealized appreciation (depreciation)	4,613,011	6,380,915
Net increase (decrease) in net assets resulting from operations	9,895,917	6,313,784
Distributions to shareholders from net investment income	(928,570)	(387,880)
Distributions to shareholders from net realized gain	(200,877)	-
Total distributions	(1,129,447)	(387,880)
Share transactions - net increase (decrease)	57,616,057	29,464,827
Total increase (decrease) in net assets	66,382,527	35,390,731

Net Assets
Beginning of period	65,473,846	30,083,115
End of period (including undistributed net investment income of $1,329,689 and undistributed net investment income of $626,213, respectively)	$ 131,856,373	$ 65,473,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.15	.17
Net realized and unrealized gain (loss)	.76	.41	(2.18)
Total from investment operations	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.11)	(.10)	(.04)
Net asset value, end of period	$ 9.19	$ 8.41	$ 7.95
Total Return B, C, D	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.08%	1.09%	1.16% A
Net investment income (loss)	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.13	.15
Net realized and unrealized gain (loss)	.76	.42	(2.19)
Total from investment operations	.86	.55	(2.04)
Distributions from net investment income	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.09)	(.10)	(.03)
Net asset value, end of period	$ 9.15	$ 8.38	$ 7.93
Total Return B, C, D	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.33%	1.34%	1.42% A
Net investment income (loss)	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.10	.11
Net realized and unrealized gain (loss)	.75	.42	(2.19)
Total from investment operations	.81	.52	(2.08)
Distributions from net investment income	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.06)	(.05)	(.02)
Net asset value, end of period	$ 9.12	$ 8.37	$ 7.90
Total Return B, C, D	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.83%	1.84%	1.92% A
Net investment income (loss)	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.10	.11
Net realized and unrealized gain (loss)	.74	.42	(2.19)
Total from investment operations	.80	.52	(2.08)
Distributions from net investment income	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.07)	(.05)	(.02)
Net asset value, end of period	$ 9.10	$ 8.37	$ 7.90
Total Return B, C, D	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83%	1.84%	1.91% A
Net investment income (loss)	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.17	.19
Net realized and unrealized gain (loss)	.76	.42	(2.18)
Total from investment operations	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.85%	.85%	.89% A
Expenses net of all reductions	.83%	.84%	.89% A
Net investment income (loss)	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate E	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.17	.20
Net realized and unrealized gain (loss)	.76	.42	(2.19)
Total from investment operations	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.85%	.85%	.94% A
Expenses net of all reductions	.83%	.84%	.93% A
Net investment income (loss)	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,228	$ 844	$ 792
Portfolio turnover rate E	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	1.1
Exxon Mobil Corp.	0.9	0.0
General Electric Co.	0.7	0.5
Google, Inc. Class A	0.7	0.6
Visa, Inc. Class A	0.6	0.1
Procter & Gamble Co.	0.6	0.7
The Coca-Cola Co.	0.6	0.4
Chevron Corp.	0.5	0.0
Synovus Financial Corp.	0.4	0.0
Nestle SA	0.4	0.4
	6.7
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 71.5%	Stock Class and Equity Futures ** 72.3%
Bond Class 26.7%	Bond Class 24.9%
Short-Term Class 1.8%	Short-Term Class 2.8%
* Includes Commodities & Related Investments of 1.0%	** Includes Commodities & Related Investments of 1.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	16.1
Fidelity Information Technology Central Fund	8.6
Fidelity Financials Central Fund	8.5
Fidelity Health Care Central Fund	6.1
Fidelity Industrials Central Fund	5.6
Fidelity Consumer Discretionary Central Fund	5.2
Fidelity Energy Central Fund	5.0
Fidelity Consumer Staples Central Fund	4.9
Fidelity Emerging Markets Equity Central Fund	3.8
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.9
Fidelity Telecom Services Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	70.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	20.2
Total Fixed-Income Central Funds	27.1
Money Market Central Funds	2.7
Other Short-Term Investments	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 27.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 70.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	2,327,420	$ 25,415,430
Fidelity Consumer Discretionary Central Fund (c)	1,199,277	136,069,986
Fidelity Consumer Staples Central Fund (c)	1,016,177	127,570,864
Fidelity Emerging Markets Equity Central Fund (c)	477,866	97,790,561
Fidelity Energy Central Fund (c)	1,298,260	128,969,183
Fidelity Financials Central Fund (c)	3,963,377	220,799,745
Fidelity Health Care Central Fund (c)	1,396,741	156,854,066
Fidelity Industrials Central Fund (c)	1,183,944	146,394,662
Fidelity Information Technology Central Fund (c)	1,448,320	221,911,599
Fidelity International Equity Central Fund (c)	6,282,130	416,002,632
Fidelity Materials Central Fund (c)	349,095	49,299,265
Fidelity Telecom Services Central Fund (c)	326,579	38,131,375
Fidelity Utilities Central Fund (c)	499,797	48,555,300
TOTAL EQUITY CENTRAL FUNDS (Cost $1,899,384,788)		1,813,764,668
Fixed-Income Central Funds - 27.1%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (c)	805,532	77,935,224
Fidelity High Income Central Fund 1 (c)	1,058,798	101,665,775
TOTAL HIGH YIELD FIXED-INCOME FUNDS		179,600,999
Investment Grade Fixed-Income Funds - 20.2%
Fidelity Tactical Income Central Fund (c)	5,149,226	522,594,935
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $676,398,129)		702,195,934
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.25% (a)	69,321,056	69,321,056
Fidelity Money Market Central Fund, 0.43% (a)	56,139	56,139
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $69,377,195)		69,377,195
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 11/4/10 to 11/26/10 (b) (Cost $5,799,283)	$ 5,800,000	$ 5,799,228
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,650,959,395)	2,591,137,025
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,333,592)
NET ASSETS - 100%	$ 2,589,803,433
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
617 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 48,021,110	$ 1,705,868
119 CME E-mini S&P 500 Index Contracts	Dec. 2010	6,763,365	(19,843)
TOTAL EQUITY INDEX CONTRACTS		$ 54,784,475	$ 1,686,025

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,799,228.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104,362
Fidelity Commodity Strategy Central Fund	36,625
Fidelity Consumer Discretionary Central Fund	1,548,174
Fidelity Consumer Staples Central Fund	3,048,330
Fidelity Emerging Markets Equity Central Fund	1,286,931
Fidelity Energy Central Fund	1,559,303
Fidelity Financials Central Fund	1,788,230
Fidelity Floating Rate Central Fund	1,603,163
Fidelity Health Care Central Fund	1,247,534
Fidelity High Income Central Fund 1	7,638,464
Fidelity Industrials Central Fund	1,915,233
Fidelity Information Technology Central Fund	972,338
Fidelity International Equity Central Fund	9,278,153
Fidelity Materials Central Fund	1,625,118
Fidelity Money Market Central Fund	12,307
Fidelity Securities Lending Cash Central Fund	2,750
Fidelity Tactical Income Central Fund	19,809,227
Fidelity Telecom Services Central Fund	1,198,114
Fidelity Utilities Central Fund	1,564,709
Total	$ 56,239,065
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 38,056,088	$ 14,170,683	$ 25,415,430	16.9%
Fidelity Consumer Discretionary Central Fund	146,263,309	2,998,998	40,422,974	136,069,986	22.5%
Fidelity Consumer Staples Central Fund	147,396,511	4,476,764	35,889,834	127,570,864	20.5%
Fidelity Emerging Markets Equity Central Fund	53,109,628	36,153,009	7,825,207	97,790,561	24.8%
Fidelity Energy Central Fund	162,752,963	3,173,947	36,439,676	128,969,183	20.9%
Fidelity Financials Central Fund	216,639,893	43,255,786	30,959,263	220,799,745	21.1%
Fidelity Floating Rate Central Fund	28,516,136	46,683,967	1,036	77,935,224	2.8%
Fidelity Health Care Central Fund	189,610,749	3,017,084	52,300,773	156,854,066	22.4%
Fidelity High Income Central Fund 1	89,525,548	8,810,045	4,513,749	101,665,775	17.0%
Fidelity Industrials Central Fund	169,985,596	3,480,662	54,091,912	146,394,662	22.3%
Fidelity Information Technology Central Fund	283,273,466	3,592,268	114,305,100	221,911,599	22.1%
Fidelity International Equity Central Fund	204,250,748	218,123,879	19,067,033	416,002,632	24.7%
Fidelity Materials Central Fund	64,035,028	2,171,834	21,756,067	49,299,265	22.0%
Fidelity Tactical Income Central Fund	543,780,680	36,331,914	94,492,940	522,594,935	11.6%
Fidelity Telecom Services Central Fund	48,675,698	1,595,382	17,555,113	38,131,375	21.2%
Fidelity Utilities Central Fund	50,755,053	2,093,925	8,706,067	48,555,300	21.9%
Total	$ 2,398,571,006	$ 454,015,552	$ 552,497,427	$ 2,515,960,602
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,813,764,668	$ 1,813,764,668	$ -	$ -
Fixed-Income Central Funds	702,195,934	702,195,934	-	-
Money Market Central Funds	69,377,195	69,377,195	-	-
U.S. Treasury Obligations	5,799,228	-	5,799,228	-
Total Investments in Securities:	$ 2,591,137,025	$ 2,585,337,797	$ 5,799,228	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,705,868	$ 1,705,868	$ -	$ -
Liabilities
Futures Contracts	$ (19,843)	$ (19,843)	$ -	$ -
Total Derivative Instruments:	$ 1,686,025	$ 1,686,025	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,705,868	$ (19,843)
Total Value of Derivatives	$ 1,705,868	$ (19,843)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.6%
AAA,AA,A	3.6%
BBB	2.9%
BB	2.8%
B	3.1%
CCC,CC,C	0.8%
D	0.0% *
Not Rated	1.0%
Equities	72.0%
Short-Term Investments and Net Other Assets	0.2%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.1%
United Kingdom	4.9%
Japan	2.7%
Switzerland	1.8%
France	1.5%
Germany	1.4%
Canada	1.2%
Cayman Islands	1.1%
Bermuda	1.1%
Brazil	1.0%
Netherlands	1.0%
Spain	1.0%
Others (Individually Less Than 1%)	9.2%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $488,478,911 of which $82,190,858, $17,772,552, $308,410,806 and $80,104,695 will expire on September 30, 2011, 2016, 2017 and 2018, respectively. The capital loss carryforward expiring September 30, 2016 was acquired from Advisor Asset Manager 70% Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,799,283)	$ 5,799,228
Fidelity Central Funds (cost $2,645,160,112)	2,585,337,797
Total Investments (cost $2,650,959,395)		$ 2,591,137,025
Receivable for investments sold		3,059,542
Receivable for fund shares sold		1,517,489
Distributions receivable from Fidelity Central Funds		15,076
Other receivables		151,478
Total assets		2,595,880,610

Liabilities
Payable for fund shares redeemed	$ 3,737,708
Accrued management fee	1,184,313
Distribution and service plan fees payable	82,792
Payable for daily variation on futures contracts	500,080
Other affiliated payables	483,044
Other payables and accrued expenses	89,240
Total liabilities		6,077,177

Net Assets		$ 2,589,803,433
Net Assets consist of:
Paid in capital		$ 2,889,902,656
Undistributed net investment income		27,667,476
Accumulated undistributed net realized gain (loss) on investments		(269,630,407)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(58,136,292)
Net Assets		$ 2,589,803,433

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,292,614 ÷ 7,303,587 shares)		$ 15.24

Maximum offering price per share (100/94.25 of $15.24)		$ 16.17
Class T: Net Asset Value and redemption price per share ($45,393,511 ÷ 2,984,774 shares)		$ 15.21

Maximum offering price per share (100/96.50 of $15.21)		$ 15.76
Class B: Net Asset Value and offering price per share ($14,696,133 ÷ 970,071 shares)A		$ 15.15

Class C: Net Asset Value and offering price per share ($34,846,524 ÷ 2,303,251 shares)A		$ 15.13

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,357,618,324 ÷ 154,279,061 shares)		$ 15.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,956,327 ÷ 1,697,641 shares)		$ 15.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 3,111
Income from Fidelity Central Funds		56,239,065
Total income		56,242,176

Expenses
Management fee	$ 13,973,248
Transfer agent fees	4,953,911
Distribution and service plan fees	1,014,522
Accounting and security lending fees	952,190
Custodian fees and expenses	5,001
Independent trustees' compensation	9,378
Appreciation in deferred trustee compensation account	75
Registration fees	118,140
Audit	43,658
Legal	21,175
Miscellaneous	26,368
Total expenses before reductions	21,117,666
Expense reductions	(552,986)	20,564,680
Net investment income (loss)		35,677,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,862,611
Fidelity Central Funds	11,497,753
Futures contracts	5,878,846
Capital gain distributions from Fidelity Central Funds	203,010
Total net realized gain (loss)		22,442,220
Change in net unrealized appreciation (depreciation) on: Investment securities	204,373,662
Assets and liabilities in foreign currencies	(600)
Futures contracts	1,686,025
Total change in net unrealized appreciation (depreciation)		206,059,087
Net gain (loss)		228,501,307
Net increase (decrease) in net assets resulting from operations		$ 264,178,803

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,677,496	$ 43,435,422
Net realized gain (loss)	22,442,220	(40,181,221)
Change in net unrealized appreciation (depreciation)	206,059,087	84,167,631
Net increase (decrease) in net assets resulting from operations	264,178,803	87,421,832
Distributions to shareholders from net investment income	(38,479,238)	(54,439,794)
Distributions to shareholders from net realized gain	(1,558,563)	-
Total distributions	(40,037,801)	(54,439,794)
Share transactions - net increase (decrease)	(67,975,317)	(97,287,296)
Total increase (decrease) in net assets	156,165,685	(64,305,258)

Net Assets
Beginning of period	2,433,637,748	2,497,943,006
End of period (including undistributed net investment income of $27,667,476 and undistributed net investment income of $30,469,293, respectively)	$ 2,589,803,433	$ 2,433,637,748

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.17	.22	- J
Net realized and unrealized gain (loss)	1.33	.40	(.52)
Total from investment operations	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.30)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.20)	(.30)	-
Net asset value, end of period	$ 15.24	$ 13.94	$ 13.62
Total Return B, C, D	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.10%	1.18%	1.24% A
Net investment income (loss)	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	.19	- J
Net realized and unrealized gain (loss)	1.33	.39	(.52)
Total from investment operations	1.46	.58	(.52)
Distributions from net investment income	(.16)	(.29)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.16) K	(.29)	-
Net asset value, end of period	$ 15.21	$ 13.91	$ 13.62
Total Return B, C, D	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.36%	1.43%	1.49% A
Net investment income (loss)	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.05	.13	- J
Net realized and unrealized gain (loss)	1.33	.39	(.52)
Total from investment operations	1.38	.52	(.52)
Distributions from net investment income	(.08)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09)	(.28)	-
Net asset value, end of period	$ 15.15	$ 13.86	$ 13.62
Total Return B, C, D	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.90%	1.94%	1.99% A
Net investment income (loss)	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.13	- J
Net realized and unrealized gain (loss)	1.33	.39	(.52)
Total from investment operations	1.39	.52	(.52)
Distributions from net investment income	(.11)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.12)	(.28)	-
Net asset value, end of period	$ 15.13	$ 13.86	$ 13.62
Total Return B, C, D	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.82%	1.91%	1.99% A
Net investment income (loss)	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Income from Investment Operations
Net investment income (loss) B	.21	.25	.33	.38	.34
Net realized and unrealized gain (loss)	1.34	.41	(4.06)	1.97	.84
Total from investment operations	1.55	.66	(3.73)	2.35	1.18
Distributions from net investment income	(.23)	(.31)	(.41)	(.39)	(.29)
Distributions from net realized gain	(.01)	-	(.02)	-	(.01)
Total distributions	(.24)	(.31)	(.43)	(.39)	(.30)
Net asset value, end of period	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Total Return A	11.21%	5.59%	(21.46)%	15.07%	7.98%
Ratios to Average Net Assets D
Expenses before reductions	.80%	.88%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.80%	.88%	.79%	.80%	.81%
Expenses net of all reductions	.78%	.86%	.78%	.78%	.79%
Net investment income (loss)	1.47%	2.20%	2.07%	2.26%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093	$ 3,137,094
Portfolio turnover rate C	21%	13%	14% E	14%	82% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E The portfolio turnover rate does not include the assets acquired in the merger.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.21	.25	- I
Net realized and unrealized gain (loss)	1.33	.41	(.52)
Total from investment operations	1.54	.66	(.52)
Distributions from net investment income	(.21)	(.31)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.22)	(.31)	-
Net asset value, end of period	$ 15.29	$ 13.97	$ 13.62
Total Return B, C	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.84%	.90%	1.00% A
Expenses net of all reductions	.82%	.89%	.99% A
Net investment income (loss)	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate E	21%	13%	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.6	1.2
Exxon Mobil Corp.	1.2	0.0
General Electric Co.	0.9	0.6
Google, Inc. Class A	0.9	0.7
Visa, Inc. Class A	0.8	0.1
Procter & Gamble Co.	0.8	0.8
The Coca-Cola Co.	0.7	0.5
Chevron Corp.	0.7	0.0
Synovus Financial Corp.	0.6	0.0
Nestle SA	0.6	0.6
	8.8
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 86.1%	Stock Class and Equity Futures ** 86.2%
Bond Class 12.9%	Bond Class 10.9%
Short-Term Class 1.0%	Short-Term Class 2.9%
* Includes Commodities & Related Investments of 0.9%	** Includes Commodities & Related Investments of 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	20.8
Fidelity Financials Central Fund	11.0
Fidelity Information Technology Central Fund	10.3
Fidelity Health Care Central Fund	7.1
Fidelity Industrials Central Fund	6.6
Fidelity Energy Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.3
Fidelity Consumer Discretionary Central Fund	6.2
Fidelity Emerging Markets Equity Central Fund	4.8
Fidelity Materials Central Fund	2.3
Fidelity Utilities Central Fund	2.2
Fidelity Telecom Services Central Fund	1.8
Fidelity Commodity Strategy Central Fund	0.9
Total Equity Central Funds	86.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.9
Investment Grade Fixed-Income Funds	7.4
Total Fixed-Income Central Funds	13.3
Money Market Central Funds	0.1
Other Short-Term Investments	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 33.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 86.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	558,628	$ 6,100,223
Fidelity Consumer Discretionary Central Fund (b)	365,926	41,517,985
Fidelity Consumer Staples Central Fund (b)	331,130	41,570,091
Fidelity Emerging Markets Equity Central Fund (b)	154,382	31,592,728
Fidelity Energy Central Fund (b)	426,530	42,371,501
Fidelity Financials Central Fund (b)	1,317,780	73,413,516
Fidelity Health Care Central Fund (b)	419,671	47,129,056
Fidelity Industrials Central Fund (b)	355,435	43,949,561
Fidelity Information Technology Central Fund (b)	447,454	68,558,855
Fidelity International Equity Central Fund (b)	2,086,992	138,200,607
Fidelity Materials Central Fund (b)	109,577	15,474,447
Fidelity Telecom Services Central Fund (b)	104,032	12,146,834
Fidelity Utilities Central Fund (b)	152,916	14,855,826
TOTAL EQUITY CENTRAL FUNDS (Cost $593,017,868)		576,881,230
Fixed-Income Central Funds - 13.3%

High Yield Fixed-Income Funds - 5.9%
Fidelity High Income Central Fund 1 (b)	404,623	38,851,929
Investment Grade Fixed-Income Funds - 7.4%
Fidelity Tactical Income Central Fund (b)	484,979	49,220,508
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $81,851,733)		88,072,437
Money Market Central Funds - 0.1%

Fidelity Cash Central Fund, 0.25% (c) (Cost $526,703)	526,703	526,703
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% 11/26/10 (a) (Cost $149,965)	$ 150,000	149,964
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $675,546,269)	665,630,334
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(360,777)
NET ASSETS - 100%	$ 665,269,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
30 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 1,705,050	$ (5,000)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,964.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,084
Fidelity Commodity Strategy Central Fund	8,644
Fidelity Consumer Discretionary Central Fund	469,404
Fidelity Consumer Staples Central Fund	962,609
Fidelity Emerging Markets Equity Central Fund	406,841
Fidelity Energy Central Fund	508,616
Fidelity Financials Central Fund	580,566
Fidelity Health Care Central Fund	373,935
Fidelity High Income Central Fund 1	2,584,635
Fidelity Industrials Central Fund	578,766
Fidelity Information Technology Central Fund	298,361
Fidelity International Equity Central Fund	2,965,997
Fidelity Materials Central Fund	503,278
Fidelity Tactical Income Central Fund	1,666,198
Fidelity Telecom Services Central Fund	366,758
Fidelity Utilities Central Fund	478,429
Total	$ 12,767,121
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 13,952,326	$ 8,023,216	$ 6,100,223	4.1%
Fidelity Consumer Discretionary Central Fund	39,979,382	3,708,685	10,361,415	41,517,985	6.9%
Fidelity Consumer Staples Central Fund	39,673,811	5,662,520	7,271,680	41,570,091	6.7%
Fidelity Emerging Markets Equity Central Fund	17,999,653	11,210,096	2,743,771	31,592,728	8.0%
Fidelity Energy Central Fund	44,764,935	7,631,988	9,697,058	42,371,501	6.9%
Fidelity Financials Central Fund	63,321,485	23,720,071	10,578,413	73,413,516	7.0%
Fidelity Health Care Central Fund	52,034,339	4,245,853	13,825,644	47,129,056	6.7%
Fidelity High Income Central Fund 1	29,367,333	11,233,545	4,396,582	38,851,929	6.5%
Fidelity Industrials Central Fund	43,618,614	4,394,598	12,126,972	43,949,561	6.7%
Fidelity Information Technology Central Fund	74,871,388	6,893,239	27,989,141	68,558,855	6.8%
Fidelity International Equity Central Fund	68,228,457	73,965,432	7,439,320	138,200,607	8.2%
Fidelity Materials Central Fund	16,138,993	1,726,808	3,853,878	15,474,447	6.9%
Fidelity Tactical Income Central Fund	46,186,877	22,712,226	22,841,269	49,220,508	1.1%
Fidelity Telecom Services Central Fund	12,273,530	1,201,246	3,029,877	12,146,834	6.7%
Fidelity Utilities Central Fund	14,732,202	1,810,013	2,966,075	14,855,826	6.7%
Total	$ 563,190,999	$ 194,068,646	$ 147,144,311	$ 664,953,667
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 576,881,230	$ 576,881,230	$ -	$ -
Fixed-Income Central Funds	88,072,437	88,072,437	-	-
Money Market Central Funds	526,703	526,703	-	-
U.S. Treasury Obligations	149,964	-	149,964	-
Total Investments in Securities:	$ 665,630,334	$ 665,480,370	$ 149,964	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,000)	$ (5,000)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (5,000)
Total Value of Derivatives	$ -	$ (5,000)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	5.0%
AAA,AA,A	1.3%
BBB	1.2%
BB	2.0%
B	2.8%
CCC,CC,C	0.9%
Not Rated	0.0% *
Equities	85.4%
Short-Term Investments and Net Other Assets	1.4%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.4%
United Kingdom	5.8%
Japan	3.5%
Switzerland	2.3%
France	1.9%
Germany	1.9%
Spain	1.3%
Netherlands	1.3%
Cayman Islands	1.3%
Brazil	1.2%
Canada	1.1%
China	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.0%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $116,484,972 of which $35,442,899 and $81,042,073 will expire on September 30, 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $149,965)	$ 149,964
Fidelity Central Funds (cost $675,396,304)	665,480,370
Total Investments (cost $675,546,269)		$ 665,630,334
Receivable for investments sold		916,010
Receivable for fund shares sold		725,660
Distributions receivable from Fidelity Central Funds		372
Other receivables		39,918
Total assets		667,312,294

Liabilities
Payable for fund shares redeemed	$ 1,539,986
Accrued management fee	302,124
Transfer agent fee payable	123,687
Distribution and service plan fees payable	23,034
Payable for daily variation on futures contracts	6,298
Other affiliated payables	19,591
Other payables and accrued expenses	28,017
Total liabilities		2,042,737

Net Assets		$ 665,269,557
Net Assets consist of:
Paid in capital		$ 732,337,948
Undistributed net investment income		5,902,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,050,303)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,920,257)
Net Assets		$ 665,269,557

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,550,091 ÷ 3,723,885 shares)		$ 12.23

Maximum offering price per share (100/94.25 of $12.23)		$ 12.98
Class T: Net Asset Value and redemption price per share ($7,153,696 ÷ 587,006 shares)		$ 12.19

Maximum offering price per share (100/96.50 of $12.19)		$ 12.63
Class B: Net Asset Value and offering price per share ($3,797,732 ÷ 313,316 shares)A		$ 12.12

Class C: Net Asset Value and offering price per share ($9,944,587 ÷ 822,135 shares)A		$ 12.10

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($592,472,207 ÷ 48,110,119 shares)		$ 12.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,351,244 ÷ 516,482 shares)		$ 12.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 6
Income from Fidelity Central Funds		12,767,121
Total income		12,767,127

Expenses
Management fee	$ 3,546,418
Transfer agent fees	1,508,563
Distribution and service plan fees	237,623
Accounting fees and expenses	235,529
Custodian fees and expenses	5,001
Independent trustees' compensation	2,216
Registration fees	112,630
Audit	44,507
Legal	3,207
Miscellaneous	10,237
Total expenses before reductions	5,705,931
Expense reductions	(154,703)	5,551,228
Net investment income (loss)		7,215,899
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	650,697
Fidelity Central Funds	21,792,835
Foreign currency transactions	2,360
Capital gain distributions from Fidelity Central Funds	47,615
Total net realized gain (loss)		22,493,507
Change in net unrealized appreciation (depreciation) on: Investment securities	33,045,497
Assets and liabilities in foreign currencies	(4,274)
Futures contracts	(5,000)
Total change in net unrealized appreciation (depreciation)		33,036,223
Net gain (loss)		55,529,730
Net increase (decrease) in net assets resulting from operations		$ 62,745,629

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,215,899	$ 6,815,943
Net realized gain (loss)	22,493,507	(5,452,798)
Change in net unrealized appreciation (depreciation)	33,036,223	28,076,082
Net increase (decrease) in net assets resulting from operations	62,745,629	29,439,227
Distributions to shareholders from net investment income	(6,228,674)	(7,455,362)
Distributions to shareholders from net realized gain	(795,094)	-
Total distributions	(7,023,768)	(7,455,362)
Share transactions - net increase (decrease)	41,004,775	81,350,268
Total increase (decrease) in net assets	96,726,636	103,334,133

Net Assets
Beginning of period	568,542,921	465,208,788
End of period (including undistributed net investment income of $5,902,169 and undistributed net investment income of $4,914,856, respectively)	$ 665,269,557	$ 568,542,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.11	.14	.17	.19
Net realized and unrealized gain (loss)	1.06	.27	(3.74)	2.05
Total from investment operations	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.12) I	(.17)	(.26)	(.22)
Net asset value, end of period	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B, C, D	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.08	.11	.13	.15
Net realized and unrealized gain (loss)	1.06	.27	(3.73)	2.06
Total from investment operations	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.09) I	(.15)	(.23)	(.22)
Net asset value, end of period	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B, C, D	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.01	.06	.06	.08
Net realized and unrealized gain (loss)	1.06	.28	(3.72)	2.07
Total from investment operations	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.04) I	(.09)	(.19)	(.21)
Net asset value, end of period	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B, C, D	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.02	.07	.07	.08
Net realized and unrealized gain (loss)	1.06	.28	(3.71)	2.06
Total from investment operations	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B, C, D	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Income from Investment Operations
Net investment income (loss) B	.14	.16	.20	.23	.18
Net realized and unrealized gain (loss)	1.07	.27	(3.76)	2.02	.98
Total from investment operations	1.21	.43	(3.56)	2.25	1.16
Distributions from net investment income	(.12)	(.18)	(.23)	(.21)	(.06)
Distributions from net realized gain	(.02)	-	(.03)	(.02)	-
Total distributions	(.14)	(.18)	(.26)	(.23)	(.06)
Net asset value, end of period	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Total Return A	10.81%	4.54%	(24.43)%	17.77%	9.95%
Ratios to Average Net Assets D
Expenses before reductions	.86%	.95%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.86%	.95%	.87%	.87%	.91%
Expenses net of all reductions	.84%	.94%	.86%	.86%	.87%
Net investment income (loss)	1.17%	1.72%	1.54%	1.62%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 592,472	$ 528,720	$ 440,040	$ 576,458	$ 448,831
Portfolio turnover rate C	25%	7%	20%	31%	187% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.14	.17	.21	.23
Net realized and unrealized gain (loss)	1.07	.28	(3.76)	2.07
Total from investment operations	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.15) H	(.21)	(.27)	(.23)
Net asset value, end of period	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B, C	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.80%	.81%	.77%	.81% A
Net investment income (loss)	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect the class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio *
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Repurchase Agreements Futures Swap Agreements	.06%
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy Central Fund and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .12%.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 3,044,173,522	$ 139,709,603	$ (47,463,808)	$ 92,245,795
Fidelity Asset Manager 30%	125,636,462	5,928,736	(1,686,685)	4,242,051
Fidelity Asset Manager 40%	87,710,011	5,056,612	(1,739,058)	3,317,554
Fidelity Asset Manager 50%	6,075,486,663	613,464,502	(290,739,468)	322,725,034
Fidelity Asset Manager 60%	126,097,696	8,813,387	(3,062,073)	5,751,314
Fidelity Asset Manager 70%	2,434,690,940	297,320,071	(140,873,986)	156,446,085
Fidelity Asset Manager 85%	623,443,816	82,675,994	(40,489,476)	42,186,518

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 9,427,384	$ -	$ (73,793,498)	$ 92,245,795
Fidelity Asset Manager 30%	3,191,454	597,915	-	4,242,051
Fidelity Asset Manager 40%	2,297,323	319,496	-	3,317,554
Fidelity Asset Manager 50%	38,505,531	-	(601,103,300)	322,725,034
Fidelity Asset Manager 60%	4,645,255	41,289	-	5,751,314
Fidelity Asset Manager 70%	31,993,427	-	(488,478,911)	156,446,138
Fidelity Asset Manager 85%	7,229,383	-	(116,484,972)	42,187,199

The tax character of distributions paid was as follows:

September 30, 2010
Ordinary Income
Fidelity Asset Manager 20%	$ 55,007,966
Fidelity Asset Manager 30%	2,393,534
Fidelity Asset Manager 40%	1,349,111
Fidelity Asset Manager 50%	118,842,592
Fidelity Asset Manager 60%	1,129,447
Fidelity Asset Manager 70%	40,037,801
Fidelity Asset Manager 85%	7,023,768

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

September 30, 2009
Ordinary Income
Fidelity Asset Manager 20%	$ 71,793,201
Fidelity Asset Manager 30%	1,165,886
Fidelity Asset Manager 40%	608,662
Fidelity Asset Manager 50%	183,355,430
Fidelity Asset Manager 60%	387,880
Fidelity Asset Manager 70%	54,439,794
Fidelity Asset Manager 85%	7,455,362

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds use derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives may increase or decrease their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The tables below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 2,816,682	$ 899,849
Totals (a)	$ 2,816,682	$ 899,849
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ -	$ (500)
Totals (a)	$ -	$ (500)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 13,729,132	$ 2,885,667
Totals (a)	$ 13,729,132	$ 2,885,667
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ -	$ (1,668)
Totals (a)	$ -	$ (1,668)

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 5,878,846	$ 1,686,025
Totals (a)	$ 5,878,846	$ 1,686,025
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ -	$ (5,000)
Totals (a)	$ -	$ (5,000)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds use futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	675,590,986	382,646,347
Fidelity Asset Manager 30%	57,949,497	17,082,581
Fidelity Asset Manager 40%	49,537,075	13,768,959
Fidelity Asset Manager 50%	1,090,571,883	1,480,746,591
Fidelity Asset Manager 60%	78,074,864	20,333,861
Fidelity Asset Manager 70%	502,699,654	603,251,683
Fidelity Asset Manager 85%	203,805,466	157,295,156

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR pays a portion of management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds have invested in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in the amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 11,202
Fidelity Asset Manager 30%	394
Fidelity Asset Manager 40%	300
Fidelity Asset Manager 50%	31,712
Fidelity Asset Manager 60%	593
Fidelity Asset Manager 70%	14,627
Fidelity Asset Manager 85%	4,674

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 69,124	$ 11,689
Class T	.25%	.25%	65,524	28
Class B	.75%	.25%	33,552	25,172
Class C	.75%	.25%	129,218	57,453
			$ 297,418	$ 94,342
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 14,906	$ 1,293
Class T	.25%	.25%	22,981	27
Class B	.75%	.25%	10,675	8,028
Class C	.75%	.25%	37,881	17,678
			$ 86,443	$ 27,026
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 11,566	$ 1,049
Class T	.25%	.25%	11,222	160
Class B	.75%	.25%	11,567	9,650
Class C	.75%	.25%	17,806	10,232
			$ 52,161	$ 21,091
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 86,987	$ 18,817
Class T	.25%	.25%	70,250	72
Class B	.75%	.25%	41,772	31,360
Class C	.75%	.25%	115,989	44,375
			$ 314,998	$ 94,624
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 32,351	$ 5,535
Class T	.25%	.25%	24,252	-
Class B	.75%	.25%	17,806	13,371
Class C	.75%	.25%	34,971	17,150
			$ 109,380	$ 36,056

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 70%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 246,334	$ 14,975
Class T	.25%	.25%	226,940	616
Class B	.75%	.25%	164,802	123,677
Class C	.75%	.25%	376,446	63,921
			$ 1,014,522	$ 203,189
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 84,863	$ 4,968
Class T	.25%	.25%	30,880	14
Class B	.75%	.25%	36,046	27,042
Class C	.75%	.25%	85,834	26,023
			$ 237,623	$ 58,047

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 30,542
Class T	7,593
Class B*	7,607
Class C*	2,173
$ 47,915
Fidelity Asset Manager 30%
Class A	$ 14,569
Class T	9,462
Class B*	331
Class C*	643
$ 25,005
Fidelity Asset Manager 40%
Class A	$ 11,685
Class T	1,706
Class B*	2,190
Class C*	12
$ 15,593
Fidelity Asset Manager 50%
Class A	$ 40,501
Class T	17,566
Class B*	9,316
Class C*	3,030
$ 70,413
Fidelity Asset Manager 60%
Class A	$ 21,007
Class T	5,814
Class B*	8,326
Class C*	1,178
$ 36,325

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 70%	Retained by FDC
Class A	$ 35,790
Class T	9,688
Class B*	34,738
Class C*	21,377
$ 101,593
Fidelity Asset Manager 85%
Class A	$ 27,725
Class T	5,929
Class B*	9,851
Class C*	1,678
$ 45,183

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 35,947.13
Class T	17,731.14
Class B	6,964.21
Class C	19,640.15
Asset Manager 20%	2,722,518.10
Institutional Class	3,389.10
	$ 2,806,189
Fidelity Asset Manager 30%
Class A	$ 7,964.13
Class T	5,022.11
Class B	1,946.18
Class C	4,976.13
Asset Manager 30%	82,441.10
Institutional Class	1,092.12
	$ 103,441
Fidelity Asset Manager 40%
Class A	$ 7,683.17
Class T	3,416.15
Class B	1,734.15
Class C	2,794.16
Asset Manager 40%	61,082.10
Institutional Class	966.10
	$ 77,675

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 50%	Amount	% of Average Net Assets
Class A	$ 66,417.19
Class T	26,053.19
Class B	10,189.24
Class C	24,245.21
Asset Manager 50%	10,831,066.18
Institutional Class	6,328.17
	$ 10,964,298
Fidelity Asset Manager 60%
Class A	$ 30,774.24
Class T	10,149.21
Class B	5,289.30
Class C	7,938.23
Asset Manager 60%	133,085.17
Institutional Class	4,394.21
	$ 191,629
Fidelity Asset Manager 70%
Class A	$ 260,279.26
Class T	122,504.27
Class B	51,003.31
Class C	88,797.24
Asset Manager 70%	4,375,807.19
Institutional Class	55,521.23
	$ 4,953,911
Fidelity Asset Manager 85%
Class A	$ 78,600.23
Class T	14,398.23
Class B	11,227.31
Class C	20,933.24
Asset Manager 85%	1,374,762.24
Institutional Class	8,643.20
	$ 1,508,563

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 10,150
Fidelity Asset Manager 30%	343
Fidelity Asset Manager 40%	225
Fidelity Asset Manager 50%	24,381
Fidelity Asset Manager 60%	343
Fidelity Asset Manager 70%	9,782
Fidelity Asset Manager 85%	2,414

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Asset Manager 50%	$ 5,254
Fidelity Asset Manager 70%	2,750

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 20%
Class B	1.65%	$ 565
Fidelity Asset Manager 30%
Class A	.90%	4,673
Class T	1.15%	1,838
Class B	1.65%	1,394
Class C	1.65%	2,791
Asset Manager 30%	.65%	37,250
Institutional Class	.65%	601
Fidelity Asset Manager 40%
Class A	.90%	7,689
Class T	1.15%	3,741
Class B	1.65%	1,907
Class C	1.65%	2,970
Asset Manager 40%	.65%	61,889
Institutional Class	.65%	1,058
Fidelity Asset Manager 60%
Class A	1.10%	16,489
Class T	1.35%	5,085
Class B	1.85%	3,503
Class C	1.85%	4,276
Asset Manager 60%	.85%	51,285
Institutional Class	.85%	2,105

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced the class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 47,080

Annual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Asset Manager 20%	$ 140,126	$ -
Fidelity Asset Manager 30%	7,373	2
Fidelity Asset Manager 40%	6,847	3
Fidelity Asset Manager 50%	859,605	31
Fidelity Asset Manager 60%	15,868	3
Fidelity Asset Manager 70%	491,261	18
Fidelity Asset Manager 85%	150,028	1

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2010	2009
Fidelity Asset Manager 20%
From net investment income
Class A	$ 475,459	$ 437,282
Class T	190,636	183,229
Class B	31,286	54,423
Class C	123,802	126,202
Asset Manager 20%	53,054,555	70,916,093
Institutional Class	69,084	75,972
Total	$ 53,944,822	$ 71,793,201
From net realized gain
Class A	$ 11,003	$ -
Class T	4,680	-
Class B	1,342	-
Class C	4,617	-
Asset Manager 20%	1,040,320	-
Institutional Class	1,182	-
Total	$ 1,063,144	$ -
Fidelity Asset Manager 30%
From net investment income
Class A	$ 105,939	$ 52,355
Class T	69,241	32,661
Class B	11,715	11,038
Class C	40,459	34,391
Asset Manager 30%	1,732,423	1,021,321
Institutional Class	19,380	14,120
Total	$ 1,979,157	$ 1,165,886
From net realized gain
Class A	$ 23,619	$ -
Class T	12,739	-
Class B	4,604	-
Class C	14,101	-
Asset Manager 30%	355,511	-
Institutional Class	3,803	-
Total	$ 414,377	$ -

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended September 30,	2010	2009
Fidelity Asset Manager 40%
From net investment income
Class A	$ 68,525	$ 72,060
Class T	30,736	39,765
Class B	10,251	20,040
Class C	16,142	21,439
Asset Manager 40%	1,020,274	425,812
Institutional Class	18,025	29,546
Total	$ 1,163,953	$ 608,662
From net realized gain
Class A	$ 12,119	$ -
Class T	6,626	-
Class B	3,795	-
Class C	5,380	-
Asset Manager 40%	154,380	-
Institutional Class	2,858	-
Total	$ 185,158	$ -
Fidelity Asset Manager 50%
From net investment income
Class A	$ 555,656	$ 397,973
Class T	194,817	166,065
Class B	37,330	46,365
Class C	109,897	113,113
Asset Manager 50%	117,879,331	177,932,255
Institutional Class	65,561	38,741
Total	$ 118,842,592	$ 178,694,512
From net realized gain
Class A	$ -	$ 8,976
Class T	-	4,405
Class B	-	1,523
Class C	-	3,756
Asset Manager 50%	-	4,641,464
Institutional Class	-	794
Total	$ -	$ 4,660,918
Fidelity Asset Manager 60%
From net investment income
Class A	$ 77,496	$ 47,042
Class T	32,293	27,701
Class B	7,178	7,436
Class C	17,988	11,096
Asset Manager 60%	778,488	284,188
Institutional Class	15,127	10,417
Total	$ 928,570	$ 387,880
From net realized gain
Class A	$ 18,234	$ -
Class T	9,498	-
Class B	3,988	-
Class C	7,195	-
Asset Manager 60%	158,875	-
Institutional Class	3,087	-
Total	$ 200,877	$ -

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2010	2009
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,226,342	$ 1,931,219
Class T	502,886	1,065,951
Class B	100,145	447,034
Class C	299,307	727,522
Asset Manager 70%	36,045,406	49,684,258
Institutional Class	305,152	583,810
Total	$ 38,479,238	$ 54,439,794
From net realized gain
Class A	$ 58,090	$ -
Class T	29,200	-
Class B	11,267	-
Class C	24,268	-
Asset Manager 70%	1,422,844	-
Institutional Class	12,894	-
Total	$ 1,558,563	$ -
Fidelity Asset Manager 85%
From net investment income
Class A	$ 256,905	$ 236,401
Class T	40,431	60,047
Class B	8,273	22,565
Class C	29,342	40,556
Asset Manager 85%	5,859,302	7,078,878
Institutional Class	34,421	16,915
Total	$ 6,228,674	$ 7,455,362
From net realized gain
Class A	$ 36,067	$ -
Class T	7,677	-
Class B	4,432	-
Class C	10,735	-
Asset Manager 85%	732,414	-
Institutional Class	3,769	-
Total	$ 795,094	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Fidelity Asset Manager 20%
Class A
Shares sold	1,367,399	1,881,552	$ 16,545,993	$ 20,262,428
Reinvestment of distributions	38,433	36,721	463,570	395,323
Shares redeemed	(988,893)	(551,418)	(11,988,031)	(5,902,669)
Net increase (decrease)	416,939	1,366,855	$ 5,021,532	$ 14,755,082
Class T
Shares sold	634,304	556,534	$ 7,654,118	$ 5,957,883
Reinvestment of distributions	14,578	15,725	175,697	167,994
Shares redeemed	(241,304)	(154,805)	(2,918,698)	(1,648,787)
Net increase (decrease)	407,578	417,454	$ 4,911,117	$ 4,477,090
Class B
Shares sold	150,755	172,271	$ 1,815,797	$ 1,835,013
Reinvestment of distributions	2,232	4,084	26,851	43,418
Shares redeemed	(86,323)	(120,458)	(1,047,878)	(1,269,080)
Net increase (decrease)	66,664	55,897	$ 794,770	$ 609,351

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Class C
Shares sold	707,792	590,588	$ 8,509,802	$ 6,323,524
Reinvestment of distributions	8,699	8,209	104,701	87,576
Shares redeemed	(239,520)	(141,658)	(2,885,264)	(1,492,459)
Net increase (decrease)	476,971	457,139	$ 5,729,239	$ 4,918,641
Asset Manager 20%
Shares sold	89,853,862	58,768,202	$ 1,090,949,570	$ 637,513,025
Reinvestment of distributions	4,305,872	6,354,880	52,019,005	67,864,384
Shares redeemed	(45,372,516)	(69,477,950)	(550,784,654)	(731,982,311)
Net increase (decrease)	48,787,218	(4,354,868)	$ 592,183,921	$ (26,604,902)
Institutional Class
Shares sold	185,035	137,005	$ 2,260,347	$ 1,434,782
Reinvestment of distributions	4,900	6,581	59,203	70,199
Shares redeemed	(41,041)	(66,987)	(497,978)	(711,929)
Net increase (decrease)	148,894	76,599	$ 1,821,572	$ 793,052
Fidelity Asset Manager 30%
Class A
Shares sold	481,437	414,025	$ 4,474,112	$ 3,417,018
Reinvestment of distributions	12,728	5,517	117,278	44,542
Shares redeemed	(194,516)	(76,929)	(1,817,919)	(581,256)
Net increase (decrease)	299,649	342,613	$ 2,773,471	$ 2,880,304
Class T
Shares sold	473,652	161,111	$ 4,403,570	$ 1,317,197
Reinvestment of distributions	6,299	4,011	57,955	32,253
Shares redeemed	(120,471)	(47,688)	(1,126,266)	(365,440)
Net increase (decrease)	359,480	117,434	$ 3,335,259	$ 984,010
Class B
Shares sold	71,130	79,409	$ 658,742	$ 635,086
Reinvestment of distributions	1,674	1,314	15,388	10,518
Shares redeemed	(19,903)	(50,703)	(184,038)	(394,045)
Net increase (decrease)	52,901	30,020	$ 490,092	$ 251,559
Class C
Shares sold	302,815	174,653	$ 2,799,313	$ 1,440,050
Reinvestment of distributions	5,167	4,010	47,447	32,219
Shares redeemed	(87,963)	(74,546)	(812,117)	(607,066)
Net increase (decrease)	220,019	104,117	$ 2,034,643	$ 865,203
Asset Manager 30%
Shares sold	7,460,776	6,904,812	$ 69,439,946	$ 55,910,068
Reinvestment of distributions	222,139	123,690	2,047,681	996,564
Shares redeemed	(3,146,665)	(3,262,135)	(29,237,305)	(25,731,823)
Net increase (decrease)	4,536,250	3,766,367	$ 42,250,322	$ 31,174,809
Institutional Class
Shares sold	46,009	85,817	$ 428,927	$ 690,781
Reinvestment of distributions	2,159	1,745	19,894	13,913
Shares redeemed	(12,736)	(26,231)	(118,003)	(202,728)
Net increase (decrease)	35,432	61,331	$ 330,818	$ 501,966
Fidelity Asset Manager 40%
Class A
Shares sold	685,528	949,479	$ 6,145,461	$ 6,910,670
Reinvestment of distributions	8,721	9,317	77,631	69,821
Shares redeemed	(359,739)	(867,182)	(3,238,124)	(6,423,492)
Net increase (decrease)	334,510	91,614	$ 2,984,968	$ 556,999
Class T
Shares sold	126,436	151,870	$ 1,154,388	$ 1,163,455
Reinvestment of distributions	3,765	5,024	33,340	38,279
Shares redeemed	(53,808)	(137,056)	(480,791)	(1,041,565)
Net increase (decrease)	76,393	19,838	$ 706,937	$ 160,169

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Class B
Shares sold	53,050	75,414	$ 481,946	$ 591,777
Reinvestment of distributions	1,544	2,558	13,592	19,564
Shares redeemed	(84,907)	(97,756)	(764,684)	(742,267)
Net increase (decrease)	(30,313)	(19,784)	$ (269,146)	$ (130,926)
Class C
Shares sold	176,368	99,725	$ 1,595,392	$ 770,448
Reinvestment of distributions	2,348	2,748	20,782	20,997
Shares redeemed	(113,922)	(99,318)	(1,024,426)	(755,114)
Net increase (decrease)	64,794	3,155	$ 591,748	$ 36,331
Asset Manager 40%
Shares sold	5,951,044	3,849,199	$ 54,037,260	$ 29,825,562
Reinvestment of distributions	128,632	55,087	1,146,456	419,676
Shares redeemed	(1,990,425)	(1,075,285)	(18,032,627)	(8,018,930)
Net increase (decrease)	4,089,251	2,829,001	$ 37,151,089	$ 22,226,308
Institutional Class
Shares sold	43,724	13,481	$ 396,689	$ 108,903
Reinvestment of distributions	2,073	3,839	18,388	29,314
Shares redeemed	(58,636)	(70,040)	(529,624)	(528,051)
Net increase (decrease)	(12,839)	(52,720)	$ (114,547)	$ (389,834)
Fidelity Asset Manager 50%
Class A
Shares sold	1,768,497	1,405,280	$ 24,843,354	$ 16,539,899
Reinvestment of distributions	39,139	33,431	538,102	384,422
Shares redeemed	(634,941)	(364,826)	(8,848,722)	(4,155,231)
Net increase (decrease)	1,172,695	1,073,885	$ 16,532,734	$ 12,769,090
Class T
Shares sold	654,048	545,417	$ 9,197,213	$ 6,332,321
Reinvestment of distributions	11,943	13,658	163,485	157,088
Shares redeemed	(293,305)	(169,205)	(4,053,154)	(1,916,167)
Net increase (decrease)	372,686	389,870	$ 5,307,544	$ 4,573,242
Class B
Shares sold	140,996	180,306	$ 1,961,869	$ 2,100,830
Reinvestment of distributions	2,176	3,715	29,634	42,668
Shares redeemed	(71,158)	(85,486)	(992,074)	(956,143)
Net increase (decrease)	72,014	98,535	$ 999,429	$ 1,187,355
Class C
Shares sold	514,603	485,121	$ 7,167,376	$ 5,631,940
Reinvestment of distributions	5,349	6,698	73,042	76,866
Shares redeemed	(205,830)	(159,202)	(2,870,242)	(1,747,618)
Net increase (decrease)	314,122	332,617	$ 4,370,176	$ 3,961,188
Asset Manager 50%
Shares sold	39,143,638	32,974,289	$ 547,613,737	$ 383,017,644
Reinvestment of distributions	8,294,224	15,343,644	113,952,368	176,555,039
Shares redeemed	(62,411,690)	(89,247,824)	(871,172,919)	(998,197,300)
Net increase (decrease)	(14,973,828)	(40,929,891)	$ (209,606,814)	$ (438,624,617)
Institutional Class
Shares sold	222,454	160,648	$ 3,106,030	$ 1,795,413
Reinvestment of distributions	4,425	3,452	61,031	39,144
Shares redeemed	(55,339)	(20,390)	(764,414)	(236,895)
Net increase (decrease)	171,540	143,710	$ 2,402,647	$ 1,597,662

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Fidelity Asset Manager 60%
Class A
Shares sold	2,141,689	626,963	$ 18,693,310	$ 4,408,112
Reinvestment of distributions	10,621	7,097	90,700	46,058
Shares redeemed	(619,019)	(310,140)	(5,333,003)	(2,115,814)
Net increase (decrease)	1,533,291	323,920	$ 13,451,007	$ 2,338,356
Class T
Shares sold	311,692	416,315	$ 2,738,228	$ 2,870,184
Reinvestment of distributions	4,505	3,579	38,385	23,192
Shares redeemed	(78,586)	(152,802)	(687,458)	(1,011,101)
Net increase (decrease)	237,611	267,092	$ 2,089,155	$ 1,882,275
Class B
Shares sold	106,824	142,861	$ 926,842	$ 1,024,160
Reinvestment of distributions	1,168	1,109	9,963	7,209
Shares redeemed	(72,845)	(97,132)	(631,010)	(678,465)
Net increase (decrease)	35,147	46,838	$ 305,795	$ 352,904
Class C
Shares sold	338,644	185,591	$ 2,936,397	$ 1,330,330
Reinvestment of distributions	2,900	1,710	24,677	11,096
Shares redeemed	(119,896)	(149,285)	(1,035,525)	(992,160)
Net increase (decrease)	221,648	38,016	$ 1,925,549	$ 349,266
Asset Manager 60%
Shares sold	7,782,273	6,524,913	$ 68,206,585	$ 46,957,848
Reinvestment of distributions	106,708	42,505	912,356	275,857
Shares redeemed	(3,614,653)	(3,253,446)	(31,454,344)	(22,687,629)
Net increase (decrease)	4,274,328	3,313,972	$ 37,664,597	$ 24,546,076
Institutional Class
Shares sold	314,085	54,932	$ 2,733,458	$ 380,285
Reinvestment of distributions	2,063	1,605	17,638	10,417
Shares redeemed	(66,069)	(55,951)	(571,142)	(394,752)
Net increase (decrease)	250,079	586	$ 2,179,954	$ (4,050)
Fidelity Asset Manager 70%
Class A
Shares sold	2,439,457	2,173,509	$ 35,293,218	$ 24,367,312
Reinvestment of distributions	86,409	173,733	1,220,957	1,832,882
Shares redeemed	(1,605,541)	(2,500,085)	(23,055,336)	(28,216,639)
Net increase (decrease)	920,325	(152,843)	$ 13,458,839	$ (2,016,445)
Class T
Shares sold	356,464	558,875	$ 5,148,505	$ 6,345,694
Reinvestment of distributions	36,625	97,734	517,509	1,031,095
Shares redeemed	(759,609)	(1,157,915)	(10,971,045)	(12,984,993)
Net increase (decrease)	(366,520)	(501,306)	$ (5,305,031)	$ (5,608,204)
Class B
Shares sold	120,139	175,683	$ 1,720,713	$ 1,996,401
Reinvestment of distributions	7,309	39,046	103,353	411,939
Shares redeemed	(485,446)	(614,001)	(6,998,049)	(6,696,000)
Net increase (decrease)	(357,998)	(399,272)	$ (5,173,983)	$ (4,287,660)
Class C
Shares sold	670,000	421,289	$ 9,564,163	$ 4,898,274
Reinvestment of distributions	20,374	60,708	287,474	640,464
Shares redeemed	(885,534)	(756,167)	(12,736,288)	(8,424,208)
Net increase (decrease)	(195,160)	(274,170)	$ (2,884,651)	$ (2,885,470)
Asset Manager 70%
Shares sold	18,494,614	15,475,772	$ 267,814,520	$ 179,846,118
Reinvestment of distributions	2,604,232	4,628,030	36,823,839	48,825,720
Shares redeemed	(25,377,580)	(28,165,016)	(366,190,757)	(314,686,965)
Net increase (decrease)	(4,278,734)	(8,061,214)	$ (61,552,398)	$ (86,015,127)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Institutional Class
Shares sold	845,988	711,407	$ 12,203,214	$ 8,732,520
Reinvestment of distributions	17,837	55,050	252,400	580,778
Shares redeemed	(1,319,297)	(501,161)	(18,973,707)	(5,787,688)
Net increase (decrease)	(455,472)	265,296	$ (6,518,093)	$ 3,525,610
Fidelity Asset Manager 85%
Class A
Shares sold	2,360,902	1,227,157	$ 27,368,627	$ 11,123,956
Reinvestment of distributions	25,229	27,818	287,611	230,607
Shares redeemed	(675,334)	(419,528)	(7,837,431)	(3,964,719)
Net increase (decrease)	1,710,797	835,447	$ 19,818,807	$ 7,389,844
Class T
Shares sold	262,627	219,201	$ 3,032,066	$ 1,968,756
Reinvestment of distributions	3,776	6,419	42,970	53,147
Shares redeemed	(172,272)	(107,692)	(1,955,847)	(922,904)
Net increase (decrease)	94,131	117,928	$ 1,119,189	$ 1,098,999
Class B
Shares sold	107,436	128,701	$ 1,234,004	$ 1,146,718
Reinvestment of distributions	1,064	2,567	12,100	21,255
Shares redeemed	(76,663)	(75,871)	(883,795)	(628,100)
Net increase (decrease)	31,837	55,397	$ 362,309	$ 539,873
Class C
Shares sold	401,874	396,579	$ 4,614,595	$ 3,589,931
Reinvestment of distributions	3,150	3,717	35,722	30,743
Shares redeemed	(230,999)	(215,928)	(2,661,103)	(1,937,775)
Net increase (decrease)	174,025	184,368	$ 1,989,214	$ 1,682,899
Asset Manager 85%
Shares sold	16,027,071	16,408,620	$ 187,799,889	$ 153,803,706
Reinvestment of distributions	559,712	831,961	6,408,708	6,921,914
Shares redeemed	(15,512,827)	(10,231,882)	(180,949,818)	(90,681,889)
Net increase (decrease)	1,073,956	7,008,699	$ 13,258,779	$ 70,043,731
Institutional Class
Shares sold	462,839	106,499	$ 5,408,316	$ 906,473
Reinvestment of distributions	3,239	1,865	37,020	15,502
Shares redeemed	(85,209)	(38,520)	(988,859)	(327,053)
Net increase (decrease)	380,869	69,844	$ 4,456,477	$ 594,922

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% (funds of Fidelity Charles Street Trust)at September 30, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Charles Street Trust and Fidelity Charles Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2010

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians, brokers and transfer agents; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% as of September 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 30%	$ 597,915
Asset Manager 40%	$ 319,496
Asset Manager 60%	$ 41,289

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Asset Manager 20%
Class A	13.25%
Class T	13.25%
Class B	13.25%
Class C	13.25%
Asset Manager 30%
Class A	12.88%
Class T	12.88%
Class B	12.88%
Class C	12.88%
Asset Manager 40%
Class A	11.63%
Class T	11.63%
Class B	11.63%
Class C	11.63%
Asset Manager 50%
Class A	9.99%
Class T	9.99%
Class B	9.99%
Class C	9.99%
Asset Manager 60%
Class A	8.77%
Class T	8.77%
Class B	8.77%
Class C	8.77%
Asset Manager 70%
Class A	6.45%
Class T	6.45%
Class B	6.45%
Class C	6.45%
Asset Manager 85%
Class A	2.45%
Class T	2.45%
Class B	2.45%
Class C	2.45%

Annual Report

Distributions (Unaudited) - continued

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2010 to September 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$ 36,184,363
Asset Manager 30%	$ 1,345,167
Asset Manager 40%	$ 630,846
Asset Manager 50%	$ 56,767,253

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Asset Manager 20%
October 2009	3%	4%	5%	5%
November 2009	9%	15%	0%	0%
December 2009	7%	8%	11%	11%
January 2010	0%	0%	0%	0%
February 2010	10%	12%	27%	23%
March 2010	11%	13%	32%	32%
April 2010	10%	12%	17%	17%
May 2010	10%	11%	19%	17%
June 2010	10%	12%	18%	18%
July 2010	10%	11%	17%	17%
August 2010	10%	12%	20%	18%
September 2010	10%	12%	18%	18%

	Class A	Class T	Class B	Class C
Asset Manager 30%
December 2009	7%	7%	8%	8%
February 2010	18%	18%	0%	88%
March 2010	15%	18%	26%	26%
April 2010	15%	17%	24%	24%
May 2010	15%	17%	26%	26%
June 2010	15%	17%	22%	24%
July 2010	15%	17%	24%	24%
August 2010	15%	18%	28%	28%
September 2010	15%	17%	23%	23%

	Class A	Class T	Class B	Class C
Asset Manager 40%
April 2010	40%	54%	100%	100%
July 2010	29%	34%	55%	51%

	Class A	Class T	Class B	Class C
Asset Manager 50%
October 2009	2%	2%	3%	3%
December 2009	23%	28%	48%	45%
April 2010	35%	43%	100%	80%
July 2010	33%	38%	55%	53%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2009	27%	32%	51%	40%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 2009	45%	54%	100%	74%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 2009	60%	78%	100%	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Asset Manager 20%
October 2009	5%	5%	7%	7%
November 2009	12%	21%	0%	0%
December 2009	11%	12%	15%	15%
January 2010	0%	0%	0%	0%
February 2010	21%	25%	53%	45%
March 2010	21%	25%	62%	62%
April 2010	20%	23%	34%	34%
May 2010	20%	23%	37%	34%
June 2010	20%	24%	35%	35%
July 2010	20%	22%	34%	34%
August 2010	19%	23%	40%	35%
September 2010	20%	24%	35%	35%

	Class A	Class T	Class B	Class C
Asset Manager 30%
December 2009	10%	10%	11%	11%
February 2010	36%	36%	0%	100%
March 2010	30%	36%	51%	51%
April 2010	29%	34%	49%	49%
May 2010	30%	34%	51%	51%
June 2010	29%	34%	44%	49%
July 2010	29%	34%	49%	49%
August 2010	30%	35%	55%	55%
September 2010	30%	34%	46%	46%

	Class A	Class T	Class B	Class C
Asset Manager 40%
April 2010	82%	100%	100%	100%
July 2010	59%	69%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 50%
October 2009	3%	3%	4%	4%
December 2009	32%	39%	65%	61%
April 2010	68%	85%	100%	100%
July 2010	65%	74%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2009	38%	46%	72%	57%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 2009	62%	75%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 2009	87%	100%	100%	100%

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods, as available, against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For each of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, and Fidelity Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one- or three-year performance, as applicable), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 30%, because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of Institutional Class (Class I) and Class B of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For each of Fidelity Asset Manager 40% and Fidelity Asset Manager 60%, because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of the retail class and Class B of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the period shown. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 24% would mean that 76% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each class of Fidelity Asset Manager 20% ranked below its competitive median for 2009.

The Board noted that the total expenses of each class of Fidelity Asset Manager 30% ranked below its competitive median for 2009.

The Board noted that the total expenses of each class of Fidelity Asset Manager 40% ranked below its competitive median for 2009.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 50% ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 85% ranked below its competitive median for 2009 and the total expenses of each of Class T and Class B ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board also considered that the total expenses of Class B were above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-UANNPRO-1110
1.878288.102

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Annual Report

September 30, 2010

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Prospectus	P-1

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Asset Manager 20% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	8.46%	4.53%	4.73%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Institutional Class on September 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

Fidelity Advisor Asset Manager 20% - Inst CL
Barclays Capital
U.S. Aggregate Bond Index
19,000
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
$10,000
$18,616
$15,877
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 30% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Institutional Class	9.67%	1.54%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Asset Manager 30% - Inst CL
Barclays Capital
U.S. Aggregate Bond Index
13,000
12,000
11,000
10,000
9,500
9,000
8,500
8,000
$7,600
$12,403
$10,465
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 40% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Institutional Class	10.28%	0.42%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Asset Manager 40% - Inst CL
Barclays Capital U.S. Aggregate Bond Index
$12,403
$10,126
13,000
12,000
11,000
10,000
9,000
8,000
$ 7,000
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 50% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	10.87%	3.80%	2.53%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Institutional Class on September 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of the Institutional Class.

Fidelity Advisor Asset Manager 50% - Inst CL
S&P 500 Index
13,500
12,000
11,000
10,000
9,000
8,000
7,000
$ 5,800
$12,839
$9,577
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 60% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Institutional Class	10.88%	-1.50%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Asset Manager 60% - Inst CL
S&P 500 Index
10,000
9,000
8,000
7,000
6,000
$ 4,800
$9,560
$7,801
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 70% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	11.17%	2.75%	1.06%

A The initial offering of Institutional Class shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Institutional Class on September 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Institutional Class took place on September 30, 2008. See above for additional information regarding the performance of Institutional Class.

Fidelity Advisor Asset Manager 70% - Inst CL
S&P 500 Index
12,500
11,000
10,000
9,000
8,000
7,000
$5,800
$11,112
$9,577
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010

Annual Report

Fidelity Advisor Asset Manager 85% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	10.89%	2.62%	-0.44%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Institutional Class on September 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

Fidelity Advisor Asset Manager 85% - Inst CL
S&P 500 Index
12,500
10,000
9,000
8,000
7,000
6,000
5,000
$4,700
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
$9,577
$9,571

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%. In the fixed-income arena, high-yield investments were the best performers amid equity market volatility and investors' thirst for yield. The BofA Merrill Lynch US High Yield Constrained IndexSM gained 18.38%, while investment-grade bonds, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 8.16%. Safer-haven short-term assets generated very little return, adding only 0.14%, as measured by the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: All share classes of the seven Advisor Asset Manager funds solidly outperformed their Composite benchmarks for the year ending September 30, 2010. Favorable asset allocation and solid security selection fueled the funds' strong relative returns. In terms of asset allocation strategy, I generally underweighted investment-grade bonds and cash in favor of out-of-benchmark allocations to high-yield bonds and, to a lesser extent, floating-rate bank-loan securities. Second, I underweighted developed-markets international equities in favor of emerging-markets equities, also not in the benchmarks. This positioning worked well because high-yield bonds outperformed investment-grade bonds and cash by substantial margins, and emerging-markets stocks dramatically outpaced their foreign developed-markets counterparts. Slightly overweighting domestic equities also marginally added to returns. As for security selection, good picks in the investment-grade bond central fund generally added the most value, followed by productive U.S. stock picking. Sizable investments in corporate bonds - particularly those issued by financial institutions - and commercial mortgage-backed securities were instrumental in helping the high-grade bond central fund beat its index. Meanwhile, successful stock choices in the underlying technology, industrials, health care and consumer discretionary central funds propelled the domestic equity portfolio past its benchmark, although holdings in financials and energy dampened results. Positive security selection in developed-markets international equities also meaningfully added to relative performance. There were no notable detractors during the period, although a small stake in the commodities index central fund generally nicked returns.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: The Institutional Class shares of all seven Advisor Asset Manager funds solidly outperformed their Composite benchmarks for the year ending September 30, 2010. Favorable asset allocation and solid security selection fueled the funds' strong relative returns. In terms of asset allocation strategy, I generally underweighted investment-grade bonds and cash in favor of out-of-benchmark allocations to high-yield bonds and, to a lesser extent, floating-rate bank-loan securities. Second, I underweighted developed-markets international equities in favor of emerging-markets equities, also not in the benchmarks. This positioning worked well because high-yield bonds outperformed investment-grade bonds and cash by substantial margins, and emerging-markets stocks dramatically outpaced their foreign developed-markets counterparts. Slightly overweighting domestic equities also marginally added to returns. As for security selection, good picks in the investment-grade bond central fund generally added the most value, followed by productive U.S. stock picking. Sizable investments in corporate bonds - particularly those issued by financial institutions - and commercial mortgage-backed securities were instrumental in helping the high-grade bond central fund beat its index. Meanwhile, successful stock choices in the underlying technology, industrials, health care and consumer discretionary central funds propelled the domestic equity portfolio past its benchmark, although holdings in financials and energy dampened results. Positive security selection in developed-markets international equities also meaningfully added to relative performance. There were no notable detractors during the period, although a small stake in the commodities index central fund generally nicked returns.

It's important to point out that during the period we increased each Composite benchmark's international equity weighting to 30% of the total equity allocation for each fund. For example, the international equity target in Asset Manager 50% is now 15%, or 30% of the total 50% equity allocation. This change also made it possible for all of the funds to have a foreign equity target allocation, whereas previously Asset Manager 20% and 30% did not have a foreign stock component in their benchmarks. Essentially, we raised the international equity targets to give investors greater exposure to an increasingly globalized marketplace.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Fidelity Asset Manager 20%
Class A	.84%
Actual		$ 1,000.00	$ 1,036.10	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26
Class T	1.09%
Actual		$ 1,000.00	$ 1,034.80	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.52
Class B	1.65%
Actual		$ 1,000.00	$ 1,032.10	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.61%
Actual		$ 1,000.00	$ 1,032.30	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Asset Manager 20%	.56%
Actual		$ 1,000.00	$ 1,037.50	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,037.50	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.21	$ 2.89
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,038.30	$ 4.60
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,035.90	$ 5.87
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,034.50	$ 8.42
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,033.40	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 1,038.50	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,038.50	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,034.10	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,032.90	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,029.80	$ 8.40
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,029.50	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 1,034.80	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,034.80	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Fidelity Asset Manager 50%
Class A	.99%
Actual		$ 1,000.00	$ 1,032.10	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.10	$ 5.01
Class T	1.22%
Actual		$ 1,000.00	$ 1,030.80	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17
Class B	1.78%
Actual		$ 1,000.00	$ 1,028.00	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,016.14	$ 9.00
Class C	1.74%
Actual		$ 1,000.00	$ 1,027.80	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.80
Asset Manager 50%	.71%
Actual		$ 1,000.00	$ 1,033.10	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.51	$ 3.60
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,034.00	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.41	$ 3.70
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,025.70	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.35%
Actual		$ 1,000.00	$ 1,024.60	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.85%
Actual		$ 1,000.00	$ 1,021.30	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.85%
Actual		$ 1,000.00	$ 1,021.30	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 1,027.90	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,027.90	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Fidelity Asset Manager 70%
Class A	1.12%
Actual		$ 1,000.00	$ 1,022.80	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.67
Class T	1.38%
Actual		$ 1,000.00	$ 1,021.50	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.98
Class B	1.91%
Actual		$ 1,000.00	$ 1,018.80	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.49	$ 9.65
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Class C	1.84%
Actual		$ 1,000.00	$ 1,018.90	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 70%	.80%
Actual		$ 1,000.00	$ 1,024.10	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,021.06	$ 4.05
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,024.10	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26
Fidelity Asset Manager 85%
Class A	1.12%
Actual		$ 1,000.00	$ 1,010.70	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.67
Class T	1.36%
Actual		$ 1,000.00	$ 1,009.90	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.88
Class B	1.93%
Actual		$ 1,000.00	$ 1,006.60	$ 9.71
HypotheticalA		$ 1,000.00	$ 1,015.39	$ 9.75
Class C	1.87%
Actual		$ 1,000.00	$ 1,007.50	$ 9.41
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.45
Asset Manager 85%	.86%
Actual		$ 1,000.00	$ 1,012.30	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.36
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,013.20	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to ..12%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.2	16.7
Fannie Mae	11.6	12.5
Ginnie Mae	1.5	1.3
Freddie Mac	1.4	1.9
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.2
	32.1
Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 31.9%	U.S. Government and U.S. Government Agency Obligations 32.6%
AAA,AA,A 8.4%	AAA,AA,A 10.3%
BBB 7.2%	BBB 8.0%
BB and Below 7.6%	BB and Below 5.8%
Not Rated 1.3%	Not Rated 0.6%
Equities 21.9%	Equities 20.6%
Short-Term Investments and Net Other Assets 21.7%	Short-Term Investments and Net Other Assets 22.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.3
Exxon Mobil Corp.	0.3	0.0
General Electric Co.	0.2	0.2
Google, Inc. Class A	0.2	0.2
Visa, Inc. Class A	0.2	0.0
	1.3
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures* 21.9%	Stock Class and Equity Futures** 21.4%
Bond Class 54.0%	Bond Class 53.8%
Short-Term Class 24.1%	Short-Term Class 24.8%
* Includes Commodities & Related Investments of 1.1%	** Includes Commodities & Related Investments of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.8
Fidelity Financials Central Fund	2.6
Fidelity Information Technology Central Fund	2.5
Fidelity Health Care Central Fund	1.6
Fidelity Industrials Central Fund	1.6
Fidelity Consumer Discretionary Central Fund	1.5
Fidelity Energy Central Fund	1.4
Fidelity Consumer Staples Central Fund	1.4
Fidelity Emerging Markets Equity Central Fund	1.2
Fidelity Commodity Strategy Central Fund	1.1
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	21.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	47.4
Total Fixed-Income Central Funds	54.4
Money Market Central Funds	24.4
Other Short-Term Investments	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 10.5% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 21.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,212,840	$ 35,084,213
Fidelity Consumer Discretionary Central Fund (c)	401,557	45,560,668
Fidelity Consumer Staples Central Fund (c)	350,396	43,988,692
Fidelity Emerging Markets Equity Central Fund (c)	175,755	35,966,470
Fidelity Energy Central Fund (c)	446,218	44,327,258
Fidelity Financials Central Fund (c)	1,480,862	82,498,800
Fidelity Health Care Central Fund (c)	455,434	51,145,285
Fidelity Industrials Central Fund (c)	401,412	49,634,644
Fidelity Information Technology Central Fund (c)	501,709	76,871,824
Fidelity International Equity Central Fund (c)	2,266,547	150,090,745
Fidelity Materials Central Fund (c)	120,086	16,958,529
Fidelity Telecom Services Central Fund (c)	111,669	13,038,484
Fidelity Utilities Central Fund (c)	169,620	16,478,538
TOTAL EQUITY CENTRAL FUNDS (Cost $644,665,285)		661,644,150
Fixed-Income Central Funds - 54.4%

High Yield Fixed-Income Funds - 7.0%
Fidelity Floating Rate Central Fund (c)	1,006,881	97,415,747
Fidelity High Income Central Fund 1 (c)	1,268,866	121,836,478
TOTAL HIGH YIELD FIXED-INCOME FUNDS		219,252,225

Investment Grade Fixed-Income Funds - 47.4%
Fidelity Tactical Income Central Fund (c)	14,652,063	1,487,037,888
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,630,201,404)		1,706,290,113
Money Market Central Funds - 24.4%

Fidelity Cash Central Fund, 0.25% (a)	138,308,882	138,308,882
Fidelity Money Market Central Fund, 0.43% (a)	625,776,734	625,776,734
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $764,085,616)		764,085,616
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 11/4/10 (b) (Cost $4,399,482)	$ 4,400,000	$ 4,399,438
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,043,351,787)	3,136,419,317
NET OTHER ASSETS (LIABILITIES) - 0.0%	(521,436)
NET ASSETS - 100%	$ 3,135,897,881
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
114 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 8,872,620	$ 314,361
368 CME E-mini S&P 500 Index Contracts	Dec. 2010	20,915,280	585,488
TOTAL EQUITY INDEX CONTRACTS		$ 29,787,900	$ 899,849

The face value of futures purchased as a percentage of net assets is 1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,999,617.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,550
Fidelity Commodity Strategy Central Fund	36,994
Fidelity Consumer Discretionary Central Fund	488,091
Fidelity Consumer Staples Central Fund	982,839
Fidelity Emerging Markets Equity Central Fund	338,199
Fidelity Energy Central Fund	503,271
Fidelity Financials Central Fund	592,794
Fidelity Floating Rate Central Fund	1,787,384
Fidelity Health Care Central Fund	388,287
Fidelity High Income Central Fund 1	8,272,315
Fidelity Industrials Central Fund	612,188
Fidelity Information Technology Central Fund	298,173
Fidelity International Equity Central Fund	2,984,534
Fidelity Materials Central Fund	523,401
Fidelity Money Market Central Fund	2,333,653
Fidelity Tactical Income Central Fund	51,139,294
Fidelity Telecom Services Central Fund	378,638
Fidelity Utilities Central Fund	501,115
Total	$ 72,344,720
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 33,374,838	$ 278,797	$ 35,084,213	$ 23.3%
Fidelity Consumer Discretionary Central Fund	44,675,351	6,689,762	14,377,921	45,560,668	7.5%
Fidelity Consumer Staples Central Fund	45,057,822	7,242,446	12,029,355	43,988,692	7.1%
Fidelity Emerging Markets Equity Central Fund	-	31,691,482	230,694	35,966,470	9.1%
Fidelity Energy Central Fund	54,207,979	7,441,028	16,833,450	44,327,258	7.2%
Fidelity Financials Central Fund	73,751,990	30,392,508	18,741,320	82,498,800	7.9%
Fidelity Floating Rate Central Fund	26,813,071	67,662,164	107,446	97,415,747	3.5%
Fidelity Health Care Central Fund	61,659,926	7,903,624	23,538,717	51,145,285	7.3%
Fidelity High Income Central Fund 1	92,773,272	20,780,566	333,382	121,836,478	20.3%
Fidelity Industrials Central Fund	52,695,777	7,280,372	18,801,591	49,634,644	7.6%
Fidelity Information Technology Central Fund	89,102,247	10,386,684	38,067,258	76,871,824	7.7%
Fidelity International Equity Central Fund	26,661,977	118,731,096	1,333,793	150,090,745	8.9%
Fidelity Materials Central Fund	20,193,264	3,028,396	7,751,964	16,958,529	7.6%
Fidelity Tactical Income Central Fund	1,291,110,352	298,719,294	199,710,957	1,487,037,888	32.9%
Fidelity Telecom Services Central Fund	15,219,399	2,066,733	6,018,363	13,038,484	7.2%
Fidelity Utilities Central Fund	16,532,066	2,726,351	4,189,637	16,478,538	7.4%
Total	$ 1,910,454,493	$ 656,117,344	$ 362,344,645	$ 2,367,934,263
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 661,644,150	$ 661,644,150	$ -	$ -
Fixed-Income Central Funds	1,706,290,113	1,706,290,113	-	-
Money Market Central Funds	764,085,616	764,085,616	-	-
U.S. Treasury Obligations	4,399,438	-	4,399,438	-
Total Investments in Securities:	$ 3,136,419,317	$ 3,132,019,879	$ 4,399,438	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 899,849	$ 899,849	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 899,849	$ -
Total Value of Derivatives	$ 899,849	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.5%
United Kingdom	1.8%
Others (Individually Less Than 1%)	8.7%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $73,793,498 all of which will expire on September 30, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,399,482)	$ 4,399,438
Fidelity Central Funds (cost $3,038,952,305)	3,132,019,879
Total Investments (cost $3,043,351,787)		$ 3,136,419,317
Receivable for investments sold		927,239
Receivable for fund shares sold		3,915,668
Distributions receivable from Fidelity Central Funds		27,769
Receivable from investment adviser for expense reductions		52
Other receivables		25,695
Total assets		3,141,315,740

Liabilities
Payable for investments purchased	$ 1,338,922
Payable for fund shares redeemed	2,455,915
Accrued management fee	1,065,799
Distribution and service plan fees payable	28,932
Payable for daily variation on futures contracts	165,520
Other affiliated payables	332,390
Other payables and accrued expenses	30,381
Total liabilities		5,417,859

Net Assets		$ 3,135,897,881
Net Assets consist of:
Paid in capital		$ 3,108,018,402
Undistributed net investment income		6,083,002
Accumulated undistributed net realized gain (loss) on investments		(72,170,902)
Net unrealized appreciation (depreciation) on investments		93,967,379
Net Assets		$ 3,135,897,881

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,267,804 ÷ 2,491,523 shares)		$ 12.55

Maximum offering price per share (100/94.25 of $12.55)		$ 13.32
Class T: Net Asset Value and redemption price per share ($15,771,434 ÷ 1,258,838 shares)		$ 12.53

Maximum offering price per share (100/96.50 of $12.53)		$ 12.98
Class B: Net Asset Value and offering price per share ($3,716,883 ÷ 297,084 shares)A		$ 12.51

Class C: Net Asset Value and offering price per share ($15,727,580 ÷ 1,258,525 shares)A		$ 12.50

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($3,064,675,511 ÷ 243,875,488 shares)		$ 12.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,738,669 ÷ 377,174 shares)		$ 12.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 2,160
Income from Fidelity Central Funds		72,344,720
Total income		72,346,880

Expenses
Management fee	$ 11,421,437
Transfer agent fees	2,806,189
Distribution and service plan fees	297,418
Accounting fees and expenses	882,553
Custodian fees and expenses	5,011
Independent trustees' compensation	9,684
Registration fees	191,765
Audit	42,087
Legal	12,097
Miscellaneous	34,501
Total expenses before reductions	15,702,742
Expense reductions	(151,893)	15,550,849
Net investment income (loss)		56,796,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,048,176
Fidelity Central Funds	27,251,632
Futures contracts	2,816,682
Capital gain distributions from Fidelity Central Funds	365,721
Total net realized gain (loss)		31,482,211
Change in net unrealized appreciation (depreciation) on: Investment securities	136,455,388
Futures contracts	899,849
Total change in net unrealized appreciation (depreciation)		137,355,237
Net gain (loss)		168,837,448
Net increase (decrease) in net assets resulting from operations		$ 225,633,479

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,796,031	$ 65,126,858
Net realized gain (loss)	31,482,211	(30,879,729)
Change in net unrealized appreciation (depreciation)	137,355,237	107,713,614
Net increase (decrease) in net assets resulting from operations	225,633,479	141,960,743
Distributions to shareholders from net investment income	(53,944,822)	(71,793,201)
Distributions to shareholders from net realized gain	(1,063,144)	-
Total distributions	(55,007,966)	(71,793,201)
Share transactions - net increase (decrease)	610,462,151	(1,051,686)
Total increase (decrease) in net assets	781,087,664	69,115,856

Net Assets
Beginning of period	2,354,810,217	2,285,694,361
End of period (including undistributed net investment income of $6,083,002 and undistributed net investment income of $3,231,753, respectively)	$ 3,135,897,881	$ 2,354,810,217

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.74	.48	(1.27)	.40
Total from investment operations	.96	.81	(.88)	.88
Distributions from net investment income	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.21) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B, C, D	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.74	.48	(1.28)	.40
Total from investment operations	.93	.78	(.92)	.85
Distributions from net investment income	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.18) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B, C, D	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.74	.49	(1.27)	.38
Total from investment operations	.86	.73	(.98)	.77
Distributions from net investment income	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B, C, D	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net AssetsH
Expenses before reductions	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.74	.49	(1.26)	.38
Total from investment operations	.86	.73	(.97)	.77
Distributions from net investment income	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.12) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B, C, D	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Income from Investment Operations
Net investment income (loss) B	.25	.35	.43	.53	.46
Net realized and unrealized gain (loss)	.75	.50	(1.28)	.38	.39
Total from investment operations	1.00	.85	(.85)	.91	.85
Distributions from net investment income	(.24)	(.39)	(.45)	(.55)	(.43)
Distributions from net realized gain	(.01)	-	(.25)	(.59)	(.28)
Total distributions	(.25)	(.39)	(.70)	(1.14)	(.71)
Net asset value, end of period	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Total Return A	8.54%	7.90%	(6.90)%	7.26%	6.77%
Ratios to Average Net Assets D
Expenses before reductions	.56%	.58%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.56%	.58%	.56%	.57%	.58%
Expenses net of all reductions	.56%	.58%	.56%	.57%	.57%
Net investment income (loss)	2.08%	3.30%	3.48%	4.15%	3.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750
Portfolio turnover rate C	18%	16%	5%	6%	81% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.74	.50	(1.27)	.38
Total from investment operations	.99	.86	(.85)	.91
Distributions from net investment income	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B, C	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.55%	.56%	.56%	.59% A
Net investment income (loss)	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.4	16.7
Fannie Mae	11.8	12.5
Ginnie Mae	1.5	1.4
Freddie Mac	1.4	1.9
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.0
	32.5
Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 32.3%	U.S. Government and U.S. Government Agency Obligations 32.7%
AAA,AA,A 8.4%	AAA,AA,A 10.3%
BBB 7.2%	BBB 8.1%
BB and Below 7.6%	BB and Below 5.8%
Not Rated 1.3%	Not Rated 0.6%
Equities 31.1%	Equities 29.9%
Short-Term Investments and Net Other Assets 12.1%	Short-Term Investments and Net Other Assets 12.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.4
Exxon Mobil Corp.	0.4	0.0
General Electric Co.	0.3	0.2
Google, Inc. Class A	0.3	0.3
Visa, Inc. Class A	0.3	0.0
	1.8
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures* 31.1%	Stock Class and Equity Futures** 31.0%
Bond Class 54.4%	Bond Class 54.0%
Short-Term Class 14.5%	Short-Term Class 15.0%
* Includes Commodities & Related Investments of 0.9%	** Includes Commodities & Related Investments of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	7.7
Fidelity Financials Central Fund	4.0
Fidelity Information Technology Central Fund	3.5
Fidelity Health Care Central Fund	2.5
Fidelity Industrials Central Fund	2.3
Fidelity Energy Central Fund	2.2
Fidelity Consumer Staples Central Fund	2.2
Fidelity Consumer Discretionary Central Fund	2.2
Fidelity Emerging Markets Equity Central Fund	1.5
Fidelity Commodity Strategy Central Fund	0.9
Fidelity Utilities Central Fund	0.8
Fidelity Materials Central Fund	0.8
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	31.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	48.0
Total Fixed-Income Central Funds	54.9
Money Market Central Funds	13.9
Other Short-Term Investments	0.0*
Net Other Assets (Liabilities)	(0.0)*
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 14.5% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 31.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	113,555	$ 1,240,023
Fidelity Consumer Discretionary Central Fund (c)	24,997	2,836,215
Fidelity Consumer Staples Central Fund (c)	22,653	2,843,919
Fidelity Emerging Markets Equity Central Fund (c)	9,475	1,939,042
Fidelity Energy Central Fund (c)	29,192	2,899,956
Fidelity Financials Central Fund (c)	93,805	5,225,903
Fidelity Health Care Central Fund (c)	28,837	3,238,395
Fidelity Industrials Central Fund (c)	24,145	2,985,576
Fidelity Information Technology Central Fund (c)	29,491	4,518,643
Fidelity International Equity Central Fund (c)	150,897	9,992,395
Fidelity Materials Central Fund (c)	7,384	1,042,730
Fidelity Telecom Services Central Fund (c)	6,456	753,772
Fidelity Utilities Central Fund (c)	10,778	1,047,040
TOTAL EQUITY CENTRAL FUNDS (Cost $38,859,091)		40,563,609
Fixed-Income Central Funds - 54.9%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (c)	42,009	4,064,391
Fidelity High Income Central Fund 1 (c)	50,654	4,863,799
TOTAL HIGH YIELD FIXED-INCOME FUNDS		8,928,190

Investment Grade Fixed-Income Funds - 48.0%
Fidelity Tactical Income Central Fund (c)	613,824	62,297,007
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $66,799,368)		71,225,197
Money Market Central Funds - 13.9%

Fidelity Cash Central Fund, 0.25% (a)	8,161,126	8,161,126
Fidelity Money Market Central Fund, 0.43% (a)	9,903,586	9,903,586
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $18,064,712)		18,064,712
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 11/26/10 (b) (Cost $24,993)	$ 25,000	$ 24,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $123,748,164)	129,878,513
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41,779)
NET ASSETS - 100%	$ 129,836,734
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 170,505	$ (500)

The face value of futures purchased as a percentage of net assets is 0.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,995.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,778
Fidelity Commodity Strategy Central Fund	1,273
Fidelity Consumer Discretionary Central Fund	26,521
Fidelity Consumer Staples Central Fund	55,520
Fidelity Emerging Markets Equity Central Fund	20,579
Fidelity Energy Central Fund	29,417
Fidelity Financials Central Fund	35,119
Fidelity Floating Rate Central Fund	69,723
Fidelity Health Care Central Fund	21,448
Fidelity High Income Central Fund 1	303,257
Fidelity Industrials Central Fund	33,164
Fidelity Information Technology Central Fund	16,569
Fidelity International Equity Central Fund	175,602
Fidelity Materials Central Fund	29,319
Fidelity Money Market Central Fund	35,137
Fidelity Tactical Income Central Fund	1,848,158
Fidelity Telecom Services Central Fund	20,120
Fidelity Utilities Central Fund	27,672
Total	$ 2,761,376
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,176,607	$ 3,761	$ 1,240,023	$ 0.8%
Fidelity Consumer Discretionary Central Fund	2,153,509	941,619	706,952	2,836,215	0.5%
Fidelity Consumer Staples Central Fund	2,123,558	1,162,923	657,300	2,843,919	0.5%
Fidelity Emerging Markets Equity Central Fund	-	1,681,850	5,635	1,939,042	0.5%
Fidelity Energy Central Fund	2,396,832	1,514,838	1,021,871	2,899,956	0.5%
Fidelity Financials Central Fund	3,391,587	3,202,143	1,198,188	5,225,903	0.5%
Fidelity Floating Rate Central Fund	855,694	3,100,668	10,540	4,064,391	0.1%
Fidelity Health Care Central Fund	2,790,440	1,113,342	920,423	3,238,395	0.5%
Fidelity High Income Central Fund 1	2,726,495	1,841,392	14,041	4,863,799	0.8%
Fidelity Industrials Central Fund	2,346,736	1,013,388	811,123	2,985,576	0.5%
Fidelity Information Technology Central Fund	3,965,785	1,390,285	1,627,351	4,518,643	0.5%
Fidelity International Equity Central Fund	713,202	9,956,991	1,255,098	9,992,395	0.6%
Fidelity Materials Central Fund	822,400	398,912	260,573	1,042,730	0.5%
Fidelity Tactical Income Central Fund	37,975,333	27,842,315	7,144,147	62,297,007	1.4%
Fidelity Telecom Services Central Fund	608,687	231,848	183,674	753,772	0.4%
Fidelity Utilities Central Fund	808,087	406,695	246,822	1,047,040	0.5%
Total	$ 63,678,345	$ 56,975,816	$ 16,067,499	$ 111,788,806
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 40,563,609	$ 40,563,609	$ -	$ -
Fixed-Income Central Funds	71,225,197	71,225,197	-	-
Money Market Central Funds	18,064,712	18,064,712	-	-
U.S. Treasury Obligations	24,995	-	24,995	-
Total Investments in Securities:	$ 129,878,513	$ 129,853,518	$ 24,995	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (500)	$ (500)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (500)
Total Value of Derivatives	$ -	$ (500)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.5%
United Kingdom	2.8%
Japan	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,993)	$ 24,995
Fidelity Central Funds (cost $123,723,171)	129,853,518
Total Investments (cost $123,748,164)		$ 129,878,513
Cash		21,892
Receivable for investments sold		276,143
Receivable for fund shares sold		116,730
Distributions receivable from Fidelity Central Funds		1,544
Receivable from investment adviser for expense reductions		38,624
Other receivables		1,544
Total assets		130,334,990

Liabilities
Payable for fund shares redeemed	$ 396,079
Accrued management fee	43,316
Distribution and service plan fees payable	8,888
Payable for daily variation on futures contracts	630
Other affiliated payables	14,270
Other payables and accrued expenses	35,073
Total liabilities		498,256

Net Assets		$ 129,836,734
Net Assets consist of:
Paid in capital		$ 121,805,315
Undistributed net investment income		201,061
Accumulated undistributed net realized gain (loss) on investments		1,700,509
Net unrealized appreciation (depreciation) on investments		6,129,849
Net Assets		$ 129,836,734

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,495,031 ÷ 776,130 shares)		$ 9.66

Maximum offering price per share (100/94.25 of $9.66)		$ 10.25
Class T: Net Asset Value and redemption price per share ($5,799,770 ÷ 600,982 shares)		$ 9.65

Maximum offering price per share (100/96.50 of $9.65)		$ 10.00
Class B: Net Asset Value and offering price per share ($1,335,568 ÷ 138,470 shares)A		$ 9.65

Class C: Net Asset Value and offering price per share ($4,789,088 ÷ 497,240 shares)A		$ 9.63

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($109,249,041 ÷ 11,306,511 shares)		$ 9.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,168,236 ÷ 120,913 shares)		$ 9.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 4
Income from Fidelity Central Funds		2,761,376
Total income		2,761,380

Expenses
Management fee	$ 421,801
Transfer agent fees	103,441
Distribution and service plan fees	86,443
Accounting fees and expenses	42,033
Custodian fees and expenses	5,001
Independent trustees' compensation	342
Registration fees	84,244
Audit	48,695
Legal	328
Miscellaneous	1,358
Total expenses before reductions	793,686
Expense reductions	(56,316)	737,370
Net investment income (loss)		2,024,010
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,402
Fidelity Central Funds	2,679,368
Capital gain distributions from Fidelity Central Funds	10,625
Total net realized gain (loss)		2,731,395
Change in net unrealized appreciation (depreciation) on: Investment securities	4,522,777
Futures contracts	(500)
Total change in net unrealized appreciation (depreciation)		4,522,277
Net gain (loss)		7,253,672
Net increase (decrease) in net assets resulting from operations		$ 9,277,682

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,024,010	$ 1,179,609
Net realized gain (loss)	2,731,395	7,974
Change in net unrealized appreciation (depreciation)	4,522,277	4,625,475
Net increase (decrease) in net assets resulting from operations	9,277,682	5,813,058
Distributions to shareholders from net investment income	(1,979,157)	(1,165,886)
Distributions to shareholders from net realized gain	(414,377)	-
Total distributions	(2,393,534)	(1,165,886)
Share transactions - net increase (decrease)	51,214,605	36,657,851
Total increase (decrease) in net assets	58,098,753	41,305,023

Net Assets
Beginning of period	71,737,981	30,432,958
End of period (including undistributed net investment income of $201,061 and undistributed net investment income of $157,639, respectively)	$ 129,836,734	$ 71,737,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.22	.24
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.84	.62	(1.15)
Distributions from net investment income	(.17)	(.24)	(.19)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.90%	.90%	.98% A
Expenses net of all reductions	.89%	.89%	.98% A
Net investment income (loss)	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.20	.22
Net realized and unrealized gain (loss)	.67	.40	(1.40)
Total from investment operations	.82	.60	(1.18)
Distributions from net investment income	(.15)	(.22)	(.17)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.14%	1.14%	1.20% A
Net investment income (loss)	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16	.17
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.77	.56	(1.22)
Distributions from net investment income	(.11)	(.18)	(.13)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.15) I	(.18)	(.13)
Net asset value, end of period	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64%	1.65%	1.73% A
Net investment income (loss)	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,336	$ 773	$ 480
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16	.17
Net realized and unrealized gain (loss)	.67	.39	(1.39)
Total from investment operations	.77	.55	(1.22)
Distributions from net investment income	(.10)	(.18)	(.14)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.64%	1.70% A
Net investment income (loss)	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate F	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.24	.26
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.86	.64	(1.13)
Distributions from net investment income	(.19)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.65%	.65%	.73% A
Expenses net of all reductions	.64%	.65%	.72% A
Net investment income (loss)	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate E	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.24	.26
Net realized and unrealized gain (loss)	.67	.40	(1.39)
Total from investment operations	.86	.64	(1.13)
Distributions from net investment income	(.19)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.65%	.65%	.75% A
Expenses net of all reductions	.64%	.65%	.75% A
Net investment income (loss)	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,168	$ 773	$ 209
Portfolio turnover rate E	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.1	14.7
Fannie Mae	10.3	11.1
Ginnie Mae	1.3	1.2
Freddie Mac	1.3	1.7
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.2
	28.4
Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 28.1%	U.S. Government and U.S. Government Agency Obligations 28.8%
AAA,AA,A 7.5%	AAA,AA,A 9.3%
BBB 6.3%	BBB 7.0%
BB and Below 7.2%	BB and Below 5.4%
Not Rated 1.2%	Not Rated 0.6%
Equities 41.3%	Equities 39.2%
Short-Term Investments and Net Other Assets 8.4%	Short-Term Investments and Net Other Assets 9.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.6
Exxon Mobil Corp.	0.6	0.0
General Electric Co.	0.4	0.3
Procter & Gamble Co.	0.4	0.4
Visa, Inc. Class A	0.4	0.1
	2.5
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures* 41.3%	Stock Class and Equity Futures** 40.3%
Bond Class 48.2%	Bond Class 48.3%
Short-Term Class 10.5%	Short-Term Class 11.4%
* Includes Commodities & Related Investments of 1.0%	** Includes Commodities & Related Investments of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.1
Fidelity Financials Central Fund	5.3
Fidelity Information Technology Central Fund	4.4
Fidelity Health Care Central Fund	3.4
Fidelity Industrials Central Fund	3.2
Fidelity Energy Central Fund	3.1
Fidelity Consumer Discretionary Central Fund	3.0
Fidelity Consumer Staples Central Fund	3.0
Fidelity Emerging Markets Equity Central Fund	2.1
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Commodity Strategy Central Fund	1.0
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	41.6
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	41.8
Total Fixed-Income Central Funds	48.7
Money Market Central Funds	9.7
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 17.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 41.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	85,995	$ 939,062
Fidelity Consumer Discretionary Central Fund (b)	24,205	2,746,341
Fidelity Consumer Staples Central Fund (b)	21,782	2,734,564
Fidelity Emerging Markets Equity Central Fund (b)	9,254	1,893,785
Fidelity Energy Central Fund (b)	28,271	2,808,419
Fidelity Financials Central Fund (b)	86,142	4,798,986
Fidelity Health Care Central Fund (b)	27,727	3,113,727
Fidelity Industrials Central Fund (b)	23,471	2,902,234
Fidelity Information Technology Central Fund (b)	26,349	4,037,161
Fidelity International Equity Central Fund (b)	138,103	9,145,167
Fidelity Materials Central Fund (b)	7,334	1,035,671
Fidelity Telecom Services Central Fund (b)	6,455	753,739
Fidelity Utilities Central Fund (b)	10,022	973,601
TOTAL EQUITY CENTRAL FUNDS (Cost $36,884,770)		37,882,457
Fixed-Income Central Funds - 48.7%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (b)	29,639	2,867,577
Fidelity High Income Central Fund 1 (b)	35,230	3,382,802
TOTAL HIGH YIELD FIXED-INCOME FUNDS		6,250,379
Investment Grade Fixed-Income Funds - 41.8%
Fidelity Tactical Income Central Fund (b)	374,779	38,036,299
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $41,835,546)		44,286,678
Money Market Central Funds - 9.7%

Fidelity Cash Central Fund, 0.25% (a)	4,957,017	4,957,017
Fidelity Money Market Central Fund, 0.43% (a)	3,901,413	3,901,413
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $8,858,430)		8,858,430
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $87,578,746)	91,027,565
NET OTHER ASSETS (LIABILITIES) - 0.0%	15,580
NET ASSETS - 100%	$ 91,043,145
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,297
Fidelity Commodity Strategy Central Fund	935
Fidelity Consumer Discretionary Central Fund	23,752
Fidelity Consumer Staples Central Fund	50,911
Fidelity Emerging Markets Equity Central Fund	21,484
Fidelity Energy Central Fund	27,437
Fidelity Financials Central Fund	33,012
Fidelity Floating Rate Central Fund	48,209
Fidelity Health Care Central Fund	19,258
Fidelity High Income Central Fund 1	206,829
Fidelity Industrials Central Fund	30,187
Fidelity Information Technology Central Fund	14,813
Fidelity International Equity Central Fund	168,150
Fidelity Materials Central Fund	29,074
Fidelity Money Market Central Fund	13,804
Fidelity Tactical Income Central Fund	1,093,810
Fidelity Telecom Services Central Fund	18,096
Fidelity Utilities Central Fund	25,038
Total	$ 1,833,096
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 974,511	$ 78,059	$ 939,062	0.6%
Fidelity Consumer Discretionary Central Fund	1,624,457	1,220,802	503,032	2,746,341	0.5%
Fidelity Consumer Staples Central Fund	1,605,623	1,341,668	409,706	2,734,564	0.4%
Fidelity Emerging Markets Equity Central Fund	447,179	1,373,775	175,328	1,893,785	0.5%
Fidelity Energy Central Fund	1,817,976	1,627,775	647,333	2,808,419	0.5%
Fidelity Financials Central Fund	2,548,251	3,433,234	972,547	4,798,986	0.5%
Fidelity Floating Rate Central Fund	543,882	2,288,863	43,980	2,867,577	0.1%
Fidelity Health Care Central Fund	2,107,215	1,382,406	604,300	3,113,727	0.4%
Fidelity High Income Central Fund 1	1,698,998	1,540,021	65,253	3,382,802	0.6%
Fidelity Industrials Central Fund	1,766,313	1,271,471	524,784	2,902,234	0.4%
Fidelity Information Technology Central Fund	2,988,886	1,636,381	1,295,799	4,037,161	0.4%
Fidelity International Equity Central Fund	1,791,219	7,922,682	910,341	9,145,167	0.5%
Fidelity Materials Central Fund	624,751	499,142	170,237	1,035,671	0.5%
Fidelity Tactical Income Central Fund	20,638,811	21,682,707	6,482,965	38,036,299	0.8%
Fidelity Telecom Services Central Fund	458,806	312,220	113,905	753,739	0.4%
Fidelity Utilities Central Fund	616,276	445,967	163,124	973,601	0.4%
Total	$ 41,278,643	$ 48,953,625	$ 13,160,693	$ 82,169,135
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.1%
United Kingdom	3.4%
Japan	1.7%
Switzerland	1.1%
France	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule:
Total Investments (cost $87,578,746)		$ 91,027,565
Receivable for investments sold		26,707
Receivable for fund shares sold		343,695
Distributions receivable from Fidelity Central Funds		990
Receivable from investment adviser for expense reductions		38,283
Other receivables		1,486
Total assets		91,438,726

Liabilities
Payable for investments purchased	$ 263,300
Payable for fund shares redeemed	50,211
Accrued management fee	31,053
Distribution and service plan fees payable	5,070
Other affiliated payables	10,917
Other payables and accrued expenses	35,030
Total liabilities		395,581

Net Assets		$ 91,043,145
Net Assets consist of:
Paid in capital		$ 85,108,771
Undistributed net investment income		432,442
Accumulated undistributed net realized gain (loss) on investments		2,053,113
Net unrealized appreciation (depreciation) on investments		3,448,819
Net Assets		$ 91,043,145

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,308,274 ÷ 667,509 shares)		$ 9.45

Maximum offering price per share (100/94.25 of $9.45)		$ 10.03
Class T: Net Asset Value and redemption price per share ($2,972,026 ÷ 314,868 shares)		$ 9.44

Maximum offering price per share (100/96.50 of $9.44)		$ 9.78
Class B: Net Asset Value and offering price per share ($1,075,062 ÷ 113,919 shares)A		$ 9.44

Class C: Net Asset Value and offering price per share ($2,193,320 ÷ 232,555 shares)A		$ 9.43

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($77,612,939 ÷ 8,215,369 shares)		$ 9.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($881,524 ÷ 93,304 shares)		$ 9.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 12
Income from Fidelity Central Funds		1,833,096
Total income		1,833,108

Expenses
Management fee	$ 287,127
Transfer agent fees	77,675
Distribution and service plan fees	52,161
Accounting fees and expenses	28,610
Custodian fees and expenses	5,001
Independent trustees' compensation	231
Registration fees	79,134
Audit	48,695
Legal	212
Miscellaneous	1,110
Total expenses before reductions	579,956
Expense reductions	(86,404)	493,552
Net investment income (loss)		1,339,556
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,811
Fidelity Central Funds	2,203,073
Capital gain distributions from Fidelity Central Funds	7,949
Total net realized gain (loss)		2,235,833
Change in net unrealized appreciation (depreciation) on investment securities		2,894,489
Net gain (loss)		5,130,322
Net increase (decrease) in net assets resulting from operations		$ 6,469,878

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,339,556	$ 733,859
Net realized gain (loss)	2,235,833	80,985
Change in net unrealized appreciation (depreciation)	2,894,489	3,304,055
Net increase (decrease) in net assets resulting from operations	6,469,878	4,118,899
Distributions to shareholders from net investment income	(1,163,953)	(608,662)
Distributions to shareholders from net realized gain	(185,158)	-
Total distributions	(1,349,111)	(608,662)
Share transactions - net increase (decrease)	41,051,049	22,459,047
Total increase (decrease) in net assets	46,171,816	25,969,284

Net Assets
Beginning of period	44,871,329	18,902,045
End of period (including undistributed net investment income of $432,442 and undistributed net investment income of $256,838, respectively)	$ 91,043,145	$ 44,871,329

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.20	.23
Net realized and unrealized gain (loss)	.70	.34	(1.66)
Total from investment operations	.86	.54	(1.43)
Distributions from net investment income	(.15)	(.19)	(.15)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.45	$ 8.77	$ 8.42
Total Return B, C, D	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	.90%	1.00% A
Expenses net of all reductions	.89%	.90%	1.00% A
Net investment income (loss)	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.18	.21
Net realized and unrealized gain (loss)	.70	.35	(1.66)
Total from investment operations	.84	.53	(1.45)
Distributions from net investment income	(.13)	(.18)	(.14)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.44	$ 8.76	$ 8.41
Total Return B, C, D	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14%	1.15%	1.25% A
Net investment income (loss)	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14	.16
Net realized and unrealized gain (loss)	.71	.35	(1.66)
Total from investment operations	.80	.49	(1.50)
Distributions from net investment income	(.08)	(.14)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.44	$ 8.75	$ 8.40
Total Return B, C, D	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64%	1.65%	1.77% A
Net investment income (loss)	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14	.16
Net realized and unrealized gain (loss)	.70	.34	(1.65)
Total from investment operations	.79	.48	(1.49)
Distributions from net investment income	(.09)	(.13)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.43	$ 8.76	$ 8.41
Total Return B, C, D	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64%	1.65%	1.76% A
Net investment income (loss)	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate F	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.22	.25
Net realized and unrealized gain (loss)	.71	.34	(1.65)
Total from investment operations	.89	.56	(1.40)
Distributions from net investment income	(.18)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.65%	.65%	.72% A
Expenses net of all reductions	.64%	.64%	.72% A
Net investment income (loss)	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate E	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.22	.25
Net realized and unrealized gain (loss)	.71	.34	(1.65)
Total from investment operations	.89	.56	(1.40)
Distributions from net investment income	(.18)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.65%	.76% A
Expenses net of all reductions	.64%	.65%	.76% A
Net investment income (loss)	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 882	$ 931	$ 1,339
Portfolio turnover rate E	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.8
Exxon Mobil Corp.	0.7	0.0
General Electric Co.	0.5	0.4
Google, Inc. Class A	0.5	0.5
Visa, Inc. Class A	0.4	0.1
Procter & Gamble Co.	0.4	0.5
The Coca-Cola Co.	0.4	0.3
Chevron Corp.	0.4	0.0
Nestle SA	0.3	0.3
Synovus Financial Corp.	0.3	0.0
	4.8
Top Five Bond Issuers as of September 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.2	12.2
Fannie Mae	8.9	9.2
Ginnie Mae	1.1	1.0
Freddie Mac	1.2	1.4
JPMorgan Chase Commercial Mortgage Securities Trust	0.3	0.0
	24.7
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 51.4%	Stock Class and Equity Futures ** 52.3%
Bond Class 42.9%	Bond Class 41.0%
Short-Term Class 5.7%	Short-Term Class 6.7%
* Includes Commodities & Related Investments of 1.0%	** Includes Commodities & Related Investments of 1.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	11.7
Fidelity Financials Central Fund	6.1
Fidelity Information Technology Central Fund	6.1
Fidelity Health Care Central Fund	4.2
Fidelity Industrials Central Fund	4.0
Fidelity Consumer Discretionary Central Fund	3.7
Fidelity Energy Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.6
Fidelity Emerging Markets Equity Central Fund	2.7
Fidelity Materials Central Fund	1.3
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.1
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	50.4
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	36.3
Total Fixed-Income Central Funds	43.3
Money Market Central Funds	6.2
Other Short-Term Investments	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 21.3% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 50.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	5,974,532	$ 65,241,884
Fidelity Consumer Discretionary Central Fund (c)	2,074,386	235,359,788
Fidelity Consumer Staples Central Fund (c)	1,819,702	228,445,360
Fidelity Emerging Markets Equity Central Fund (c)	842,293	172,366,846
Fidelity Energy Central Fund (c)	2,327,251	231,189,162
Fidelity Financials Central Fund (c)	7,012,907	390,689,038
Fidelity Health Care Central Fund (c)	2,381,208	267,409,685
Fidelity Industrials Central Fund (c)	2,083,252	257,594,118
Fidelity Information Technology Central Fund (c)	2,526,029	387,038,121
Fidelity International Equity Central Fund (c)	11,278,743	746,878,361
Fidelity Materials Central Fund (c)	607,910	85,849,120
Fidelity Telecom Services Central Fund (c)	571,594	66,739,289
Fidelity Utilities Central Fund (c)	874,430	84,950,881
TOTAL EQUITY CENTRAL FUNDS (Cost $3,178,353,621)		3,219,751,653
Fixed-Income Central Funds - 43.3%

High Yield Fixed-Income Funds - 7.0%
Fidelity Floating Rate Central Fund (c)	2,001,470	193,642,208
Fidelity High Income Central Fund 1 (c)	2,685,772	257,887,814
TOTAL HIGH YIELD FIXED-INCOME FUNDS		451,530,022
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Tactical Income Central Fund (c)	22,849,969	2,319,043,365
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,655,741,909)		2,770,573,387
Money Market Central Funds - 6.2%

Fidelity Cash Central Fund, 0.25% (a)	159,990,213	159,990,213
Fidelity Money Market Central Fund, 0.43% (a)	234,098,211	234,098,211
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $394,088,424)		394,088,424
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 11/4/10 (b) (Cost $13,798,384)	$ 13,800,000	$ 13,798,233
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,241,982,338)	6,398,211,697
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,408,821)
NET ASSETS - 100%	$ 6,394,802,876
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
638 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 49,655,540	$ 1,633,550
787 CME E-mini S&P 500 Index Contracts	Dec. 2010	44,729,145	1,252,117
TOTAL EQUITY INDEX CONTRACTS		$ 94,384,685	$ 2,885,667

The face value of futures purchased as a percentage of net assets is 1.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,598,771.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 232,185
Fidelity Commodity Strategy Central Fund	77,391
Fidelity Consumer Discretionary Central Fund	2,731,008
Fidelity Consumer Staples Central Fund	5,490,593
Fidelity Emerging Markets Equity Central Fund	2,180,028
Fidelity Energy Central Fund	2,810,891
Fidelity Financials Central Fund	3,217,611
Fidelity Floating Rate Central Fund	3,995,005
Fidelity Health Care Central Fund	2,189,424
Fidelity High Income Central Fund 1	19,442,980
Fidelity Industrials Central Fund	3,417,601
Fidelity Information Technology Central Fund	1,715,328
Fidelity International Equity Central Fund	16,354,295
Fidelity Materials Central Fund	2,850,234
Fidelity Money Market Central Fund	875,635
Fidelity Securities Lending Cash Central Fund	5,254
Fidelity Tactical Income Central Fund	88,169,715
Fidelity Telecom Services Central Fund	2,117,295
Fidelity Utilities Central Fund	2,768,317
Total	$ 160,640,790
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 88,276,222	$ 24,500,000	$ 65,241,884	43.3%
Fidelity Consumer Discretionary Central Fund	279,022,577	3,236,697	95,101,429	235,359,788	38.9%
Fidelity Consumer Staples Central Fund	280,859,348	5,989,662	79,195,456	228,445,360	36.7%
Fidelity Emerging Markets Equity Central Fund	68,820,196	80,194,226	4,122,130	172,366,846	43.7%
Fidelity Energy Central Fund	305,884,194	3,373,487	76,887,234	231,189,162	37.6%
Fidelity Financials Central Fund	406,649,295	67,603,559	68,577,653	390,689,038	37.3%
Fidelity Floating Rate Central Fund	71,402,355	115,671,858	276,200	193,642,208	6.9%
Fidelity Health Care Central Fund	358,614,937	2,814,914	123,880,755	267,409,685	38.2%
Fidelity High Income Central Fund 1	230,888,991	19,494,730	12,503,120	257,887,814	43.0%
Fidelity Industrials Central Fund	327,227,002	3,958,608	121,854,077	257,594,118	39.2%
Fidelity Information Technology Central Fund	544,365,539	2,635,857	247,131,592	387,038,121	38.6%
Fidelity International Equity Central Fund	256,653,011	482,091,786	17,828,122	746,878,361	44.4%
Fidelity Materials Central Fund	126,132,911	3,038,849	51,448,144	85,849,120	38.3%
Fidelity Tactical Income Central Fund	2,437,845,914	99,875,600	384,130,937	2,319,043,365	51.3%
Fidelity Telecom Services Central Fund	95,578,669	2,256,389	40,403,720	66,739,289	37.0%
Fidelity Utilities Central Fund	95,566,059	2,954,415	21,246,664	84,950,881	38.3%
Total	$ 5,885,510,998	$ 983,466,859	$ 1,369,087,233	$ 5,990,325,040
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,219,751,653	$ 3,219,751,653	$ -	$ -
Fixed-Income Central Funds	2,770,573,387	2,770,573,387	-	-
Money Market Central Funds	394,088,424	394,088,424	-	-
U.S. Treasury Obligations	13,798,233	-	13,798,233	-
Total Investments in Securities:	$ 6,398,211,697	$ 6,384,413,464	$ 13,798,233	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,885,667	$ 2,885,667	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,885,667	$ -
Total Value of Derivatives	$ 2,885,667	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.5%
AAA,AA,A	6.2%
BBB	5.7%
BB	2.9%
B	3.3%
CCC,CC,C	0.9%
D	0.0% *
Not Rated	1.2%
Equities	51.5%
Short-Term Investments and Net Other Assets	3.8%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.7%
United Kingdom	4.0%
Japan	2.0%
Switzerland	1.3%
France	1.1%
Germany	1.1%
Others (Individually Less Than 1%)	11.8%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $601,103,300 of which $544,429,664 and $56,673,636 will expire on September 30, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,798,384)	$ 13,798,233
Fidelity Central Funds (cost $6,228,183,954)	6,384,413,464
Total Investments (cost $6,241,982,338)		$ 6,398,211,697
Receivable for investments sold		6,805,882
Receivable for fund shares sold		2,872,416
Distributions receivable from Fidelity Central Funds		33,441
Other receivables		340,034
Total assets		6,408,263,470

Liabilities
Payable for fund shares redeemed	$ 8,847,388
Accrued management fee	2,675,419
Distribution and service plan fees payable	31,474
Payable for daily variation on futures contracts	656,530
Other affiliated payables	1,021,722
Other payables and accrued expenses	228,061
Total liabilities		13,460,594

Net Assets		$ 6,394,802,876
Net Assets consist of:
Paid in capital		$ 6,634,873,673
Undistributed net investment income		29,178,569
Accumulated undistributed net realized gain (loss) on investments		(428,364,392)
Net unrealized appreciation (depreciation) on investments		159,115,026
Net Assets		$ 6,394,802,876

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,878,743 ÷ 3,066,130 shares)		$ 14.64

Maximum offering price per share (100/94.25 of $14.64)		$ 15.53
Class T: Net Asset Value and redemption price per share ($17,342,550 ÷ 1,185,673 shares)		$ 14.63

Maximum offering price per share (100/96.50 of $14.63)		$ 15.16
Class B: Net Asset Value and offering price per share ($4,842,765 ÷ 331,974 shares)A		$ 14.59

Class C: Net Asset Value and offering price per share ($14,274,475 ÷ 979,711 shares)A		$ 14.57

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,308,310,761 ÷ 429,637,308 shares)		$ 14.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,153,582 ÷ 351,409 shares)		$ 14.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 7,987
Income from Fidelity Central Funds		160,640,790
Total income		160,648,777

Expenses
Management fee	$ 31,603,474
Transfer agent fees	10,964,298
Distribution and service plan fees	314,998
Accounting and security lending fees	1,416,524
Custodian fees and expenses	5,001
Independent trustees' compensation	23,638
Appreciation in deferred trustee compensation account	472
Registration fees	130,357
Audit	44,562
Legal	46,425
Miscellaneous	74,338
Total expenses before reductions	44,624,087
Expense reductions	(891,348)	43,732,739
Net investment income (loss)		116,916,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,714,323
Fidelity Central Funds	70,649,397
Futures contracts	13,729,132
Capital gain distributions from Fidelity Central Funds	546,176
Total net realized gain (loss)		94,639,028
Change in net unrealized appreciation (depreciation) on: Investment securities	419,784,869
Futures contracts	2,885,667
Total change in net unrealized appreciation (depreciation)		422,670,536
Net gain (loss)		517,309,564
Net increase (decrease) in net assets resulting from operations		$ 634,225,602

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,916,038	$ 149,861,206
Net realized gain (loss)	94,639,028	(80,047,789)
Change in net unrealized appreciation (depreciation)	422,670,536	265,477,776
Net increase (decrease) in net assets resulting from operations	634,225,602	335,291,193
Distributions to shareholders from net investment income	(118,842,592)	(178,694,512)
Distributions to shareholders from net realized gain	-	(4,660,918)
Total distributions	(118,842,592)	(183,355,430)
Share transactions - net increase (decrease)	(179,994,284)	(414,536,080)
Total increase (decrease) in net assets	335,388,726	(262,600,317)

Net Assets
Beginning of period	6,059,414,150	6,322,014,467
End of period (including undistributed net investment income of $29,178,569 and undistributed net investment income of $31,105,092, respectively)	$ 6,394,802,876	$ 6,059,414,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss)E	.23	.30	.36	.43
Net realized and unrealized gain (loss)	1.17	.60	(2.96)	1.45
Total from investment operations	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total ReturnB, C, D	10.52%	7.49%	(16.56)%	11.93%
Ratios to Average Net AssetsH
Expenses before reductions	.98%	1.02%	.99%	1.01%A
Expenses net of fee waivers, if any	.98%	1.02%	.99%	1.01%A
Expenses net of all reductions	.96%	1.01%	.98%	1.00%A
Net investment income (loss)	1.62%	2.61%	2.46%	2.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rateF	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19	.27	.33	.39
Net realized and unrealized gain (loss)	1.17	.60	(2.96)	1.46
Total from investment operations	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total ReturnB, C, D	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.21	.24	.30
Net realized and unrealized gain (loss)	1.17	.60	(2.96)	1.46
Total from investment operations	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.12	.21	.25	.31
Net realized and unrealized gain (loss)	1.17	.59	(2.95)	1.45
Total from investment operations	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Income from Investment Operations
Net investment income (loss) B	.26	.33	.41	.49	.45
Net realized and unrealized gain (loss)	1.18	.60	(2.97)	1.41	.73
Total from investment operations	1.44	.93	(2.56)	1.90	1.18
Distributions from net investment income	(.27)	(.38)	(.47)	(.50)	(.45)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)	(.41)
Total distributions	(.27)	(.39)	(1.57)	(1.40)	(.86)
Net asset value, end of period	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Total Return A	10.79%	7.78%	(16.34)%	12.02%	7.50%
Ratios to Average Net Assets D
Expenses before reductions	.71%	.77%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.71%	.77%	.71%	.71%	.72%
Expenses net of all reductions	.70%	.77%	.70%	.70%	.71%
Net investment income (loss)	1.89%	2.85%	2.74%	2.93%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214
Portfolio turnover rate C	19%	15%	8%	12%	65% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.26	.34	.42	.48
Net realized and unrealized gain (loss)	1.19	.59	(2.98)	1.46
Total from investment operations	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.8
Exxon Mobil Corp.	0.8	0.0
General Electric Co.	0.6	0.4
Visa, Inc. Class A	0.5	0.1
Google, Inc. Class A	0.5	0.5
Procter & Gamble Co.	0.5	0.6
The Coca-Cola Co.	0.5	0.3
Chevron Corp.	0.5	0.0
Synovus Financial Corp.	0.4	0.0
Nestle SA	0.4	0.4
	5.7
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 61.0%	Stock Class and Equity Futures ** 60.6%
Bond Class 37.4%	Bond Class 35.4%
Short-Term Class 1.6%	Short-Term Class 4.0%
* Includes Commodities & Related Investments of 0.9%	** Includes Commodities & Related Investments of 1.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	15.0
Fidelity Financials Central Fund	8.1
Fidelity Information Technology Central Fund	6.6
Fidelity Health Care Central Fund	5.0
Fidelity Industrials Central Fund	4.7
Fidelity Energy Central Fund	4.5
Fidelity Consumer Staples Central Fund	4.4
Fidelity Consumer Discretionary Central Fund	4.4
Fidelity Emerging Markets Equity Central Fund	3.1
Fidelity Utilities Central Fund	1.6
Fidelity Materials Central Fund	1.6
Fidelity Telecom Services Central Fund	1.2
Fidelity Commodity Strategy Central Fund	0.9
Total Equity Central Funds	61.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	30.9
Total Fixed-Income Central Funds	37.8
Money Market Central Funds	1.0
Other Short-Term Investments	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 25.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 61.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	110,778	$ 1,209,694
Fidelity Consumer Discretionary Central Fund (b)	50,734	5,756,305
Fidelity Consumer Staples Central Fund (b)	46,292	5,811,550
Fidelity Emerging Markets Equity Central Fund (b)	20,173	4,128,180
Fidelity Energy Central Fund (b)	59,544	5,915,090
Fidelity Financials Central Fund (b)	191,546	10,671,039
Fidelity Health Care Central Fund (b)	58,338	6,551,401
Fidelity Industrials Central Fund (b)	49,853	6,164,332
Fidelity Information Technology Central Fund (b)	56,887	8,716,166
Fidelity International Equity Central Fund (b)	299,882	19,858,213
Fidelity Materials Central Fund (b)	14,971	2,114,208
Fidelity Telecom Services Central Fund (b)	13,173	1,538,035
Fidelity Utilities Central Fund (b)	21,970	2,134,412
TOTAL EQUITY CENTRAL FUNDS (Cost $76,609,711)		80,568,625
Fixed-Income Central Funds - 37.8%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (b)	43,076	4,167,636
Fidelity High Income Central Fund 1 (b)	50,962	4,893,382
TOTAL HIGH YIELD FIXED-INCOME FUNDS		9,061,018
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Tactical Income Central Fund (b)	401,891	40,787,960
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $47,107,295)		49,848,978
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.25% (c) (Cost $1,371,423)	1,371,423	1,371,423
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 11/26/10 (a) (Cost $59,985)	$ 60,000	$ 59,984
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $125,148,414)	131,849,010
NET OTHER ASSETS (LIABILITIES) - 0.0%	7,363
NET ASSETS - 100%	$ 131,856,373
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
10 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 568,350	$ (1,668)

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,984.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,003
Fidelity Commodity Strategy Central Fund	1,085
Fidelity Consumer Discretionary Central Fund	53,362
Fidelity Consumer Staples Central Fund	113,725
Fidelity Emerging Markets Equity Central Fund	49,360
Fidelity Energy Central Fund	60,169
Fidelity Financials Central Fund	72,932
Fidelity Floating Rate Central Fund	70,744
Fidelity Health Care Central Fund	43,540
Fidelity High Income Central Fund 1	311,389
Fidelity Industrials Central Fund	67,983
Fidelity Information Technology Central Fund	33,861
Fidelity International Equity Central Fund	373,104
Fidelity Materials Central Fund	61,885
Fidelity Tactical Income Central Fund	1,189,277
Fidelity Telecom Services Central Fund	40,385
Fidelity Utilities Central Fund	55,674
Total	$ 2,602,478
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$2,334,595	$1,152,586	$ 1,209,694	0.8%
Fidelity Consumer Discretionary Central Fund	3,328,127	2,225,050	687,737	5,756,305	1.0%
Fidelity Consumer Staples Central Fund	3,275,772	2,741,724	600,057	5,811,550	0.9%
Fidelity Emerging Markets Equity Central Fund	1,317,003	2,356,614	99,912	4,128,180	1.0%
Fidelity Energy Central Fund	3,732,559	2,949,712	743,349	5,915,090	1.0%
Fidelity Financials Central Fund	5,252,184	6,814,779	991,494	10,671,039	1.0%
Fidelity Floating Rate Central Fund	756,173	3,301,071	6,289	4,167,636	0.1%
Fidelity Health Care Central Fund	4,322,878	2,651,554	905,313	6,551,401	0.9%
Fidelity High Income Central Fund 1	2,457,724	2,349,604	215,115	4,893,382	0.8%
Fidelity Industrials Central Fund	3,629,170	2,513,233	842,598	6,164,332	0.9%
Fidelity Information Technology Central Fund	6,135,680	3,884,422	2,857,924	8,716,166	0.9%
Fidelity International Equity Central Fund	5,206,373	15,136,286	1,044,064	19,858,213	1.2%
Fidelity Materials Central Fund	1,260,092	932,327	238,012	2,114,208	0.9%
Fidelity Tactical Income Central Fund	21,567,412	25,382,821	8,547,555	40,787,960	0.9%
Fidelity Telecom Services Central Fund	937,166	572,527	164,781	1,538,035	0.9%
Fidelity Utilities Central Fund	1,240,459	954,862	221,994	2,134,412	1.0%
Total	$ 64,418,772	$ $77,101,181	$ $19,318,780	$ 130,417,603
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 80,568,625	$ 80,568,625	$ -	$ -
Fixed-Income Central Funds	49,848,978	49,848,978	-	-
Money Market Central Funds	1,371,423	1,371,423	-	-
U.S. Treasury Obligations	59,984	-	59,984	-
Total Investments in Securities:	$ 131,849,010	$ 131,789,026	$ 59,984	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,668)	$ (1,668)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,668)
Total Value of Derivatives	$ -	$ (1,668)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	20.8%
AAA,AA,A	5.5%
BBB	4.6%
BB	2.9%
B	3.1%
CCC,CC,C	0.8%
D	0.0% *
Not Rated	1.2%
Equities	60.8%
Short-Term Investments and Net Other Assets	0.3%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.8%
United Kingdom	4.8%
Japan	2.6%
Switzerland	1.7%
France	1.4%
Germany	1.4%
Canada	1.0%
Others (Individually Less Than 1%)	12.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $59,985)	$ 59,984
Fidelity Central Funds (cost $125,088,429)	131,789,026
Total Investments (cost $125,148,414)		$ 131,849,010
Receivable for investments sold		56,075
Receivable for fund shares sold		539,982
Distributions receivable from Fidelity Central Funds		353
Receivable from investment adviser for expense reductions		38,839
Other receivables		3,399
Total assets		132,487,658

Liabilities
Payable for investments purchased	$ 416,775
Payable for fund shares redeemed	82,419
Accrued management fee	59,462
Distribution and service plan fees payable	11,651
Payable for daily variation on futures contracts	2,100
Other affiliated payables	23,802
Other payables and accrued expenses	35,076
Total liabilities		631,285

Net Assets		$ 131,856,373
Net Assets consist of:
Paid in capital		$ 121,418,515
Undistributed net investment income		1,329,689
Accumulated undistributed net realized gain (loss) on investments		2,409,241
Net unrealized appreciation (depreciation) on investments		6,698,928
Net Assets		$ 131,856,373

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,689,898 ÷ 2,251,565 shares)		$ 9.19

Maximum offering price per share (100/94.25 of $9.19)		$ 9.75
Class T: Net Asset Value and redemption price per share ($6,034,713 ÷ 659,556 shares)		$ 9.15

Maximum offering price per share (100/96.50 of $9.15)		$ 9.48
Class B: Net Asset Value and offering price per share ($1,987,494 ÷ 217,843 shares)A		$ 9.12

Class C: Net Asset Value and offering price per share ($4,256,423 ÷ 467,494 shares)A		$ 9.10

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($95,660,308 ÷ 10,377,850 shares)		$ 9.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,227,537 ÷ 350,129 shares)		$ 9.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 6
Income from Fidelity Central Funds		2,602,478
Total income		2,602,484

Expenses
Management fee	$ 577,252
Transfer agent fees	191,629
Distribution and service plan fees	109,380
Accounting fees and expenses	50,781
Custodian fees and expenses	5,001
Independent trustees' compensation	347
Registration fees	84,933
Audit	48,695
Legal	320
Miscellaneous	1,310
Total expenses before reductions	1,069,648
Expense reductions	(99,207)	970,441
Net investment income (loss)		1,632,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,402
Fidelity Central Funds	3,601,750
Capital gain distributions from Fidelity Central Funds	7,711
Total net realized gain (loss)		3,650,863
Change in net unrealized appreciation (depreciation) on: Investment securities	4,614,679
Futures contracts	(1,668)
Total change in net unrealized appreciation (depreciation)		4,613,011
Net gain (loss)		8,263,874
Net increase (decrease) in net assets resulting from operations		$ 9,895,917

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,632,043	$ 782,255
Net realized gain (loss)	3,650,863	(849,386)
Change in net unrealized appreciation (depreciation)	4,613,011	6,380,915
Net increase (decrease) in net assets resulting from operations	9,895,917	6,313,784
Distributions to shareholders from net investment income	(928,570)	(387,880)
Distributions to shareholders from net realized gain	(200,877)	-
Total distributions	(1,129,447)	(387,880)
Share transactions - net increase (decrease)	57,616,057	29,464,827
Total increase (decrease) in net assets	66,382,527	35,390,731

Net Assets
Beginning of period	65,473,846	30,083,115
End of period (including undistributed net investment income of $1,329,689 and undistributed net investment income of $626,213, respectively)	$ 131,856,373	$ 65,473,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.15	.17
Net realized and unrealized gain (loss)	.76	.41	(2.18)
Total from investment operations	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.11)	(.10)	(.04)
Net asset value, end of period	$ 9.19	$ 8.41	$ 7.95
Total Return B, C, D	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.08%	1.09%	1.16% A
Net investment income (loss)	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.13	.15
Net realized and unrealized gain (loss)	.76	.42	(2.19)
Total from investment operations	.86	.55	(2.04)
Distributions from net investment income	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.09)	(.10)	(.03)
Net asset value, end of period	$ 9.15	$ 8.38	$ 7.93
Total Return B, C, D	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.33%	1.34%	1.42% A
Net investment income (loss)	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.10	.11
Net realized and unrealized gain (loss)	.75	.42	(2.19)
Total from investment operations	.81	.52	(2.08)
Distributions from net investment income	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.06)	(.05)	(.02)
Net asset value, end of period	$ 9.12	$ 8.37	$ 7.90
Total Return B, C, D	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.83%	1.84%	1.92% A
Net investment income (loss)	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.10	.11
Net realized and unrealized gain (loss)	.74	.42	(2.19)
Total from investment operations	.80	.52	(2.08)
Distributions from net investment income	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.07)	(.05)	(.02)
Net asset value, end of period	$ 9.10	$ 8.37	$ 7.90
Total Return B, C, D	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83%	1.84%	1.91% A
Net investment income (loss)	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate F	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.17	.19
Net realized and unrealized gain (loss)	.76	.42	(2.18)
Total from investment operations	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.85%	.85%	.89% A
Expenses net of all reductions	.83%	.84%	.89% A
Net investment income (loss)	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate E	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.17	.20
Net realized and unrealized gain (loss)	.76	.42	(2.19)
Total from investment operations	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.85%	.85%	.94% A
Expenses net of all reductions	.83%	.84%	.93% A
Net investment income (loss)	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,228	$ 844	$ 792
Portfolio turnover rate E	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	1.1
Exxon Mobil Corp.	0.9	0.0
General Electric Co.	0.7	0.5
Google, Inc. Class A	0.7	0.6
Visa, Inc. Class A	0.6	0.1
Procter & Gamble Co.	0.6	0.7
The Coca-Cola Co.	0.6	0.4
Chevron Corp.	0.5	0.0
Synovus Financial Corp.	0.4	0.0
Nestle SA	0.4	0.4
	6.7
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 71.5%	Stock Class and Equity Futures ** 72.3%
Bond Class 26.7%	Bond Class 24.9%
Short-Term Class 1.8%	Short-Term Class 2.8%
* Includes Commodities & Related Investments of 1.0%	** Includes Commodities & Related Investments of 1.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	16.1
Fidelity Information Technology Central Fund	8.6
Fidelity Financials Central Fund	8.5
Fidelity Health Care Central Fund	6.1
Fidelity Industrials Central Fund	5.6
Fidelity Consumer Discretionary Central Fund	5.2
Fidelity Energy Central Fund	5.0
Fidelity Consumer Staples Central Fund	4.9
Fidelity Emerging Markets Equity Central Fund	3.8
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.9
Fidelity Telecom Services Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	70.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	20.2
Total Fixed-Income Central Funds	27.1
Money Market Central Funds	2.7
Other Short-Term Investments	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 27.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 70.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	2,327,420	$ 25,415,430
Fidelity Consumer Discretionary Central Fund (c)	1,199,277	136,069,986
Fidelity Consumer Staples Central Fund (c)	1,016,177	127,570,864
Fidelity Emerging Markets Equity Central Fund (c)	477,866	97,790,561
Fidelity Energy Central Fund (c)	1,298,260	128,969,183
Fidelity Financials Central Fund (c)	3,963,377	220,799,745
Fidelity Health Care Central Fund (c)	1,396,741	156,854,066
Fidelity Industrials Central Fund (c)	1,183,944	146,394,662
Fidelity Information Technology Central Fund (c)	1,448,320	221,911,599
Fidelity International Equity Central Fund (c)	6,282,130	416,002,632
Fidelity Materials Central Fund (c)	349,095	49,299,265
Fidelity Telecom Services Central Fund (c)	326,579	38,131,375
Fidelity Utilities Central Fund (c)	499,797	48,555,300
TOTAL EQUITY CENTRAL FUNDS (Cost $1,899,384,788)		1,813,764,668
Fixed-Income Central Funds - 27.1%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (c)	805,532	77,935,224
Fidelity High Income Central Fund 1 (c)	1,058,798	101,665,775
TOTAL HIGH YIELD FIXED-INCOME FUNDS		179,600,999
Investment Grade Fixed-Income Funds - 20.2%
Fidelity Tactical Income Central Fund (c)	5,149,226	522,594,935
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $676,398,129)		702,195,934
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.25% (a)	69,321,056	69,321,056
Fidelity Money Market Central Fund, 0.43% (a)	56,139	56,139
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $69,377,195)		69,377,195
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 11/4/10 to 11/26/10 (b) (Cost $5,799,283)	$ 5,800,000	$ 5,799,228
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,650,959,395)	2,591,137,025
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,333,592)
NET ASSETS - 100%	$ 2,589,803,433
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
617 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 48,021,110	$ 1,705,868
119 CME E-mini S&P 500 Index Contracts	Dec. 2010	6,763,365	(19,843)
TOTAL EQUITY INDEX CONTRACTS		$ 54,784,475	$ 1,686,025

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,799,228.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104,362
Fidelity Commodity Strategy Central Fund	36,625
Fidelity Consumer Discretionary Central Fund	1,548,174
Fidelity Consumer Staples Central Fund	3,048,330
Fidelity Emerging Markets Equity Central Fund	1,286,931
Fidelity Energy Central Fund	1,559,303
Fidelity Financials Central Fund	1,788,230
Fidelity Floating Rate Central Fund	1,603,163
Fidelity Health Care Central Fund	1,247,534
Fidelity High Income Central Fund 1	7,638,464
Fidelity Industrials Central Fund	1,915,233
Fidelity Information Technology Central Fund	972,338
Fidelity International Equity Central Fund	9,278,153
Fidelity Materials Central Fund	1,625,118
Fidelity Money Market Central Fund	12,307
Fidelity Securities Lending Cash Central Fund	2,750
Fidelity Tactical Income Central Fund	19,809,227
Fidelity Telecom Services Central Fund	1,198,114
Fidelity Utilities Central Fund	1,564,709
Total	$ 56,239,065
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 38,056,088	$ 14,170,683	$ 25,415,430	16.9%
Fidelity Consumer Discretionary Central Fund	146,263,309	2,998,998	40,422,974	136,069,986	22.5%
Fidelity Consumer Staples Central Fund	147,396,511	4,476,764	35,889,834	127,570,864	20.5%
Fidelity Emerging Markets Equity Central Fund	53,109,628	36,153,009	7,825,207	97,790,561	24.8%
Fidelity Energy Central Fund	162,752,963	3,173,947	36,439,676	128,969,183	20.9%
Fidelity Financials Central Fund	216,639,893	43,255,786	30,959,263	220,799,745	21.1%
Fidelity Floating Rate Central Fund	28,516,136	46,683,967	1,036	77,935,224	2.8%
Fidelity Health Care Central Fund	189,610,749	3,017,084	52,300,773	156,854,066	22.4%
Fidelity High Income Central Fund 1	89,525,548	8,810,045	4,513,749	101,665,775	17.0%
Fidelity Industrials Central Fund	169,985,596	3,480,662	54,091,912	146,394,662	22.3%
Fidelity Information Technology Central Fund	283,273,466	3,592,268	114,305,100	221,911,599	22.1%
Fidelity International Equity Central Fund	204,250,748	218,123,879	19,067,033	416,002,632	24.7%
Fidelity Materials Central Fund	64,035,028	2,171,834	21,756,067	49,299,265	22.0%
Fidelity Tactical Income Central Fund	543,780,680	36,331,914	94,492,940	522,594,935	11.6%
Fidelity Telecom Services Central Fund	48,675,698	1,595,382	17,555,113	38,131,375	21.2%
Fidelity Utilities Central Fund	50,755,053	2,093,925	8,706,067	48,555,300	21.9%
Total	$ 2,398,571,006	$ 454,015,552	$ 552,497,427	$ 2,515,960,602
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,813,764,668	$ 1,813,764,668	$ -	$ -
Fixed-Income Central Funds	702,195,934	702,195,934	-	-
Money Market Central Funds	69,377,195	69,377,195	-	-
U.S. Treasury Obligations	5,799,228	-	5,799,228	-
Total Investments in Securities:	$ 2,591,137,025	$ 2,585,337,797	$ 5,799,228	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,705,868	$ 1,705,868	$ -	$ -
Liabilities
Futures Contracts	$ (19,843)	$ (19,843)	$ -	$ -
Total Derivative Instruments:	$ 1,686,025	$ 1,686,025	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,705,868	$ (19,843)
Total Value of Derivatives	$ 1,705,868	$ (19,843)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.6%
AAA,AA,A	3.6%
BBB	2.9%
BB	2.8%
B	3.1%
CCC,CC,C	0.8%
D	0.0% *
Not Rated	1.0%
Equities	72.0%
Short-Term Investments and Net Other Assets	0.2%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.1%
United Kingdom	4.9%
Japan	2.7%
Switzerland	1.8%
France	1.5%
Germany	1.4%
Canada	1.2%
Cayman Islands	1.1%
Bermuda	1.1%
Brazil	1.0%
Netherlands	1.0%
Spain	1.0%
Others (Individually Less Than 1%)	9.2%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $488,478,911 of which $82,190,858, $17,772,552, $308,410,806 and $80,104,695 will expire on September 30, 2011, 2016, 2017 and 2018, respectively. The capital loss carryforward expiring September 30, 2016 was acquired from Advisor Asset Manager 70% Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,799,283)	$ 5,799,228
Fidelity Central Funds (cost $2,645,160,112)	2,585,337,797
Total Investments (cost $2,650,959,395)		$ 2,591,137,025
Receivable for investments sold		3,059,542
Receivable for fund shares sold		1,517,489
Distributions receivable from Fidelity Central Funds		15,076
Other receivables		151,478
Total assets		2,595,880,610

Liabilities
Payable for fund shares redeemed	$ 3,737,708
Accrued management fee	1,184,313
Distribution and service plan fees payable	82,792
Payable for daily variation on futures contracts	500,080
Other affiliated payables	483,044
Other payables and accrued expenses	89,240
Total liabilities		6,077,177

Net Assets		$ 2,589,803,433
Net Assets consist of:
Paid in capital		$ 2,889,902,656
Undistributed net investment income		27,667,476
Accumulated undistributed net realized gain (loss) on investments		(269,630,407)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(58,136,292)
Net Assets		$ 2,589,803,433

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,292,614 ÷ 7,303,587 shares)		$ 15.24

Maximum offering price per share (100/94.25 of $15.24)		$ 16.17
Class T: Net Asset Value and redemption price per share ($45,393,511 ÷ 2,984,774 shares)		$ 15.21

Maximum offering price per share (100/96.50 of $15.21)		$ 15.76
Class B: Net Asset Value and offering price per share ($14,696,133 ÷ 970,071 shares)A		$ 15.15

Class C: Net Asset Value and offering price per share ($34,846,524 ÷ 2,303,251 shares)A		$ 15.13

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,357,618,324 ÷ 154,279,061 shares)		$ 15.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,956,327 ÷ 1,697,641 shares)		$ 15.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 3,111
Income from Fidelity Central Funds		56,239,065
Total income		56,242,176

Expenses
Management fee	$ 13,973,248
Transfer agent fees	4,953,911
Distribution and service plan fees	1,014,522
Accounting and security lending fees	952,190
Custodian fees and expenses	5,001
Independent trustees' compensation	9,378
Appreciation in deferred trustee compensation account	75
Registration fees	118,140
Audit	43,658
Legal	21,175
Miscellaneous	26,368
Total expenses before reductions	21,117,666
Expense reductions	(552,986)	20,564,680
Net investment income (loss)		35,677,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,862,611
Fidelity Central Funds	11,497,753
Futures contracts	5,878,846
Capital gain distributions from Fidelity Central Funds	203,010
Total net realized gain (loss)		22,442,220
Change in net unrealized appreciation (depreciation) on: Investment securities	204,373,662
Assets and liabilities in foreign currencies	(600)
Futures contracts	1,686,025
Total change in net unrealized appreciation (depreciation)		206,059,087
Net gain (loss)		228,501,307
Net increase (decrease) in net assets resulting from operations		$ 264,178,803
Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,677,496	$ 43,435,422
Net realized gain (loss)	22,442,220	(40,181,221)
Change in net unrealized appreciation (depreciation)	206,059,087	84,167,631
Net increase (decrease) in net assets resulting from operations	264,178,803	87,421,832
Distributions to shareholders from net investment income	(38,479,238)	(54,439,794)
Distributions to shareholders from net realized gain	(1,558,563)	-
Total distributions	(40,037,801)	(54,439,794)
Share transactions - net increase (decrease)	(67,975,317)	(97,287,296)
Total increase (decrease) in net assets	156,165,685	(64,305,258)

Net Assets
Beginning of period	2,433,637,748	2,497,943,006
End of period (including undistributed net investment income of $27,667,476 and undistributed net investment income of $30,469,293, respectively)	$ 2,589,803,433	$ 2,433,637,748

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.17	.22	- J
Net realized and unrealized gain (loss)	1.33	.40	(.52)
Total from investment operations	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.30)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.20)	(.30)	-
Net asset value, end of period	$ 15.24	$ 13.94	$ 13.62
Total Return B, C, D	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.10%	1.18%	1.24% A
Net investment income (loss)	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	.19	- J
Net realized and unrealized gain (loss)	1.33	.39	(.52)
Total from investment operations	1.46	.58	(.52)
Distributions from net investment income	(.16)	(.29)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.16) K	(.29)	-
Net asset value, end of period	$ 15.21	$ 13.91	$ 13.62
Total Return B, C, D	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.36%	1.43%	1.49% A
Net investment income (loss)	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.05	.13	- J
Net realized and unrealized gain (loss)	1.33	.39	(.52)
Total from investment operations	1.38	.52	(.52)
Distributions from net investment income	(.08)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09)	(.28)	-
Net asset value, end of period	$ 15.15	$ 13.86	$ 13.62
Total Return B, C, D	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.90%	1.94%	1.99% A
Net investment income (loss)	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.13	- J
Net realized and unrealized gain (loss)	1.33	.39	(.52)
Total from investment operations	1.39	.52	(.52)
Distributions from net investment income	(.11)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.12)	(.28)	-
Net asset value, end of period	$ 15.13	$ 13.86	$ 13.62
Total Return B, C, D	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.82%	1.91%	1.99% A
Net investment income (loss)	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate F	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Income from Investment Operations
Net investment income (loss) B	.21	.25	.33	.38	.34
Net realized and unrealized gain (loss)	1.34	.41	(4.06)	1.97	.84
Total from investment operations	1.55	.66	(3.73)	2.35	1.18
Distributions from net investment income	(.23)	(.31)	(.41)	(.39)	(.29)
Distributions from net realized gain	(.01)	-	(.02)	-	(.01)
Total distributions	(.24)	(.31)	(.43)	(.39)	(.30)
Net asset value, end of period	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Total Return A	11.21%	5.59%	(21.46)%	15.07%	7.98%
Ratios to Average Net Assets D
Expenses before reductions	.80%	.88%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.80%	.88%	.79%	.80%	.81%
Expenses net of all reductions	.78%	.86%	.78%	.78%	.79%
Net investment income (loss)	1.47%	2.20%	2.07%	2.26%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093	$ 3,137,094
Portfolio turnover rate C	21%	13%	14% E	14%	82% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E The portfolio turnover rate does not include the assets acquired in the merger.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.21	.25	- I
Net realized and unrealized gain (loss)	1.33	.41	(.52)
Total from investment operations	1.54	.66	(.52)
Distributions from net investment income	(.21)	(.31)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.22)	(.31)	-
Net asset value, end of period	$ 15.29	$ 13.97	$ 13.62
Total Return B, C	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.84%	.90%	1.00% A
Expenses net of all reductions	.82%	.89%	.99% A
Net investment income (loss)	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate E	21%	13%	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.6	1.2
Exxon Mobil Corp.	1.2	0.0
General Electric Co.	0.9	0.6
Google, Inc. Class A	0.9	0.7
Visa, Inc. Class A	0.8	0.1
Procter & Gamble Co.	0.8	0.8
The Coca-Cola Co.	0.7	0.5
Chevron Corp.	0.7	0.0
Synovus Financial Corp.	0.6	0.0
Nestle SA	0.6	0.6
	8.8
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stock Class and Equity Futures * 86.1%	Stock Class and Equity Futures ** 86.2%
Bond Class 12.9%	Bond Class 10.9%
Short-Term Class 1.0%	Short-Term Class 2.9%
* Includes Commodities & Related Investments of 0.9%	** Includes Commodities & Related Investments of 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	20.8
Fidelity Financials Central Fund	11.0
Fidelity Information Technology Central Fund	10.3
Fidelity Health Care Central Fund	7.1
Fidelity Industrials Central Fund	6.6
Fidelity Energy Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.3
Fidelity Consumer Discretionary Central Fund	6.2
Fidelity Emerging Markets Equity Central Fund	4.8
Fidelity Materials Central Fund	2.3
Fidelity Utilities Central Fund	2.2
Fidelity Telecom Services Central Fund	1.8
Fidelity Commodity Strategy Central Fund	0.9
Total Equity Central Funds	86.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.9
Investment Grade Fixed-Income Funds	7.4
Total Fixed-Income Central Funds	13.3
Money Market Central Funds	0.1
Other Short-Term Investments	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 33.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Central Funds - 86.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	558,628	$ 6,100,223
Fidelity Consumer Discretionary Central Fund (b)	365,926	41,517,985
Fidelity Consumer Staples Central Fund (b)	331,130	41,570,091
Fidelity Emerging Markets Equity Central Fund (b)	154,382	31,592,728
Fidelity Energy Central Fund (b)	426,530	42,371,501
Fidelity Financials Central Fund (b)	1,317,780	73,413,516
Fidelity Health Care Central Fund (b)	419,671	47,129,056
Fidelity Industrials Central Fund (b)	355,435	43,949,561
Fidelity Information Technology Central Fund (b)	447,454	68,558,855
Fidelity International Equity Central Fund (b)	2,086,992	138,200,607
Fidelity Materials Central Fund (b)	109,577	15,474,447
Fidelity Telecom Services Central Fund (b)	104,032	12,146,834
Fidelity Utilities Central Fund (b)	152,916	14,855,826
TOTAL EQUITY CENTRAL FUNDS (Cost $593,017,868)		576,881,230
Fixed-Income Central Funds - 13.3%

High Yield Fixed-Income Funds - 5.9%
Fidelity High Income Central Fund 1 (b)	404,623	38,851,929
Investment Grade Fixed-Income Funds - 7.4%
Fidelity Tactical Income Central Fund (b)	484,979	49,220,508
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $81,851,733)		88,072,437
Money Market Central Funds - 0.1%

Fidelity Cash Central Fund, 0.25% (c) (Cost $526,703)	526,703	526,703
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% 11/26/10 (a) (Cost $149,965)	$ 150,000	149,964
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $675,546,269)	665,630,334
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(360,777)
NET ASSETS - 100%	$ 665,269,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
30 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 1,705,050	$ (5,000)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,964.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,084
Fidelity Commodity Strategy Central Fund	8,644
Fidelity Consumer Discretionary Central Fund	469,404
Fidelity Consumer Staples Central Fund	962,609
Fidelity Emerging Markets Equity Central Fund	406,841
Fidelity Energy Central Fund	508,616
Fidelity Financials Central Fund	580,566
Fidelity Health Care Central Fund	373,935
Fidelity High Income Central Fund 1	2,584,635
Fidelity Industrials Central Fund	578,766
Fidelity Information Technology Central Fund	298,361
Fidelity International Equity Central Fund	2,965,997
Fidelity Materials Central Fund	503,278
Fidelity Tactical Income Central Fund	1,666,198
Fidelity Telecom Services Central Fund	366,758
Fidelity Utilities Central Fund	478,429
Total	$ 12,767,121
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 13,952,326	$ 8,023,216	$ 6,100,223	4.1%
Fidelity Consumer Discretionary Central Fund	39,979,382	3,708,685	10,361,415	41,517,985	6.9%
Fidelity Consumer Staples Central Fund	39,673,811	5,662,520	7,271,680	41,570,091	6.7%
Fidelity Emerging Markets Equity Central Fund	17,999,653	11,210,096	2,743,771	31,592,728	8.0%
Fidelity Energy Central Fund	44,764,935	7,631,988	9,697,058	42,371,501	6.9%
Fidelity Financials Central Fund	63,321,485	23,720,071	10,578,413	73,413,516	7.0%
Fidelity Health Care Central Fund	52,034,339	4,245,853	13,825,644	47,129,056	6.7%
Fidelity High Income Central Fund 1	29,367,333	11,233,545	4,396,582	38,851,929	6.5%
Fidelity Industrials Central Fund	43,618,614	4,394,598	12,126,972	43,949,561	6.7%
Fidelity Information Technology Central Fund	74,871,388	6,893,239	27,989,141	68,558,855	6.8%
Fidelity International Equity Central Fund	68,228,457	73,965,432	7,439,320	138,200,607	8.2%
Fidelity Materials Central Fund	16,138,993	1,726,808	3,853,878	15,474,447	6.9%
Fidelity Tactical Income Central Fund	46,186,877	22,712,226	22,841,269	49,220,508	1.1%
Fidelity Telecom Services Central Fund	12,273,530	1,201,246	3,029,877	12,146,834	6.7%
Fidelity Utilities Central Fund	14,732,202	1,810,013	2,966,075	14,855,826	6.7%
Total	$ 563,190,999	$ 194,068,646	$ 147,144,311	$ 664,953,667
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 576,881,230	$ 576,881,230	$ -	$ -
Fixed-Income Central Funds	88,072,437	88,072,437	-	-
Money Market Central Funds	526,703	526,703	-	-
U.S. Treasury Obligations	149,964	-	149,964	-
Total Investments in Securities:	$ 665,630,334	$ 665,480,370	$ 149,964	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,000)	$ (5,000)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (5,000)
Total Value of Derivatives	$ -	$ (5,000)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	5.0%
AAA,AA,A	1.3%
BBB	1.2%
BB	2.0%
B	2.8%
CCC,CC,C	0.9%
Not Rated	0.0% *
Equities	85.4%
Short-Term Investments and Net Other Assets	1.4%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.4%
United Kingdom	5.8%
Japan	3.5%
Switzerland	2.3%
France	1.9%
Germany	1.9%
Spain	1.3%
Netherlands	1.3%
Cayman Islands	1.3%
Brazil	1.2%
Canada	1.1%
China	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.0%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $116,484,972 of which $35,442,899 and $81,042,073 will expire on September 30, 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $149,965)	$ 149,964
Fidelity Central Funds (cost $675,396,304)	665,480,370
Total Investments (cost $675,546,269)		$ 665,630,334
Receivable for investments sold		916,010
Receivable for fund shares sold		725,660
Distributions receivable from Fidelity Central Funds		372
Other receivables		39,918
Total assets		667,312,294

Liabilities
Payable for fund shares redeemed	$ 1,539,986
Accrued management fee	302,124
Transfer agent fee payable	123,687
Distribution and service plan fees payable	23,034
Payable for daily variation on futures contracts	6,298
Other affiliated payables	19,591
Other payables and accrued expenses	28,017
Total liabilities		2,042,737

Net Assets		$ 665,269,557
Net Assets consist of:
Paid in capital		$ 732,337,948
Undistributed net investment income		5,902,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,050,303)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,920,257)
Net Assets		$ 665,269,557

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,550,091 ÷ 3,723,885 shares)		$ 12.23

Maximum offering price per share (100/94.25 of $12.23)		$ 12.98
Class T: Net Asset Value and redemption price per share ($7,153,696 ÷ 587,006 shares)		$ 12.19

Maximum offering price per share (100/96.50 of $12.19)		$ 12.63
Class B: Net Asset Value and offering price per share ($3,797,732 ÷ 313,316 shares)A		$ 12.12

Class C: Net Asset Value and offering price per share ($9,944,587 ÷ 822,135 shares)A		$ 12.10

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($592,472,207 ÷ 48,110,119 shares)		$ 12.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,351,244 ÷ 516,482 shares)		$ 12.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest		$ 6
Income from Fidelity Central Funds		12,767,121
Total income		12,767,127

Expenses
Management fee	$ 3,546,418
Transfer agent fees	1,508,563
Distribution and service plan fees	237,623
Accounting fees and expenses	235,529
Custodian fees and expenses	5,001
Independent trustees' compensation	2,216
Registration fees	112,630
Audit	44,507
Legal	3,207
Miscellaneous	10,237
Total expenses before reductions	5,705,931
Expense reductions	(154,703)	5,551,228
Net investment income (loss)		7,215,899
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	650,697
Fidelity Central Funds	21,792,835
Foreign currency transactions	2,360
Capital gain distributions from Fidelity Central Funds	47,615
Total net realized gain (loss)		22,493,507
Change in net unrealized appreciation (depreciation) on: Investment securities	33,045,497
Assets and liabilities in foreign currencies	(4,274)
Futures contracts	(5,000)
Total change in net unrealized appreciation (depreciation)		33,036,223
Net gain (loss)		55,529,730
Net increase (decrease) in net assets resulting from operations		$ 62,745,629

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,215,899	$ 6,815,943
Net realized gain (loss)	22,493,507	(5,452,798)
Change in net unrealized appreciation (depreciation)	33,036,223	28,076,082
Net increase (decrease) in net assets resulting from operations	62,745,629	29,439,227
Distributions to shareholders from net investment income	(6,228,674)	(7,455,362)
Distributions to shareholders from net realized gain	(795,094)	-
Total distributions	(7,023,768)	(7,455,362)
Share transactions - net increase (decrease)	41,004,775	81,350,268
Total increase (decrease) in net assets	96,726,636	103,334,133

Net Assets
Beginning of period	568,542,921	465,208,788
End of period (including undistributed net investment income of $5,902,169 and undistributed net investment income of $4,914,856, respectively)	$ 665,269,557	$ 568,542,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.11	.14	.17	.19
Net realized and unrealized gain (loss)	1.06	.27	(3.74)	2.05
Total from investment operations	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.12) I	(.17)	(.26)	(.22)
Net asset value, end of period	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B, C, D	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.08	.11	.13	.15
Net realized and unrealized gain (loss)	1.06	.27	(3.73)	2.06
Total from investment operations	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.09) I	(.15)	(.23)	(.22)
Net asset value, end of period	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B, C, D	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.01	.06	.06	.08
Net realized and unrealized gain (loss)	1.06	.28	(3.72)	2.07
Total from investment operations	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.04) I	(.09)	(.19)	(.21)
Net asset value, end of period	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B, C, D	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.02	.07	.07	.08
Net realized and unrealized gain (loss)	1.06	.28	(3.71)	2.06
Total from investment operations	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B, C, D	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Income from Investment Operations
Net investment income (loss) B	.14	.16	.20	.23	.18
Net realized and unrealized gain (loss)	1.07	.27	(3.76)	2.02	.98
Total from investment operations	1.21	.43	(3.56)	2.25	1.16
Distributions from net investment income	(.12)	(.18)	(.23)	(.21)	(.06)
Distributions from net realized gain	(.02)	-	(.03)	(.02)	-
Total distributions	(.14)	(.18)	(.26)	(.23)	(.06)
Net asset value, end of period	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Total Return A	10.81%	4.54%	(24.43)%	17.77%	9.95%
Ratios to Average Net Assets D
Expenses before reductions	.86%	.95%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.86%	.95%	.87%	.87%	.91%
Expenses net of all reductions	.84%	.94%	.86%	.86%	.87%
Net investment income (loss)	1.17%	1.72%	1.54%	1.62%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 592,472	$ 528,720	$ 440,040	$ 576,458	$ 448,831
Portfolio turnover rate C	25%	7%	20%	31%	187% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

E Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.14	.17	.21	.23
Net realized and unrealized gain (loss)	1.07	.28	(3.76)	2.07
Total from investment operations	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.15) H	(.21)	(.27)	(.23)
Net asset value, end of period	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B, C	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.80%	.81%	.77%	.81% A
Net investment income (loss)	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect the class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio *
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Repurchase Agreements Futures Swap Agreements	.06%
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy Central Fund and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .12%.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 3,044,173,522	$ 139,709,603	$ (47,463,808)	$ 92,245,795
Fidelity Asset Manager 30%	125,636,462	5,928,736	(1,686,685)	4,242,051
Fidelity Asset Manager 40%	87,710,011	5,056,612	(1,739,058)	3,317,554
Fidelity Asset Manager 50%	6,075,486,663	613,464,502	(290,739,468)	322,725,034
Fidelity Asset Manager 60%	126,097,696	8,813,387	(3,062,073)	5,751,314
Fidelity Asset Manager 70%	2,434,690,940	297,320,071	(140,873,986)	156,446,085
Fidelity Asset Manager 85%	623,443,816	82,675,994	(40,489,476)	42,186,518

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 9,427,384	$ -	$ (73,793,498)	$ 92,245,795
Fidelity Asset Manager 30%	3,191,454	597,915	-	4,242,051
Fidelity Asset Manager 40%	2,297,323	319,496	-	3,317,554
Fidelity Asset Manager 50%	38,505,531	-	(601,103,300)	322,725,034
Fidelity Asset Manager 60%	4,645,255	41,289	-	5,751,314
Fidelity Asset Manager 70%	31,993,427	-	(488,478,911)	156,446,138
Fidelity Asset Manager 85%	7,229,383	-	(116,484,972)	42,187,199

The tax character of distributions paid was as follows:

September 30, 2010
Ordinary Income
Fidelity Asset Manager 20%	$ 55,007,966
Fidelity Asset Manager 30%	2,393,534
Fidelity Asset Manager 40%	1,349,111
Fidelity Asset Manager 50%	118,842,592
Fidelity Asset Manager 60%	1,129,447
Fidelity Asset Manager 70%	40,037,801
Fidelity Asset Manager 85%	7,023,768

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

September 30, 2009
Ordinary Income
Fidelity Asset Manager 20%	$ 71,793,201
Fidelity Asset Manager 30%	1,165,886
Fidelity Asset Manager 40%	608,662
Fidelity Asset Manager 50%	183,355,430
Fidelity Asset Manager 60%	387,880
Fidelity Asset Manager 70%	54,439,794
Fidelity Asset Manager 85%	7,455,362

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds use derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives may increase or decrease their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The tables below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 2,816,682	$ 899,849
Totals (a)	$ 2,816,682	$ 899,849
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ -	$ (500)
Totals (a)	$ -	$ (500)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 13,729,132	$ 2,885,667
Totals (a)	$ 13,729,132	$ 2,885,667
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ -	$ (1,668)
Totals (a)	$ -	$ (1,668)

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 5,878,846	$ 1,686,025
Totals (a)	$ 5,878,846	$ 1,686,025
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ -	$ (5,000)
Totals (a)	$ -	$ (5,000)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds use futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	675,590,986	382,646,347
Fidelity Asset Manager 30%	57,949,497	17,082,581
Fidelity Asset Manager 40%	49,537,075	13,768,959
Fidelity Asset Manager 50%	1,090,571,883	1,480,746,591
Fidelity Asset Manager 60%	78,074,864	20,333,861
Fidelity Asset Manager 70%	502,699,654	603,251,683
Fidelity Asset Manager 85%	203,805,466	157,295,156

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR pays a portion of management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds have invested in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in the amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 11,202
Fidelity Asset Manager 30%	394
Fidelity Asset Manager 40%	300
Fidelity Asset Manager 50%	31,712
Fidelity Asset Manager 60%	593
Fidelity Asset Manager 70%	14,627
Fidelity Asset Manager 85%	4,674

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 69,124	$ 11,689
Class T	.25%	.25%	65,524	28
Class B	.75%	.25%	33,552	25,172
Class C	.75%	.25%	129,218	57,453
			$ 297,418	$ 94,342
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 14,906	$ 1,293
Class T	.25%	.25%	22,981	27
Class B	.75%	.25%	10,675	8,028
Class C	.75%	.25%	37,881	17,678
			$ 86,443	$ 27,026
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 11,566	$ 1,049
Class T	.25%	.25%	11,222	160
Class B	.75%	.25%	11,567	9,650
Class C	.75%	.25%	17,806	10,232
			$ 52,161	$ 21,091
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 86,987	$ 18,817
Class T	.25%	.25%	70,250	72
Class B	.75%	.25%	41,772	31,360
Class C	.75%	.25%	115,989	44,375
			$ 314,998	$ 94,624
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 32,351	$ 5,535
Class T	.25%	.25%	24,252	-
Class B	.75%	.25%	17,806	13,371
Class C	.75%	.25%	34,971	17,150
			$ 109,380	$ 36,056

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 70%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 246,334	$ 14,975
Class T	.25%	.25%	226,940	616
Class B	.75%	.25%	164,802	123,677
Class C	.75%	.25%	376,446	63,921
			$ 1,014,522	$ 203,189
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 84,863	$ 4,968
Class T	.25%	.25%	30,880	14
Class B	.75%	.25%	36,046	27,042
Class C	.75%	.25%	85,834	26,023
			$ 237,623	$ 58,047

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 30,542
Class T	7,593
Class B*	7,607
Class C*	2,173
$ 47,915
Fidelity Asset Manager 30%
Class A	$ 14,569
Class T	9,462
Class B*	331
Class C*	643
$ 25,005
Fidelity Asset Manager 40%
Class A	$ 11,685
Class T	1,706
Class B*	2,190
Class C*	12
$ 15,593
Fidelity Asset Manager 50%
Class A	$ 40,501
Class T	17,566
Class B*	9,316
Class C*	3,030
$ 70,413
Fidelity Asset Manager 60%
Class A	$ 21,007
Class T	5,814
Class B*	8,326
Class C*	1,178
$ 36,325

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 70%	Retained by FDC
Class A	$ 35,790
Class T	9,688
Class B*	34,738
Class C*	21,377
$ 101,593
Fidelity Asset Manager 85%
Class A	$ 27,725
Class T	5,929
Class B*	9,851
Class C*	1,678
$ 45,183

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 35,947.13
Class T	17,731.14
Class B	6,964.21
Class C	19,640.15
Asset Manager 20%	2,722,518.10
Institutional Class	3,389.10
	$ 2,806,189
Fidelity Asset Manager 30%
Class A	$ 7,964.13
Class T	5,022.11
Class B	1,946.18
Class C	4,976.13
Asset Manager 30%	82,441.10
Institutional Class	1,092.12
	$ 103,441
Fidelity Asset Manager 40%
Class A	$ 7,683.17
Class T	3,416.15
Class B	1,734.15
Class C	2,794.16
Asset Manager 40%	61,082.10
Institutional Class	966.10
	$ 77,675

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 50%	Amount	% of Average Net Assets
Class A	$ 66,417.19
Class T	26,053.19
Class B	10,189.24
Class C	24,245.21
Asset Manager 50%	10,831,066.18
Institutional Class	6,328.17
	$ 10,964,298
Fidelity Asset Manager 60%
Class A	$ 30,774.24
Class T	10,149.21
Class B	5,289.30
Class C	7,938.23
Asset Manager 60%	133,085.17
Institutional Class	4,394.21
	$ 191,629
Fidelity Asset Manager 70%
Class A	$ 260,279.26
Class T	122,504.27
Class B	51,003.31
Class C	88,797.24
Asset Manager 70%	4,375,807.19
Institutional Class	55,521.23
	$ 4,953,911
Fidelity Asset Manager 85%
Class A	$ 78,600.23
Class T	14,398.23
Class B	11,227.31
Class C	20,933.24
Asset Manager 85%	1,374,762.24
Institutional Class	8,643.20
	$ 1,508,563

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 10,150
Fidelity Asset Manager 30%	343
Fidelity Asset Manager 40%	225
Fidelity Asset Manager 50%	24,381
Fidelity Asset Manager 60%	343
Fidelity Asset Manager 70%	9,782
Fidelity Asset Manager 85%	2,414

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Asset Manager 50%	$ 5,254
Fidelity Asset Manager 70%	2,750

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 20%
Class B	1.65%	$ 565
Fidelity Asset Manager 30%
Class A	.90%	4,673
Class T	1.15%	1,838
Class B	1.65%	1,394
Class C	1.65%	2,791
Asset Manager 30%	.65%	37,250
Institutional Class	.65%	601
Fidelity Asset Manager 40%
Class A	.90%	7,689
Class T	1.15%	3,741
Class B	1.65%	1,907
Class C	1.65%	2,970
Asset Manager 40%	.65%	61,889
Institutional Class	.65%	1,058
Fidelity Asset Manager 60%
Class A	1.10%	16,489
Class T	1.35%	5,085
Class B	1.85%	3,503
Class C	1.85%	4,276
Asset Manager 60%	.85%	51,285
Institutional Class	.85%	2,105

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced the class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 47,080

Annual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Asset Manager 20%	$ 140,126	$ -
Fidelity Asset Manager 30%	7,373	2
Fidelity Asset Manager 40%	6,847	3
Fidelity Asset Manager 50%	859,605	31
Fidelity Asset Manager 60%	15,868	3
Fidelity Asset Manager 70%	491,261	18
Fidelity Asset Manager 85%	150,028	1

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2010	2009
Fidelity Asset Manager 20%
From net investment income
Class A	$ 475,459	$ 437,282
Class T	190,636	183,229
Class B	31,286	54,423
Class C	123,802	126,202
Asset Manager 20%	53,054,555	70,916,093
Institutional Class	69,084	75,972
Total	$ 53,944,822	$ 71,793,201
From net realized gain
Class A	$ 11,003	$ -
Class T	4,680	-
Class B	1,342	-
Class C	4,617	-
Asset Manager 20%	1,040,320	-
Institutional Class	1,182	-
Total	$ 1,063,144	$ -
Fidelity Asset Manager 30%
From net investment income
Class A	$ 105,939	$ 52,355
Class T	69,241	32,661
Class B	11,715	11,038
Class C	40,459	34,391
Asset Manager 30%	1,732,423	1,021,321
Institutional Class	19,380	14,120
Total	$ 1,979,157	$ 1,165,886
From net realized gain
Class A	$ 23,619	$ -
Class T	12,739	-
Class B	4,604	-
Class C	14,101	-
Asset Manager 30%	355,511	-
Institutional Class	3,803	-
Total	$ 414,377	$ -

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended September 30,	2010	2009
Fidelity Asset Manager 40%
From net investment income
Class A	$ 68,525	$ 72,060
Class T	30,736	39,765
Class B	10,251	20,040
Class C	16,142	21,439
Asset Manager 40%	1,020,274	425,812
Institutional Class	18,025	29,546
Total	$ 1,163,953	$ 608,662
From net realized gain
Class A	$ 12,119	$ -
Class T	6,626	-
Class B	3,795	-
Class C	5,380	-
Asset Manager 40%	154,380	-
Institutional Class	2,858	-
Total	$ 185,158	$ -
Fidelity Asset Manager 50%
From net investment income
Class A	$ 555,656	$ 397,973
Class T	194,817	166,065
Class B	37,330	46,365
Class C	109,897	113,113
Asset Manager 50%	117,879,331	177,932,255
Institutional Class	65,561	38,741
Total	$ 118,842,592	$ 178,694,512
From net realized gain
Class A	$ -	$ 8,976
Class T	-	4,405
Class B	-	1,523
Class C	-	3,756
Asset Manager 50%	-	4,641,464
Institutional Class	-	794
Total	$ -	$ 4,660,918
Fidelity Asset Manager 60%
From net investment income
Class A	$ 77,496	$ 47,042
Class T	32,293	27,701
Class B	7,178	7,436
Class C	17,988	11,096
Asset Manager 60%	778,488	284,188
Institutional Class	15,127	10,417
Total	$ 928,570	$ 387,880
From net realized gain
Class A	$ 18,234	$ -
Class T	9,498	-
Class B	3,988	-
Class C	7,195	-
Asset Manager 60%	158,875	-
Institutional Class	3,087	-
Total	$ 200,877	$ -

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2010	2009
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,226,342	$ 1,931,219
Class T	502,886	1,065,951
Class B	100,145	447,034
Class C	299,307	727,522
Asset Manager 70%	36,045,406	49,684,258
Institutional Class	305,152	583,810
Total	$ 38,479,238	$ 54,439,794
From net realized gain
Class A	$ 58,090	$ -
Class T	29,200	-
Class B	11,267	-
Class C	24,268	-
Asset Manager 70%	1,422,844	-
Institutional Class	12,894	-
Total	$ 1,558,563	$ -
Fidelity Asset Manager 85%
From net investment income
Class A	$ 256,905	$ 236,401
Class T	40,431	60,047
Class B	8,273	22,565
Class C	29,342	40,556
Asset Manager 85%	5,859,302	7,078,878
Institutional Class	34,421	16,915
Total	$ 6,228,674	$ 7,455,362
From net realized gain
Class A	$ 36,067	$ -
Class T	7,677	-
Class B	4,432	-
Class C	10,735	-
Asset Manager 85%	732,414	-
Institutional Class	3,769	-
Total	$ 795,094	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Fidelity Asset Manager 20%
Class A
Shares sold	1,367,399	1,881,552	$ 16,545,993	$ 20,262,428
Reinvestment of distributions	38,433	36,721	463,570	395,323
Shares redeemed	(988,893)	(551,418)	(11,988,031)	(5,902,669)
Net increase (decrease)	416,939	1,366,855	$ 5,021,532	$ 14,755,082
Class T
Shares sold	634,304	556,534	$ 7,654,118	$ 5,957,883
Reinvestment of distributions	14,578	15,725	175,697	167,994
Shares redeemed	(241,304)	(154,805)	(2,918,698)	(1,648,787)
Net increase (decrease)	407,578	417,454	$ 4,911,117	$ 4,477,090
Class B
Shares sold	150,755	172,271	$ 1,815,797	$ 1,835,013
Reinvestment of distributions	2,232	4,084	26,851	43,418
Shares redeemed	(86,323)	(120,458)	(1,047,878)	(1,269,080)
Net increase (decrease)	66,664	55,897	$ 794,770	$ 609,351

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Class C
Shares sold	707,792	590,588	$ 8,509,802	$ 6,323,524
Reinvestment of distributions	8,699	8,209	104,701	87,576
Shares redeemed	(239,520)	(141,658)	(2,885,264)	(1,492,459)
Net increase (decrease)	476,971	457,139	$ 5,729,239	$ 4,918,641
Asset Manager 20%
Shares sold	89,853,862	58,768,202	$ 1,090,949,570	$ 637,513,025
Reinvestment of distributions	4,305,872	6,354,880	52,019,005	67,864,384
Shares redeemed	(45,372,516)	(69,477,950)	(550,784,654)	(731,982,311)
Net increase (decrease)	48,787,218	(4,354,868)	$ 592,183,921	$ (26,604,902)
Institutional Class
Shares sold	185,035	137,005	$ 2,260,347	$ 1,434,782
Reinvestment of distributions	4,900	6,581	59,203	70,199
Shares redeemed	(41,041)	(66,987)	(497,978)	(711,929)
Net increase (decrease)	148,894	76,599	$ 1,821,572	$ 793,052
Fidelity Asset Manager 30%
Class A
Shares sold	481,437	414,025	$ 4,474,112	$ 3,417,018
Reinvestment of distributions	12,728	5,517	117,278	44,542
Shares redeemed	(194,516)	(76,929)	(1,817,919)	(581,256)
Net increase (decrease)	299,649	342,613	$ 2,773,471	$ 2,880,304
Class T
Shares sold	473,652	161,111	$ 4,403,570	$ 1,317,197
Reinvestment of distributions	6,299	4,011	57,955	32,253
Shares redeemed	(120,471)	(47,688)	(1,126,266)	(365,440)
Net increase (decrease)	359,480	117,434	$ 3,335,259	$ 984,010
Class B
Shares sold	71,130	79,409	$ 658,742	$ 635,086
Reinvestment of distributions	1,674	1,314	15,388	10,518
Shares redeemed	(19,903)	(50,703)	(184,038)	(394,045)
Net increase (decrease)	52,901	30,020	$ 490,092	$ 251,559
Class C
Shares sold	302,815	174,653	$ 2,799,313	$ 1,440,050
Reinvestment of distributions	5,167	4,010	47,447	32,219
Shares redeemed	(87,963)	(74,546)	(812,117)	(607,066)
Net increase (decrease)	220,019	104,117	$ 2,034,643	$ 865,203
Asset Manager 30%
Shares sold	7,460,776	6,904,812	$ 69,439,946	$ 55,910,068
Reinvestment of distributions	222,139	123,690	2,047,681	996,564
Shares redeemed	(3,146,665)	(3,262,135)	(29,237,305)	(25,731,823)
Net increase (decrease)	4,536,250	3,766,367	$ 42,250,322	$ 31,174,809
Institutional Class
Shares sold	46,009	85,817	$ 428,927	$ 690,781
Reinvestment of distributions	2,159	1,745	19,894	13,913
Shares redeemed	(12,736)	(26,231)	(118,003)	(202,728)
Net increase (decrease)	35,432	61,331	$ 330,818	$ 501,966
Fidelity Asset Manager 40%
Class A
Shares sold	685,528	949,479	$ 6,145,461	$ 6,910,670
Reinvestment of distributions	8,721	9,317	77,631	69,821
Shares redeemed	(359,739)	(867,182)	(3,238,124)	(6,423,492)
Net increase (decrease)	334,510	91,614	$ 2,984,968	$ 556,999
Class T
Shares sold	126,436	151,870	$ 1,154,388	$ 1,163,455
Reinvestment of distributions	3,765	5,024	33,340	38,279
Shares redeemed	(53,808)	(137,056)	(480,791)	(1,041,565)
Net increase (decrease)	76,393	19,838	$ 706,937	$ 160,169

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Class B
Shares sold	53,050	75,414	$ 481,946	$ 591,777
Reinvestment of distributions	1,544	2,558	13,592	19,564
Shares redeemed	(84,907)	(97,756)	(764,684)	(742,267)
Net increase (decrease)	(30,313)	(19,784)	$ (269,146)	$ (130,926)
Class C
Shares sold	176,368	99,725	$ 1,595,392	$ 770,448
Reinvestment of distributions	2,348	2,748	20,782	20,997
Shares redeemed	(113,922)	(99,318)	(1,024,426)	(755,114)
Net increase (decrease)	64,794	3,155	$ 591,748	$ 36,331
Asset Manager 40%
Shares sold	5,951,044	3,849,199	$ 54,037,260	$ 29,825,562
Reinvestment of distributions	128,632	55,087	1,146,456	419,676
Shares redeemed	(1,990,425)	(1,075,285)	(18,032,627)	(8,018,930)
Net increase (decrease)	4,089,251	2,829,001	$ 37,151,089	$ 22,226,308
Institutional Class
Shares sold	43,724	13,481	$ 396,689	$ 108,903
Reinvestment of distributions	2,073	3,839	18,388	29,314
Shares redeemed	(58,636)	(70,040)	(529,624)	(528,051)
Net increase (decrease)	(12,839)	(52,720)	$ (114,547)	$ (389,834)
Fidelity Asset Manager 50%
Class A
Shares sold	1,768,497	1,405,280	$ 24,843,354	$ 16,539,899
Reinvestment of distributions	39,139	33,431	538,102	384,422
Shares redeemed	(634,941)	(364,826)	(8,848,722)	(4,155,231)
Net increase (decrease)	1,172,695	1,073,885	$ 16,532,734	$ 12,769,090
Class T
Shares sold	654,048	545,417	$ 9,197,213	$ 6,332,321
Reinvestment of distributions	11,943	13,658	163,485	157,088
Shares redeemed	(293,305)	(169,205)	(4,053,154)	(1,916,167)
Net increase (decrease)	372,686	389,870	$ 5,307,544	$ 4,573,242
Class B
Shares sold	140,996	180,306	$ 1,961,869	$ 2,100,830
Reinvestment of distributions	2,176	3,715	29,634	42,668
Shares redeemed	(71,158)	(85,486)	(992,074)	(956,143)
Net increase (decrease)	72,014	98,535	$ 999,429	$ 1,187,355
Class C
Shares sold	514,603	485,121	$ 7,167,376	$ 5,631,940
Reinvestment of distributions	5,349	6,698	73,042	76,866
Shares redeemed	(205,830)	(159,202)	(2,870,242)	(1,747,618)
Net increase (decrease)	314,122	332,617	$ 4,370,176	$ 3,961,188
Asset Manager 50%
Shares sold	39,143,638	32,974,289	$ 547,613,737	$ 383,017,644
Reinvestment of distributions	8,294,224	15,343,644	113,952,368	176,555,039
Shares redeemed	(62,411,690)	(89,247,824)	(871,172,919)	(998,197,300)
Net increase (decrease)	(14,973,828)	(40,929,891)	$ (209,606,814)	$ (438,624,617)
Institutional Class
Shares sold	222,454	160,648	$ 3,106,030	$ 1,795,413
Reinvestment of distributions	4,425	3,452	61,031	39,144
Shares redeemed	(55,339)	(20,390)	(764,414)	(236,895)
Net increase (decrease)	171,540	143,710	$ 2,402,647	$ 1,597,662

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Fidelity Asset Manager 60%
Class A
Shares sold	2,141,689	626,963	$ 18,693,310	$ 4,408,112
Reinvestment of distributions	10,621	7,097	90,700	46,058
Shares redeemed	(619,019)	(310,140)	(5,333,003)	(2,115,814)
Net increase (decrease)	1,533,291	323,920	$ 13,451,007	$ 2,338,356
Class T
Shares sold	311,692	416,315	$ 2,738,228	$ 2,870,184
Reinvestment of distributions	4,505	3,579	38,385	23,192
Shares redeemed	(78,586)	(152,802)	(687,458)	(1,011,101)
Net increase (decrease)	237,611	267,092	$ 2,089,155	$ 1,882,275
Class B
Shares sold	106,824	142,861	$ 926,842	$ 1,024,160
Reinvestment of distributions	1,168	1,109	9,963	7,209
Shares redeemed	(72,845)	(97,132)	(631,010)	(678,465)
Net increase (decrease)	35,147	46,838	$ 305,795	$ 352,904
Class C
Shares sold	338,644	185,591	$ 2,936,397	$ 1,330,330
Reinvestment of distributions	2,900	1,710	24,677	11,096
Shares redeemed	(119,896)	(149,285)	(1,035,525)	(992,160)
Net increase (decrease)	221,648	38,016	$ 1,925,549	$ 349,266
Asset Manager 60%
Shares sold	7,782,273	6,524,913	$ 68,206,585	$ 46,957,848
Reinvestment of distributions	106,708	42,505	912,356	275,857
Shares redeemed	(3,614,653)	(3,253,446)	(31,454,344)	(22,687,629)
Net increase (decrease)	4,274,328	3,313,972	$ 37,664,597	$ 24,546,076
Institutional Class
Shares sold	314,085	54,932	$ 2,733,458	$ 380,285
Reinvestment of distributions	2,063	1,605	17,638	10,417
Shares redeemed	(66,069)	(55,951)	(571,142)	(394,752)
Net increase (decrease)	250,079	586	$ 2,179,954	$ (4,050)
Fidelity Asset Manager 70%
Class A
Shares sold	2,439,457	2,173,509	$ 35,293,218	$ 24,367,312
Reinvestment of distributions	86,409	173,733	1,220,957	1,832,882
Shares redeemed	(1,605,541)	(2,500,085)	(23,055,336)	(28,216,639)
Net increase (decrease)	920,325	(152,843)	$ 13,458,839	$ (2,016,445)
Class T
Shares sold	356,464	558,875	$ 5,148,505	$ 6,345,694
Reinvestment of distributions	36,625	97,734	517,509	1,031,095
Shares redeemed	(759,609)	(1,157,915)	(10,971,045)	(12,984,993)
Net increase (decrease)	(366,520)	(501,306)	$ (5,305,031)	$ (5,608,204)
Class B
Shares sold	120,139	175,683	$ 1,720,713	$ 1,996,401
Reinvestment of distributions	7,309	39,046	103,353	411,939
Shares redeemed	(485,446)	(614,001)	(6,998,049)	(6,696,000)
Net increase (decrease)	(357,998)	(399,272)	$ (5,173,983)	$ (4,287,660)
Class C
Shares sold	670,000	421,289	$ 9,564,163	$ 4,898,274
Reinvestment of distributions	20,374	60,708	287,474	640,464
Shares redeemed	(885,534)	(756,167)	(12,736,288)	(8,424,208)
Net increase (decrease)	(195,160)	(274,170)	$ (2,884,651)	$ (2,885,470)
Asset Manager 70%
Shares sold	18,494,614	15,475,772	$ 267,814,520	$ 179,846,118
Reinvestment of distributions	2,604,232	4,628,030	36,823,839	48,825,720
Shares redeemed	(25,377,580)	(28,165,016)	(366,190,757)	(314,686,965)
Net increase (decrease)	(4,278,734)	(8,061,214)	$ (61,552,398)	$ (86,015,127)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009	2010	2009
Institutional Class
Shares sold	845,988	711,407	$ 12,203,214	$ 8,732,520
Reinvestment of distributions	17,837	55,050	252,400	580,778
Shares redeemed	(1,319,297)	(501,161)	(18,973,707)	(5,787,688)
Net increase (decrease)	(455,472)	265,296	$ (6,518,093)	$ 3,525,610
Fidelity Asset Manager 85%
Class A
Shares sold	2,360,902	1,227,157	$ 27,368,627	$ 11,123,956
Reinvestment of distributions	25,229	27,818	287,611	230,607
Shares redeemed	(675,334)	(419,528)	(7,837,431)	(3,964,719)
Net increase (decrease)	1,710,797	835,447	$ 19,818,807	$ 7,389,844
Class T
Shares sold	262,627	219,201	$ 3,032,066	$ 1,968,756
Reinvestment of distributions	3,776	6,419	42,970	53,147
Shares redeemed	(172,272)	(107,692)	(1,955,847)	(922,904)
Net increase (decrease)	94,131	117,928	$ 1,119,189	$ 1,098,999
Class B
Shares sold	107,436	128,701	$ 1,234,004	$ 1,146,718
Reinvestment of distributions	1,064	2,567	12,100	21,255
Shares redeemed	(76,663)	(75,871)	(883,795)	(628,100)
Net increase (decrease)	31,837	55,397	$ 362,309	$ 539,873
Class C
Shares sold	401,874	396,579	$ 4,614,595	$ 3,589,931
Reinvestment of distributions	3,150	3,717	35,722	30,743
Shares redeemed	(230,999)	(215,928)	(2,661,103)	(1,937,775)
Net increase (decrease)	174,025	184,368	$ 1,989,214	$ 1,682,899
Asset Manager 85%
Shares sold	16,027,071	16,408,620	$ 187,799,889	$ 153,803,706
Reinvestment of distributions	559,712	831,961	6,408,708	6,921,914
Shares redeemed	(15,512,827)	(10,231,882)	(180,949,818)	(90,681,889)
Net increase (decrease)	1,073,956	7,008,699	$ 13,258,779	$ 70,043,731
Institutional Class
Shares sold	462,839	106,499	$ 5,408,316	$ 906,473
Reinvestment of distributions	3,239	1,865	37,020	15,502
Shares redeemed	(85,209)	(38,520)	(988,859)	(327,053)
Net increase (decrease)	380,869	69,844	$ 4,456,477	$ 594,922

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% (funds of Fidelity Charles Street Trust)at September 30, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Charles Street Trust and Fidelity Charles Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2010

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians, brokers and transfer agents; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% as of September 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 30%	$ 597,915
Asset Manager 40%	$ 319,496
Asset Manager 60%	$ 41,289

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	13.25%
Asset Manager 30%	12.88%
Asset Manager 40%	11.63%
Asset Manager 50%	9.99%
Asset Manager 60%	8.77%
Asset Manager 70%	6.45%
Asset Manager 85%	2.45%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2010 to September 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$ 36,184,363
Asset Manager 30%	$ 1,345,167
Asset Manager 40%	$ 630,846
Asset Manager 50%	$ 56,767,253

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Institutional Class
Asset Manager 20%
October 2009	3%
November 2009	7%
December 2009	7%
January 2010	0%
February 2010	9%
March 2010	9%
April 2010	9%
May 2010	9%
June 2010	9%
July 2010	9%
August 2010	8%
September 2010	9%

Institutional Class
Asset Manager 30%
December 2009	6%
February 2010	13%
March 2010	13%
April 2010	13%
May 2010	13%
June 2010	13%
July 2010	13%
August 2010	13%
September 2010	13%

Institutional Class
Asset Manager 40%
April 2010	25%
July 2010	26%

Institutional Class
Asset Manager 50%
October 2009	2%
December 2009	20%
April 2010	29%
July 2010	29%

Institutional Class
Asset Manager 60%
December 2009	24%

Institutional Class
Asset Manager 70%
December 2009	40%

Institutional Class
Asset Manager 85%
December 2009	48%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Asset Manager 20%
October 2009	4%
November 2009	10%
December 2009	9%
January 2010	0%
February 2010	17%
March 2010	17%
April 2010	17%
May 2010	17%
June 2010	17%
July 2010	17%
August 2010	16%
September 2010	18%

Institutional Class
Asset Manager 30%
December 2009	9%
February 2010	26%
March 2010	26%
April 2010	26%
May 2010	26%
June 2010	26%
July 2010	26%
August 2010	26%
September 2010	26%

Institutional Class
Asset Manager 40%
April 2010	52%
July 2010	53%

Institutional Class
Asset Manager 50%
October 2009	3%
December 2009	27%
April 2010	57%
July 2010	58%

Institutional Class
Asset Manager 60%
December 2009	34%

Institutional Class
Asset Manager 70%
December 2009	56%

Institutional Class
Asset Manager 85%
December 2009	70%

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods, as available, against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For each of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, and Fidelity Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one- or three-year performance, as applicable), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 30%, because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of Institutional Class (Class I) and Class B of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For each of Fidelity Asset Manager 40% and Fidelity Asset Manager 60%, because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of the retail class and Class B of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the period shown. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 24% would mean that 76% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each class of Fidelity Asset Manager 20% ranked below its competitive median for 2009.

The Board noted that the total expenses of each class of Fidelity Asset Manager 30% ranked below its competitive median for 2009.

The Board noted that the total expenses of each class of Fidelity Asset Manager 40% ranked below its competitive median for 2009.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 50% ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 85% ranked below its competitive median for 2009 and the total expenses of each of Class T and Class B ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board also considered that the total expenses of Class B were above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-UANNPRO-1110
1.878282.102

Fidelity®
Series Broad Market Opportunities
Fund

Annual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity ® Series Broad Market Opportunities Fund	11.92%	-3.06%

A From August 21, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Series Broad Market Opportunities Fund on August 21, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from Christopher Sharpe and Geoff Stein, Lead Co-Portfolio Managers of Fidelity® Series Broad Market Opportunities Fund: The fund returned 11.92% for the year, beating the 11.33% gain of the Dow Jones U.S. Total Stock Market IndexSM. Strong stock selection and favorable market positioning aided results, with seven of the 10 underlying equity sector central funds beating their respective benchmark components. Successful stock picks in technology contributed the most, followed by selections in health care, consumer discretionary and industrials. From a market-capitalization perspective, overweighting strong-performing mid- and small-cap stocks, and underweighting lagging mega-cap stocks, proved advantageous. On the downside, stock selection in financials was the primary detractor, due to minimal exposure to the outperforming real estate investment trust (REIT) category. Stock choices in the lagging energy sector also hurt. The biggest individual contributors included a significant underweighting in weak-performing integrated oil giant Exxon Mobil, timely ownership of global financial services company Citigroup and an underweighting in banking giant Wells Fargo. Key detractors were overweightings in investment bank Gleacher and Georgia-based regional bank Synovus Financial.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Actual	1.00%	$ 1,000.00	$ 993.30	$ 5.00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.05	$ 5.06

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity Sector Central Funds.
Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	1.9
Exxon Mobil Corp.	2.0	0.0
General Electric Co.	1.4	0.9
Visa, Inc. Class A	1.4	0.2
Google, Inc. Class A	1.3	1.0
Procter & Gamble Co.	1.3	1.4
The Coca-Cola Co.	1.2	0.7
Chevron Corp.	1.2	0.0
Synovus Financial Corp.	1.0	0.1
Zions Bancorporation	1.0	0.0
	14.2
Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Stocks 99.5%	Stocks 98.9%
Convertible Securities 0.1%	Convertible Securities 0.0%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 1.1%

Annual Report

Investment Changes (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2010
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	18.9
Fidelity Information Technology Central Fund	16.2
Fidelity Health Care Central Fund	11.8
Fidelity Industrials Central Fund	11.2
Fidelity Energy Central Fund	10.8
Fidelity Consumer Discretionary Central Fund	10.5
Fidelity Consumer Staples Central Fund	10.3
Fidelity Materials Central Fund	4.1
Fidelity Utilities Central Fund	3.9
Fidelity Telecom Services Central Fund	3.0
Total Equity Sector Central Funds	100.7
Net Other Assets (Liabilities)	(0.7)
Total	100.0
At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 12.1% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Equity Sector Central Funds - 100.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,446	$ 390,968
Fidelity Consumer Staples Central Fund (a)	3,064	384,704
Fidelity Energy Central Fund (a)	4,060	403,334
Fidelity Financials Central Fund (a)	12,706	707,845
Fidelity Health Care Central Fund (a)	3,935	441,935
Fidelity Industrials Central Fund (a)	3,369	416,636
Fidelity Information Technology Central Fund (a)	3,956	606,164
Fidelity Materials Central Fund (a)	1,087	153,448
Fidelity Telecom Services Central Fund (a)	954	111,342
Fidelity Utilities Central Fund (a)	1,490	144,714
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,015,425)		3,761,090
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(24,801)
NET ASSETS - 100%		$ 3,736,289
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 4,040
Fidelity Consumer Staples Central Fund	8,502
Fidelity Energy Central Fund	4,577
Fidelity Financials Central Fund	5,649
Fidelity Health Care Central Fund	3,289
Fidelity Industrials Central Fund	5,101
Fidelity Information Technology Central Fund	2,495
Fidelity Materials Central Fund	4,680
Fidelity Telecom Services Central Fund	3,173
Fidelity Utilities Central Fund	4,237
Total	$ 45,743
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 302,539	$ 126,313	$ 108,694	$ 390,968	0.1%
Fidelity Consumer Staples Central Fund	348,319	174,865	174,166	384,704	0.1%
Fidelity Energy Central Fund	353,430	193,923	150,199	403,334	0.1%
Fidelity Financials Central Fund	442,631	424,678	138,350	707,845	0.1%
Fidelity Health Care Central Fund	441,806	150,629	198,497	441,935	0.1%
Fidelity Industrials Central Fund	320,505	132,348	111,325	416,636	0.1%
Fidelity Information Technology Central Fund	580,895	192,085	297,424	606,164	0.1%
Fidelity Materials Central Fund	110,386	54,068	26,400	153,448	0.1%
Fidelity Telecom Services Central Fund	98,099	24,437	27,333	111,342	0.1%
Fidelity Utilities Central Fund	130,473	40,885	38,906	144,714	0.1%
Total	$ 3,129,083	$ 1,514,231	$ 1,271,294	$ 3,761,090
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity Sector Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.9%
United Kingdom	1.5%
Switzerland	1.4%
Ireland	1.2%
Others (Individually Less Than 1%)	8.0%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $1,170,284 of which $860,845 and $309,439 will expire on September 30, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investments in securities, at value (cost $4,015,425) - See accompanying schedule		$ 3,761,090
Cash		22
Receivable for investments sold		2,703
Receivable for fund shares sold		2,241
Receivable from investment adviser for expense reductions		2,862
Other receivables		123
Total assets		3,769,041

Liabilities
Payable for investments purchased	$ 2,170
Payable for fund shares redeemed	1,331
Accrued management fee	1,696
Other affiliated payables	459
Other payables and accrued expenses	27,096
Total liabilities		32,752

Net Assets		$ 3,736,289
Net Assets consist of:
Paid in capital		$ 4,614,706
Undistributed net investment income		10,851
Accumulated undistributed net realized gain (loss) on investments		(634,933)
Net unrealized appreciation (depreciation) on investments		(254,335)
Net Assets, for 417,650 shares outstanding		$ 3,736,289
Net Asset Value, offering price and redemption price per share ($3,736,289 ÷ 417,650 shares)		$ 8.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Income from Fidelity Central Funds		$ 45,743
Interest		5
Total income		45,748

Expenses
Management fee	$ 18,801
Transfer agent fees	5,051
Accounting fees and expenses	1,307
Custodian fees and expenses	12,309
Independent trustees' compensation	12
Audit	35,884
Legal	14
Miscellaneous	136
Total expenses before reductions	73,514
Expense reductions	(40,567)	32,947
Net investment income (loss)		12,801
Realized and Unrealized Gain (Loss)
Fidelity Central Funds		56,104
Change in net unrealized appreciation (depreciation) on investment securities		332,960
Net gain (loss)		389,064
Net increase (decrease) in net assets resulting from operations		$ 401,865

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,801	$ 25,104
Net realized gain (loss)	56,104	(640,016)
Change in net unrealized appreciation (depreciation)	332,960	432,536
Net increase (decrease) in net assets resulting from operations	401,865	(182,376)
Distributions to shareholders from net investment income	(13,805)	(17,086)
Distributions to shareholders from net realized gain	(3,944)	-
Total distributions	(17,749)	(17,086)
Share transactions Proceeds from sales of shares	1,403,238	1,515,127
Reinvestment of distributions	17,749	17,086
Cost of shares redeemed	(1,198,601)	(2,336,625)
Net increase (decrease) in net assets resulting from share transactions	222,386	(804,412)
Total increase (decrease) in net assets	606,502	(1,003,874)

Net Assets
Beginning of period	3,129,787	4,133,661
End of period (including undistributed net investment income of $10,851 and undistributed net investment income of $11,857, respectively)	$ 3,736,289	$ 3,129,787
Other Information Shares
Sold	166,673	243,207
Issued in reinvestment of distributions	2,131	2,941
Redeemed	(140,623)	(382,139)
Net increase (decrease)	28,181	(135,991)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 7.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.05	.07	.01
Net realized and unrealized gain (loss)	.93	.16 G	(2.91)	.73
Total from investment operations	.96	.21	(2.84)	.74
Distributions from net investment income	(.04)	(.04)	(.03)	-
Distributions from net realized gain	(.01)	-	-	-
Total distributions	(.05)	(.04)	(.03)	-
Net asset value, end of period	$ 8.95	$ 8.04	$ 7.87	$ 10.74
Total Return B,C	11.92%	2.78%	(26.51)%	7.40%
Ratios to Average Net Assets E,I
Expenses before reductions	2.18%	2.64%	2.35%	11.66% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	.98%	.99%	.99%	1.00% A
Net investment income (loss)	.38%	.86%	.76%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,736	$ 3,130	$ 4,134	$ 1,618
Portfolio turnover rate F	38%	54%	21%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 21, 2007 (commencement of operations) to September 30, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Equity Sector Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 189,166
Gross unrealized depreciation	89,333
Net unrealized appreciation (depreciation)	$ 278,499

Tax Cost	$ 3,482,591

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,368
Capital loss carryforward	$ (1,170,284)
Net unrealized appreciation (depreciation)	$ 278,499

The tax character of distributions paid was as follows:

	September 30, 2010	September 30, 2009
Ordinary Income	$ 17,749	$ 17,086

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $1,514,231 and $1,271,294, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $39,868.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services in addition to trade execution. These services

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

included payments of certain expenses on behalf of the Fund totaling $689 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Series Broad Market Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Broad Market Opportunities Fund (a fund of Fidelity Charles Street Trust) at September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Broad Market Opportunities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 17, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-
present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Broad Market Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Series Broad Market Opportunities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the period shown. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Series Broad Market Opportunities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2009. The Board also noted that the fund's relatively small asset size results in relatively high other expenses (such as custody, audit, and legal) in basis points.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other funds advised by FMR or an affiliate, it continues to incur management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

BMO-ANN-1110
1.848237.103

Item 2. Code of Ethics

As of the end of the period, September 30, 2010, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$24,000	$-	$3,500	$-
Fidelity Asset Manager 50%	$25,000	$-	$3,500	$-
Fidelity Asset Manager 70%	$24,000	$-	$3,500	$-
Fidelity Asset Manager 85%	$24,000	$-	$3,500	$-

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$32,000	$-	$6,000	$-
Fidelity Asset Manager 50%	$33,000	$-	$7,900	$-
Fidelity Asset Manager 70%	$36,000	$-	$6,500	$-
Fidelity Asset Manager 85%	$32,000	$-	$6,000	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%, and Fidelity Broad Market Opportunities Fund (the "Funds"):

Services Billed by PwC

September 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 30%	$31,000	$-	$2,200	$200
Fidelity Asset Manager 40%	$31,000	$-	$2,200	$200
Fidelity Asset Manager 60%	$31,000	$-	$2,200	$200
Fidelity Broad Market Opportunities Fund	$30,000	$-	$4,300	$1,600

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 30%	$42,000	$-	$5,400	$400
Fidelity Asset Manager 40%	$42,000	$-	$5,400	$400
Fidelity Asset Manager 60%	$42,000	$-	$5,400	$400
Fidelity Broad Market Opportunities Fund	$27,000	$-	$6,400	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2010A	September 30, 2009A
Audit-Related Fees	$720,000	$1,020,000
Tax Fees	$-	$2,000
All Other Fees	$520,000	$405,000

A Amounts may reflect rounding.

Services Billed by PwC

	September 30, 2010A	September 30, 2009A
Audit-Related Fees	$2,010,000	$2,930,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2010 A	September 30, 2009 A
PwC	$5,000,000	$3,560,000
Deloitte Entities	$1,290,000	$1,565,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 26, 2010